Quarterly Holdings Report
for
VIP Investment Grade Bond II Portfolio
September 30, 2025
VIGBI-NPRT3-1125
1.9905669.103
Asset-Backed Securities - 9.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.682% 7/20/2037 (b)(c)(d)	2,320,000	2,327,862
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/20/2037 (b)(c)(d)	828,000	831,252
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.8255% 4/19/2037 (b)(c)(d)	1,960,000	1,967,997
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.5543% 7/18/2038 (b)(c)(d)	2,540,000	2,548,649
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/20/2037 (b)(c)(d)	2,642,000	2,649,849
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.689% 7/18/2037 (b)(c)(d)	4,174,000	4,188,718
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.6476% 1/15/2038 (b)(c)(d)	2,270,000	2,280,478
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.6655% 10/20/2037 (b)(c)(d)	2,323,000	2,328,689
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.8355% 7/20/2037 (b)(c)(d)	1,884,000	1,892,813
TOTAL BAILIWICK OF JERSEY		21,016,307
BERMUDA - 0.2%
RRAM Series 2024-24A Class A1A2, CME Term SOFR 3 month Index + 1.31%, 5.6276% 1/15/2037 (b)(c)(d)	6,000,000	6,017,088
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	387,585	393,118
GRAND CAYMAN (UK OVERSEAS TER) - 5.1%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.742% 7/22/2037 (b)(c)(d)	1,348,000	1,354,181
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6624% 7/17/2037 (b)(c)(d)	1,526,000	1,531,588
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5771% 4/20/2034 (b)(c)(d)	2,044,526	2,044,526
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 1.22% 10/20/2038 (b)(c)(d)	2,044,526	2,045,419
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.8178% 4/16/2037 (b)(c)(d)	2,766,000	2,777,183
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.6577% 7/20/2038 (b)(c)(d)	627,000	628,589
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7655% 7/21/2037 (b)(c)(d)	3,577,000	3,589,126
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.6215% 7/15/2038 (b)(c)(d)	2,723,000	2,735,218
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.6101% 4/25/2034 (b)(c)(d)	425,583	425,936
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.6876% 10/15/2037 (b)(c)(d)	813,000	817,815
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.5576% 4/15/2038 (b)(c)(d)	2,235,000	2,238,080
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.6492% 4/15/2034 (b)(c)(d)	3,561,718	3,564,461
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.5776% 1/15/2038 (b)(c)(d)	14,191,000	14,213,976
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.0755% 1/20/2037 (b)(c)(d)	3,356,000	3,365,286
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6955% 10/20/2037 (b)(c)(d)	1,352,000	1,358,002
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.6001% 4/25/2034 (b)(c)(d)	934,550	935,776
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	2,245,000	2,240,333
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.6224% 1/17/2035 (b)(c)(d)	17,477,148	17,509,657
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 0% 10/20/2038 (b)(c)(d)(e)	2,395,000	2,396,032
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.7092% 1/15/2035 (b)(c)(d)	549,679	550,344
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6355% 1/20/2038 (b)(c)(d)	1,826,000	1,831,142
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.7285% 7/25/2037 (b)(c)(d)	3,068,000	3,077,787
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.5185% 1/25/2038 (b)(c)(d)	2,137,000	2,138,628
Cedar Fdg Xvii Clo Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6755% 7/20/2038 (b)(c)(d)	2,065,000	2,072,267
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.6455% 4/20/2035 (b)(c)(d)	3,994,984	3,994,968
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6855% 10/20/2037 (b)(c)(d)	799,000	801,216
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.6371% 4/20/2034 (b)(c)(d)	772,931	772,931
Cifc Funding 2025-Vi Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 1.25% 10/23/2038 (b)(c)(d)(e)	1,522,000	1,522,664
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.3593% 10/15/2038 (b)(c)(d)	2,278,000	2,283,399
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 5.2695% 4/18/2035 (b)(c)(d)	2,644,000	2,647,120
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.6255% 4/20/2035 (b)(c)(d)	2,345,807	2,346,086
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.859% 4/18/2037 (b)(c)(d)	2,387,000	2,395,756
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.6976% 7/15/2037 (b)(c)(d)	3,018,000	3,028,732
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.5952% 2/20/2035 (b)(c)(d)	1,574,048	1,574,782
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.8524% 4/17/2037 (b)(c)(d)	600,000	601,629
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.7076% 10/15/2037 (b)(c)(d)	2,398,000	2,403,676
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.6976% 10/15/2037 (b)(c)(d)	1,958,000	1,962,351
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.4434% 4/15/2038 (b)(c)(d)	2,232,000	2,229,565
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.6063% 10/22/2038 (b)(c)(d)	2,233,000	2,242,655
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6855% 10/19/2037 (b)(c)(d)	2,033,000	2,038,357
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	102,197	100,152
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.8676% 4/15/2037 (b)(c)(d)	1,500,000	1,503,839
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.4061% 4/15/2038 (b)(c)(d)	1,612,000	1,612,787
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.932% 1/22/2037 (b)(c)(d)	410,000	411,444
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.7271% 4/19/2034 (b)(c)(d)	1,795,369	1,796,900
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.8285% 4/25/2037 (b)(c)(d)	2,755,000	2,764,676
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3976% 7/15/2034 (b)(c)(d)	1,248,118	1,249,032
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.6385% 7/25/2038 (b)(c)(d)	2,228,000	2,235,849
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6685% 10/25/2037 (b)(c)(d)	965,191	967,628
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.435% 4/15/2038 (b)(c)(d)	1,559,000	1,559,067
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.6085% 1/25/2038 (b)(c)(d)	1,475,000	1,479,003
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.6071% 4/20/2034 (b)(c)(d)	746,434	746,756
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6676% 7/15/2037 (b)(c)(d)	1,119,000	1,122,406
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4685% 1/25/2038 (b)(c)(d)	2,192,000	2,192,243
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.5576% 1/15/2038 (b)(c)(d)	2,973,000	2,979,151
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.2849% 4/15/2038 (b)(c)(d)	2,660,000	2,661,692
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.729% 7/18/2038 (b)(c)(d)	2,320,000	2,325,881
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6755% 7/20/2037 (b)(c)(d)	3,898,000	3,905,944
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(d)	2,387,000	2,391,311
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.622% 1/22/2038 (b)(c)(d)	2,694,000	2,704,288
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.5555% 4/20/2038 (b)(c)(d)	1,471,000	1,472,455
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.6555% 10/20/2037 (b)(c)(d)	2,146,000	2,150,859
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8255% 4/20/2037 (b)(c)(d)	1,960,000	1,967,867
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.3435% 2/20/2038 (b)(c)(d)	2,111,000	2,109,940
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.649% 1/18/2038 (b)(c)(d)	920,000	922,146
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	2,260,000	2,259,794
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.3176% 1/15/2033 (b)(c)(d)	1,192,412	1,193,055
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 5.0114% 2/15/2033 (b)(c)(d)	2,474,272	2,471,610
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.4104% 10/20/2038 (b)(c)(d)	1,606,000	1,610,738
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (b)	401,425	388,591
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6676% 10/15/2039 (b)(c)(d)	1,175,000	1,178,961
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.6576% 1/15/2037 (b)(c)(d)	1,078,307	1,079,418
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.5639% 7/17/2038 (b)(c)(d)	1,460,000	1,463,710
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.4595% 10/17/2038 (b)(c)(d)	2,272,000	2,276,746
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.5829% 7/17/2038 (b)(c)(d)	1,835,000	1,841,004
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.8376% 4/15/2037 (b)(c)(d)	1,901,000	1,907,769
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6671% 4/20/2033 (b)(c)(d)	661,099	661,257
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (b)(d)	240,241	240,102
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (b)	389,866	378,452
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.1255% 1/20/2037 (b)(c)(d)	2,577,000	2,583,131
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.8376% 4/15/2037 (b)(c)(d)	900,000	903,220
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.6355% 1/20/2038 (b)(c)(d)	266,000	267,095
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		176,325,208
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (b)	945,501	960,525
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.829% 4/18/2037 (b)(c)(d)	1,864,000	1,871,577
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.5055% 4/20/2038 (b)(c)(d)	668,000	667,745
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8185% 7/27/2037 (b)(c)(d)	2,450,000	2,458,465
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5755% 1/20/2038 (b)(c)(d)	1,483,000	1,485,189
TOTAL MULTI-NATIONAL		6,482,976
UNITED STATES - 3.2%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (b)	1,682,639	1,737,434
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (b)	1,531,788	1,581,670
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (b)	1,394,088	1,424,541
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (b)	73,716	72,980
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	368,872	353,719
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	978,379	922,068
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (b)	7,597,751	7,742,959
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (b)	193,742	195,505
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (b)	500,000	502,286
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (b)	900,000	905,342
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (b)	600,000	599,212
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	1,277,691	1,285,957
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (b)	1,885,449	1,930,016
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (b)	70,954	69,815
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	685,000	687,430
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	976,091	978,460
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	180,000	182,358
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (b)	492,478	496,140
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	747,093	705,890
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (b)(f)	211,936	212,004
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	562,000	567,565
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	1,521,458	1,522,735
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (b)	500,000	503,283
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	283,000	278,651
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	1,223,281	1,239,726
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,011,000	1,025,605
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	200,000	201,981
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	1,270,000	1,275,612
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (b)	96,163	94,912
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (b)	251,105	244,829
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (b)	272,765	259,130
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (b)	21,614	21,481
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	24,542	24,524
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	889,412	898,644
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	442,000	442,242
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	700,000	705,644
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	700,225	692,347
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)	919,188	894,800
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	568,449	575,630
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	427,145	429,203
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	444,000	453,474
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (b)	1,895,000	1,890,357
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.8276% 7/15/2037 (b)(c)(d)	2,449,000	2,455,936
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	1,146,510	1,163,768
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	415,392	417,423
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	800,000	815,715
Exeter Automobile Receivables Trust Series 2025-4A Class B, 4.4% 5/15/2030	1,500,000	1,505,963
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	289,129	290,148
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	270,000	272,683
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	1,700,000	1,708,016
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (b)	3,204,008	3,270,256
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	124,154	124,292
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	1,600,000	1,613,791
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	1,860,000	1,886,556
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A2, 4.52% 10/15/2027 (b)	500,000	502,352
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4985% 1/25/2038 (b)(c)(d)	2,288,000	2,286,872
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (b)	424,898	419,582
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	1,100,000	1,105,020
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (b)	1,985,025	2,023,220
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (b)	1,415,000	1,443,106
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	700,000	701,323
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	1,600,000	1,620,501
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	1,000,000	1,002,453
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (b)	486,444	489,386
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	973,610	981,268
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (b)	3,510,000	3,521,232
OCCU Auto Receivables Trust Series 2025-1A Class A3, 4.81% 11/15/2029 (b)	300,000	302,269
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 0% 10/17/2038 (b)(c)(d)	2,255,000	2,255,000
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (b)	600,000	604,044
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)	1,800,000	1,807,383
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (b)	691,381	701,424
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (b)	422,734	432,694
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (b)	573,983	550,476
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (b)	629,180	618,342
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (b)	562,595	524,499
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (b)	378,488	361,555
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (b)	300,000	297,726
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (b)	229,000	217,631
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	1,200,000	1,208,152
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	1,100,000	1,103,247
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (b)	1,036,709	1,042,200
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	840,000	849,846
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (b)	1,523,786	1,563,124
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	1,400,000	1,402,953
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	2,087,228	2,179,163
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	4,002,753	4,058,720
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	2,380,015	2,441,631
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	2,880,235	2,869,085
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	3,003,305	3,003,757
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	1,420,268	1,424,410
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (b)	3,310,000	3,317,658
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.1324% 9/25/2034 (c)(d)	823	877
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (b)	217,656	218,033
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (b)	72,315	72,367
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (b)	900,000	908,794
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (b)	985,000	990,366
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (b)	1,834,084	1,857,680
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	1,948,673	1,968,888
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (b)	695,121	719,623
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	908,498	910,612
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	580,307	583,699
TOTAL UNITED STATES		111,816,951
TOTAL ASSET-BACKED SECURITIES (Cost $319,943,038)		323,012,173

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA 3.45% 7/27/2026	350,000	347,905
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (c)(d)	347,000	359,311
Citizens Bank NA/Providence RI 3.75% 2/18/2026	370,000	369,113
Regions Bank/Birmingham AL 6.45% 6/26/2037	969,000	1,062,119

TOTAL BANK NOTES (Cost $2,176,909)		2,138,448

Collateralized Mortgage Obligations - 1.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.8%
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (b)	485,713	454,724
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (b)(d)	459,073	463,314
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (b)	797,388	736,224
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (b)	1,228,463	1,234,523
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (b)	186,860	186,459
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	514,913	507,337
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	378,678	377,061
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	667,458	607,367
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	257,204	230,951
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	426,719	378,355
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	83,830	70,445
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	89,088	74,864
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	104,275	87,211
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	72,481	64,780
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	815,133	720,891
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	535,442	480,005
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	1,162,717	1,032,315
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	116,272	102,275
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	270,650	250,519
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	332,253	310,195
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	430,694	406,462
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	1,027,283	985,066
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	128,843	118,789
Fannie Mae Guaranteed REMIC Series 2022-20 Class HC, 2.5% 4/25/2052	1,561,709	1,432,467
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	390,155	384,400
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	745,195	669,803
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	2,178,098	1,939,692
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	84,040	74,559
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	230,773	226,846
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	321,770	280,941
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	909,853	818,523
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.156% 8/25/2052 (c)(d)	793,965	784,125
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.156% 9/25/2052 (c)(d)	1,668,725	1,648,042
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.156% 10/25/2052 (c)(d)	597,494	591,411
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.156% 10/25/2052 (c)(d)	1,992,931	1,968,095
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	383,176	354,772
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	776,693	706,555
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.806% 11/25/2053 (c)(d)	1,034,100	1,041,994
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.856% 11/25/2053 (c)(d)	266,883	268,756
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.886% 7/25/2054 (c)(d)	249,528	251,493
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.556% 12/25/2054 (c)(d)	1,681,477	1,684,500
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.456% 12/25/2054 (c)(d)	532,803	533,087
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	3,426	3,516
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.556% 6/25/2054 (c)(d)	839,096	840,857
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.956% 8/25/2054 (c)(d)	1,022,385	1,029,186
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.556% 9/25/2054 (c)(d)	426,446	427,170
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.756% 2/25/2055 (c)(d)	663,825	667,401
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.756% 9/25/2054 (c)(d)	672,792	675,386
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.556% 2/25/2055 (c)(d)	917,951	920,675
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.506% 2/25/2055 (c)(d)	381,788	382,430
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	758,727	754,047
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	234,990	210,079
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	66,735	59,235
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	239,708	214,498
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	188,758	177,582
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	72,431	61,195
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	185,145	168,602
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	238,119	210,091
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	423,607	374,701
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	83,364	75,578
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	563,776	504,702
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	219,907	194,474
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	198,145	175,219
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	203,333	184,230
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	166,288	147,005
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	98,110	85,545
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	1,246,696	1,115,658
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	166,288	147,005
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	154,238	139,861
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	736,111	670,767
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	120,012	110,566
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	165,588	150,343
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	270,611	244,456
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5207 Class PA, 3% 6/25/2051	3,085,165	2,733,401
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	420,231	394,941
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.406% 8/25/2053 (c)(d)	841,278	841,900
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.806% 10/25/2053 (c)(d)	711,047	718,925
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.556% 6/25/2054 (c)(d)	618,908	621,450
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.356% 10/25/2054 (c)(d)	395,429	395,113
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.456% 11/25/2054 (c)(d)	3,087,417	3,089,291
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.506% 2/25/2055 (c)(d)	1,175,196	1,178,127
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.556% 2/25/2055 (c)(d)	358,682	358,207
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.606% 10/25/2054 (c)(d)	656,095	657,960
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.506% 2/25/2055 (c)(d)	564,770	565,748
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.406% 4/25/2055 (c)(d)	732,118	731,075
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	341,716	334,342
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (b)(f)	89,356	87,917
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(d)	481,837	486,758
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (b)	2,360,314	2,236,021
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)	349,385	331,405
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(d)	804,170	812,363
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (b)	238,521	224,294
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (b)	422,731	399,895
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (b)(f)	292,258	293,556
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	77,312	76,790
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	96,843	95,482
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (b)(f)	679,046	659,225
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (b)(d)	372,554	373,822
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (b)	707,004	697,582
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (b)	216,807	214,025
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	823,696	803,656
Towd Point Mortgage Trust Series 2020-1 Class A1, 2.71% 1/25/2060 (b)	1,064,014	1,023,471
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (b)	2,525,099	2,428,473
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (b)	760,315	768,363
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (b)(f)	690,137	695,592
TOTAL UNITED STATES		61,991,423
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $61,227,077)		61,991,423

Commercial Mortgage Securities - 4.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.9%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.8936% 6/15/2040 (b)(c)(d)	1,620,000	1,628,100
Arbor Multifamily Mortgage Securities Trust Series 2021-MF2 Class ASB, 2.2446% 6/15/2054 (b)	600,000	566,528
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	373,076	353,722
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (b)	109,000	101,438
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	157,796	157,021
BANK Series 2018-BN14 Class ASB, 4.185% 9/15/2060	209,995	209,679
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	509,598	500,293
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	82,630	77,656
BANK Series 2020-BN25 Class A5, 2.649% 1/15/2063	462,410	426,703
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	993,559	957,530
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	1,148,351	1,017,376
BANK Series 2021-BN33 Class XA, 1.1544% 5/15/2064 (d)(g)	11,942,298	472,429
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	567,169	501,480
BANK5 Series 2023-5YR1 Class A2, 5.779% 4/15/2056	800,000	819,188
BBCMS Mortgage Trust Series 2021-C11 Class A5, 2.322% 9/15/2054	722,307	638,517
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	600,000	571,070
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.5057% 9/15/2056 (d)	1,422,000	1,531,359
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	172,167	170,795
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	1,180,306	1,165,604
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	159,609	155,512
Benchmark Mortgage Trust Series 2019-B10 Class ASB, 3.615% 3/15/2062	353,138	349,737
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	726,144	688,167
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	642,936	630,659
Benchmark Mortgage Trust Series 2019-B9 Class AAB, 3.9325% 3/15/2052	651,568	647,339
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	468,749	412,485
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	700,621	625,666
Benchmark Mortgage Trust Series 2023-V3 Class XA, 1.0527% 7/15/2056 (d)(g)	31,968,760	646,869
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.4923% 3/15/2041 (b)(c)(d)	1,243,913	1,246,244
BMO Mortgage Trust Series 2023-C6 Class XA, 0.9855% 9/15/2056 (d)(g)	13,266,093	676,573
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	300,000	314,185
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.5221% 6/15/2041 (b)(c)(d)	1,792,000	1,794,240
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.7917% 6/15/2041 (b)(c)(d)	885,000	886,936
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.9914% 6/15/2041 (b)(c)(d)	626,000	627,369
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.5418% 3/15/2041 (b)(c)(d)	4,965,388	4,968,492
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.7915% 5/15/2041 (b)(d)	2,970,182	2,973,894
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.1963% 4/15/2034 (b)(c)(d)	562,789	559,976
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.4963% 4/15/2034 (b)(c)(d)	412,398	408,274
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.7963% 4/15/2034 (b)(c)(d)	272,629	269,221
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.0963% 4/15/2034 (b)(c)(d)	286,192	281,899
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.9536% 10/15/2036 (b)(c)(d)	1,109,960	1,107,192
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.1633% 10/15/2036 (b)(c)(d)	162,246	161,739
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.3631% 10/15/2036 (b)(c)(d)	217,124	216,310
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.5628% 10/15/2036 (b)(c)(d)	210,720	209,930
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.212% 10/15/2036 (b)(c)(d)	732,746	729,998
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.6412% 4/15/2037 (b)(c)(d)	529,123	529,288
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.1631% 2/15/2039 (b)(c)(d)	451,994	451,571
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.4625% 2/15/2039 (b)(c)(d)	310,649	310,261
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.7119% 2/15/2039 (b)(c)(d)	310,649	310,261
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.111% 2/15/2039 (b)(c)(d)	310,649	310,261
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.9116% 12/9/2040 (b)(c)(d)	1,447,054	1,448,862
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.341% 12/9/2040 (b)(c)(d)	391,657	392,146
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.7903% 12/9/2040 (b)(c)(d)	173,274	173,599
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.443% 12/15/2039 (b)(c)(d)	2,000,692	2,005,694
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.5935% 4/15/2040 (b)(c)(d)	4,871,857	4,880,988
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.5502% 6/15/2035 (b)(c)(d)	868,000	866,644
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.592% 4/15/2041 (b)(c)(d)	3,454,768	3,463,507
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.8417% 4/15/2041 (b)(c)(d)	550,548	551,064
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.0913% 4/15/2041 (b)(c)(d)	456,740	457,311
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.294% 3/15/2030 (b)(c)(d)	6,604,242	6,589,796
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.5436% 3/15/2030 (b)(c)(d)	967,228	964,809
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.6934% 3/15/2030 (b)(c)(d)	1,362,685	1,359,279
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.9004% 10/15/2026 (b)(c)(d)	1,939,262	1,936,838
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.0655% 2/15/2036 (b)(c)(d)	200,000	199,938
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 4.9355% 6/15/2038 (b)(c)(d)	230,582	230,438
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.0902% 4/15/2037 (b)(c)(d)	372,906	373,023
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.4402% 4/15/2037 (b)(c)(d)	84,192	84,271
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.9892% 4/15/2037 (b)(c)(d)	70,498	70,586
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.5922% 2/15/2039 (b)(c)(d)	2,846,284	2,848,952
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.9417% 2/15/2039 (b)(c)(d)	361,006	361,908
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.8414% 3/15/2041 (b)(c)(d)	848,230	849,291
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.091% 3/15/2041 (b)(c)(d)	1,126,512	1,128,272
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.3002% 2/15/2035 (b)(c)(d)	2,237,000	2,232,107
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(d)	1,913,000	1,935,060
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (b)	17,700,000	128,743
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	1,189,339	990,340
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	527,861	521,207
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	1,960,100	1,932,209
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	508,851	505,001
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4, 2.902% 7/10/2049	589,456	581,639
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	443,597	430,020
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	1,284,202	1,283,926
CSAIL Commercial Mortgage Trust Series 2015-C3 Class A4, 3.7182% 8/15/2048	3,296	3,288
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	516,958	486,881
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	516,958	485,486
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)	605,000	621,088
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 4.9665% 11/15/2038 (b)(c)(d)	2,943,241	2,940,482
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.3445% 7/15/2038 (b)(c)(d)	569,211	569,211
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.6445% 7/15/2038 (b)(c)(d)	1,360,204	1,360,204
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 5.9645% 7/15/2038 (b)(c)(d)	175,401	175,401
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.5145% 7/15/2038 (b)(c)(d)	9,759,233	9,759,234
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.45% 10/15/2042 (b)(c)(d)	4,640,000	4,648,700
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.75% 10/15/2042 (b)(c)(d)	825,000	826,547
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 6% 10/15/2042 (b)(c)(d)	405,000	406,012
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	800,000	788,757
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	2,700,000	2,751,462
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	128,223	127,671
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	1,097,782	1,091,602
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	531,495	526,321
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	401,999	397,548
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K062 Class A1, 3.032% 9/25/2026	5,830	5,813
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	2,600,000	2,583,764
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K064 Class A2, 3.224% 3/25/2027	472,919	468,269
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	1,152,712	1,139,405
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	390,532	385,031
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,100,000	1,086,223
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	600,000	592,294
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	500,000	495,028
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	900,000	889,174
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	2,600,000	2,581,793
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	600,000	600,030
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	1,800,000	1,796,781
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K079 Class A2, 3.926% 6/25/2028	213,322	213,293
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	454,836	454,796
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	400,000	399,705
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	400,000	401,354
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	407,161	398,822
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	1,410,116	1,360,023
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	2,053,820	1,917,706
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	1,745,881	1,546,442
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	890,789	788,246
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	423,042	375,042
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	593,860	525,927
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	1,100,000	1,049,467
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	781,693	693,000
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	230,204	205,805
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	327,624	296,602
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	281,917	248,145
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	771,017	686,258
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	2,100,000	1,874,931
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	600,000	607,781
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	3,800,000	3,721,731
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	1,245,771	1,167,407
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.2155% 10/15/2036 (b)(c)(d)	1,961,563	1,952,981
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.4155% 10/15/2036 (b)(c)(d)	450,000	447,772
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 5.8155% 10/15/2036 (b)(c)(d)	2,451,000	2,438,745
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	51,877	50,887
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/2049	190,162	189,182
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	89,110	88,412
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (b)	158,353	85,511
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.4454% 5/15/2039 (b)(c)(d)	2,976,439	2,894,588
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.9441% 5/15/2039 (b)(c)(d)	899,162	842,901
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.2433% 5/15/2039 (b)(c)(d)	511,349	467,245
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.6921% 5/15/2039 (b)(c)(d)	454,472	413,283
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.3645% 3/15/2038 (b)(c)(d)	14,847	14,782
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.6645% 3/15/2038 (b)(c)(d)	135,373	134,527
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.0145% 3/15/2038 (b)(c)(d)	118,320	117,284
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.6502% 9/15/2040 (b)(c)(d)	2,000,000	1,999,543
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class A3, 2.698% 2/15/2053	487,766	453,722
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049	1,200,000	1,184,548
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	1,500,000	1,477,490
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	1,275,945	1,262,522
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	898,594	875,314
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)	955,155	939,480
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (b)	414,800	399,713
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.2392% 11/15/2040 (b)(c)(d)	117,542	117,542
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 7.9882% 11/15/2040 (b)(c)(d)	871,200	871,745
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (b)	162,510	166,007
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 5.4002% 8/15/2042 (b)(c)(d)	500,000	500,468
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.1502% 2/15/2039 (b)(c)(d)	263,000	259,114
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.8002% 2/15/2039 (b)(c)(d)	137,000	134,300
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.9954% 11/15/2038 (b)(c)(d)	1,964,066	1,962,225
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.3444% 11/15/2038 (b)(c)(d)	1,485,832	1,484,439
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.5936% 11/15/2038 (b)(c)(d)	301,798	301,515
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 5.8428% 11/15/2038 (b)(c)(d)	198,355	198,169
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.3931% 12/15/2039 (b)(c)(d)	2,790,000	2,793,486
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.7426% 12/15/2039 (b)(c)(d)	680,000	679,574
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.142% 12/15/2039 (b)(c)(d)	501,000	502,253
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (b)	1,123,328	960,255
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	450,823	446,722
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	887,720	836,104
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	63,390	60,246
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	438,989	409,219
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	357,061	346,841
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.4655% 5/15/2031 (b)(c)(d)	552,000	550,665
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.1409% 8/15/2041 (b)(c)(d)	500,000	499,038
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 5.8413% 8/15/2041 (b)(c)(d)	1,100,000	1,099,060
TOTAL UNITED STATES		170,575,906
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $169,052,166)		170,575,906

Fixed-Income Funds - 0.5%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (h) (Cost $17,533,903)	200,232	17,956,773

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Province of Alberta 3.3% 3/15/2028	274,000	271,038
Province of British Columbia 2.25% 6/2/2026	654,000	646,793
Province of Ontario 0.625% 1/21/2026	70,000	69,270
Province of Ontario 1.125% 10/7/2030	658,000	575,599
Province of Ontario 2.3% 6/15/2026	391,000	386,574
Province of Ontario 2.5% 4/27/2026	137,000	135,844
Province of Quebec 2.5% 4/20/2026	322,000	319,398
Province of Quebec 2.75% 4/12/2027	350,000	344,701
TOTAL CANADA		2,749,217
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	274,000	240,486
MEXICO - 0.1%
United Mexican States 3.5% 2/12/2034	1,114,000	967,788
United Mexican States 4.28% 8/14/2041	1,201,000	976,413
United Mexican States 4.35% 1/15/2047	395,000	305,335
United Mexican States 4.5% 1/31/2050	254,000	196,152
United Mexican States 4.6% 2/10/2048	481,000	379,990
United Mexican States 4.75% 3/8/2044	266,000	221,911
United Mexican States 5.55% 1/21/2045	107,000	99,884
United Mexican States 6.05% 1/11/2040	132,000	133,073
TOTAL MEXICO		3,280,546
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (b)	396,000	377,240
Kingdom of Saudi Arabia 4.5% 4/22/2060 (b)	301,000	247,572
TOTAL SAUDI ARABIA		624,812
URUGUAY - 0.0%
Uruguay Republic 4.125% 11/20/2045	130,228	114,731
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,389,484)		7,009,792

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
Texas - 0.0%
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	155,000	136,151
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	65,000	49,944
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	400,000	291,792
		477,887
TOTAL MUNICIPAL SECURITIES (Cost $534,482)		477,887

Non-Convertible Corporate Bonds - 22.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)	328,000	314,842
Westpac Banking Corp 4.11% 7/24/2034 (d)	800,000	783,421
Westpac Banking Corp 4.421% 7/24/2039	160,000	148,172
		1,246,435
Materials - 0.0%
Metals & Mining - 0.0%
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	357,000	357,545
Rio Tinto Finance USA Ltd 7.125% 7/15/2028	55,000	59,426
		416,971
TOTAL AUSTRALIA		1,663,406
BELGIUM - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	465,000	452,718
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Vale Overseas Ltd 3.75% 7/8/2030	667,000	642,321
Vale SA 5.625% 9/11/2042	181,000	184,168
		826,489
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	412,000	387,713
Suzano Austria GmbH 6% 1/15/2029	330,000	342,018
		729,731
TOTAL BRAZIL		1,556,220
CANADA - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (b)(e)	284,000	283,571
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 4.95% 6/1/2047	175,000	155,551
Canadian Natural Resources Ltd 5.85% 2/1/2035	644,000	672,142
Canadian Natural Resources Ltd 6.25% 3/15/2038	188,000	200,660
Cenovus Energy Inc 2.65% 1/15/2032	196,000	173,275
Cenovus Energy Inc 5.4% 6/15/2047	154,000	141,836
Cenovus Energy Inc 6.75% 11/15/2039	8,000	8,841
Enbridge Inc 4.25% 12/1/2026	223,000	223,027
Enbridge Inc 5.5% 12/1/2046	397,000	392,768
TransCanada PipeLines Ltd 4.875% 1/15/2026	137,000	137,021
TransCanada PipeLines Ltd 6.1% 6/1/2040	184,000	194,663
		2,299,784
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	237,000	235,597
Emera US Finance LP 4.75% 6/15/2046	143,000	123,389
		358,986
TOTAL CANADA		2,942,341
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 5.786% 1/13/2033 (b)(d)	3,269,000	3,430,896
Societe Generale SA 1.488% 12/14/2026 (b)(d)	1,222,000	1,214,417
Societe Generale SA 5.5% 4/13/2029 (b)(d)	2,232,000	2,279,016

TOTAL FRANCE		6,924,329
GERMANY - 0.3%
Financials - 0.2%
Capital Markets - 0.1%
Deutsche Bank AG 4.1% 1/13/2026	330,000	329,631
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (d)	171,000	167,258
Deutsche Bank AG/New York NY 4.1% 1/13/2026	598,000	597,343
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (d)	2,100,000	2,130,073
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)	1,810,000	1,900,752
		5,125,057
Financial Services - 0.1%
KfW 0.625% 1/22/2026	1,471,000	1,455,660
KfW 2.875% 4/3/2028	421,000	413,249
Landwirtschaftliche Rentenbank 1.75% 7/27/2026	233,000	229,054
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	242,000	236,204
		2,334,167
TOTAL FINANCIALS		7,459,224

Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 3.95% 4/15/2045 (b)	38,000	28,390
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	548,000	547,520
		575,910
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
RWE Finance US LLC 5.125% 9/18/2035 (b)	2,026,000	1,998,386
TOTAL GERMANY		10,033,520
IRELAND - 0.7%
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	878,000	862,622
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	730,000	703,496
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	567,000	522,147
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	204,000	183,295
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	204,000	167,628
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	430,000	426,602
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	270,000	270,000
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	393,000	392,955
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	4,500,000	4,662,408
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	2,464,000	2,541,040
		10,732,193
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	198,000	197,647
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	587,000	586,605
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)	232,000	235,324
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (b)	1,248,000	1,280,180
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	7,612,000	7,940,217
		10,239,973
TOTAL IRELAND		20,972,166
ITALY - 0.0%
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	1,614,000	1,617,511
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.567% 7/16/2027 (b)	449,000	452,238
NTT Finance Corp 4.62% 7/16/2028 (b)	454,000	458,489
NTT Finance Corp 4.876% 7/16/2030 (b)	1,195,000	1,214,207
		2,124,934
Financials - 0.0%
Banks - 0.0%
Japan Bank for International Cooperation 1.25% 1/21/2031	1,072,000	933,288
Japan Bank for International Cooperation 2.375% 4/20/2026	358,000	354,799
Japan Bank for International Cooperation 2.875% 6/1/2027	208,000	204,827
Japan Bank for International Cooperation 3.25% 7/20/2028	246,000	242,109
		1,735,023
TOTAL JAPAN		3,859,957
KOREA (SOUTH) - 0.0%
Financials - 0.0%
Banks - 0.0%
Export-Import Bank of Korea 0.625% 2/9/2026	719,000	710,201
Korea Development Bank/The 1.625% 1/19/2031	367,000	324,826

TOTAL KOREA (SOUTH)		1,035,027
MEXICO - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Petroleos Mexicanos 5.95% 1/28/2031	807,000	782,387
Petroleos Mexicanos 6.35% 2/12/2048	1,658,000	1,318,624
Petroleos Mexicanos 6.5% 1/23/2029	698,000	709,865
Petroleos Mexicanos 6.7% 2/16/2032	2,603,000	2,580,224
Petroleos Mexicanos 6.75% 9/21/2047	1,520,000	1,257,648
Petroleos Mexicanos 6.95% 1/28/2060	989,000	815,381
Petroleos Mexicanos 7.69% 1/23/2050	2,036,000	1,851,640
Petroleos Mexicanos 8.75% 6/2/2029	15,000,000	16,188,750
		25,504,519
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.25% 11/8/2042	158,000	153,051
Southern Copper Corp 7.5% 7/27/2035	167,000	197,617
		350,668
TOTAL MEXICO		25,855,187
MULTI-NATIONAL - 0.3%
Financials - 0.3%
Banks - 0.2%
African Development Bank 0.875% 7/22/2026	419,000	409,131
Asian Development Bank 0.5% 2/4/2026	611,000	603,627
Asian Development Bank 0.75% 10/8/2030	534,000	459,997
Asian Development Bank 2% 4/24/2026	173,000	171,131
Asian Development Bank 2.5% 11/2/2027	184,000	179,662
Asian Development Bank 2.625% 1/12/2027	178,000	175,426
Asian Development Bank 2.75% 1/19/2028	1,032,000	1,011,050
European Investment Bank 0.75% 9/23/2030	762,000	657,879
European Investment Bank 0.875% 5/17/2030	183,000	160,741
European Investment Bank 1.25% 2/14/2031	331,000	289,959
European Investment Bank 2.375% 5/24/2027	110,000	107,687
Inter-American Development Bank 0.875% 4/20/2026	1,388,000	1,364,871
Inter-American Development Bank 2% 6/2/2026	110,000	108,602
Inter-American Development Bank 2.25% 6/18/2029	524,000	497,520
Inter-American Development Bank 2.375% 7/7/2027	184,000	179,864
Inter-American Development Bank 4.375% 1/24/2044	239,000	225,445
		6,602,592
Financial Services - 0.1%
International Bank for Reconstruction & Development 0.5% 10/28/2025	905,000	902,466
International Bank for Reconstruction & Development 0.75% 8/26/2030	454,000	392,689
International Bank for Reconstruction & Development 0.875% 5/14/2030	555,000	487,243
International Bank for Reconstruction & Development 1.25% 2/10/2031	497,000	434,912
International Bank for Reconstruction & Development 1.875% 10/27/2026	130,000	127,313
International Bank for Reconstruction & Development 2.5% 3/29/2032	1,000,000	917,363
International Finance Corp 0.75% 8/27/2030	303,000	261,917
		3,523,903
TOTAL MULTI-NATIONAL		10,126,495
NETHERLANDS - 0.4%
Financials - 0.3%
Banks - 0.3%
ABN AMRO Bank NV 4.988% 12/3/2028 (b)(d)	10,000,000	10,154,741
Cooperatieve Rabobank UA 3.75% 7/21/2026	528,000	525,563
Cooperatieve Rabobank UA 5.25% 5/24/2041	82,000	82,521
		10,762,825
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	1,006,000	1,007,209
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	2,902,000	2,931,628
		3,938,837
TOTAL NETHERLANDS		14,701,662
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 2.375% 5/22/2030	316,000	292,389
Equinor ASA 3.125% 4/6/2030	274,000	262,506
Equinor ASA 3.625% 9/10/2028	331,000	328,277
Equinor ASA 3.7% 4/6/2050	438,000	340,404
Equinor ASA 5.1% 8/17/2040	55,000	55,256

TOTAL NORWAY		1,278,832
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (b)	167,326	177,223
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 1.494% 8/10/2027 (b)(d)	732,000	714,755
UBS Group AG 3.869% 1/12/2029 (b)(d)	505,000	500,770
UBS Group AG 4.194% 4/1/2031 (b)(d)	1,208,000	1,194,282
UBS Group AG 4.55% 4/17/2026	323,000	323,857
UBS Group AG 4.875% 5/15/2045	310,000	290,943
UBS Group AG 6.537% 8/12/2033 (b)(d)	7,000,000	7,721,587
		10,746,194
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)	200,000	201,516
TOTAL SWITZERLAND		10,947,710
UNITED KINGDOM - 0.5%
Consumer Staples - 0.1%
Tobacco - 0.1%
BAT Capital Corp 3.557% 8/15/2027	153,000	151,435
BAT Capital Corp 4.39% 8/15/2037	298,000	273,270
BAT Capital Corp 4.54% 8/15/2047	306,000	256,593
BAT Capital Corp 4.758% 9/6/2049	334,000	284,242
BAT Capital Corp 6.421% 8/2/2033	422,000	463,285
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	1,309,000	1,350,877
Reynolds American Inc 5.7% 8/15/2035	153,000	159,266
Reynolds American Inc 5.85% 8/15/2045	116,000	114,952
Reynolds American Inc 6.15% 9/15/2043	502,000	515,285
Reynolds American Inc 7.25% 6/15/2037	570,000	655,901
		4,225,106
Financials - 0.4%
Banks - 0.4%
Barclays PLC 2.279% 11/24/2027 (d)	500,000	488,881
Barclays PLC 2.894% 11/24/2032 (d)	520,000	468,640
Barclays PLC 4.836% 5/9/2028	263,000	264,455
Barclays PLC 4.95% 1/10/2047	443,000	408,286
Barclays PLC 5.088% 6/20/2030 (d)	923,000	935,377
Barclays PLC 5.2% 5/12/2026	781,000	784,714
Barclays PLC 5.829% 5/9/2027 (d)	4,830,000	4,872,671
Barclays PLC 6.224% 5/9/2034 (d)	2,572,000	2,766,903
NatWest Group PLC 3.073% 5/22/2028 (d)	584,000	573,751
NatWest Group PLC 4.8% 4/5/2026	358,000	359,073
NatWest Group PLC 4.892% 5/18/2029 (d)	234,000	237,677
		12,160,428
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (b)	285,000	274,682
TOTAL UNITED KINGDOM		16,660,216
UNITED STATES - 18.4%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.3%
AT&T Inc 1.65% 2/1/2028	284,000	268,865
AT&T Inc 2.25% 2/1/2032	467,000	408,839
AT&T Inc 2.55% 12/1/2033	1,877,000	1,598,284
AT&T Inc 2.75% 6/1/2031	509,000	466,506
AT&T Inc 2.95% 7/15/2026	219,000	216,974
AT&T Inc 3.3% 2/1/2052	484,000	324,521
AT&T Inc 3.5% 6/1/2041	261,000	208,637
AT&T Inc 3.5% 9/15/2053	864,000	597,631
AT&T Inc 3.55% 9/15/2055	1,880,000	1,295,542
AT&T Inc 3.65% 6/1/2051	400,000	289,250
AT&T Inc 3.8% 2/15/2027	247,000	245,840
AT&T Inc 4.35% 6/15/2045	175,000	147,858
AT&T Inc 4.5% 3/9/2048	224,000	189,869
AT&T Inc 4.65% 6/1/2044	216,000	190,519
Verizon Communications Inc 1.5% 9/18/2030	110,000	96,161
Verizon Communications Inc 2.355% 3/15/2032	1,607,000	1,409,243
Verizon Communications Inc 2.55% 3/21/2031	2,142,000	1,947,528
Verizon Communications Inc 4.4% 11/1/2034	103,000	99,359
Verizon Communications Inc 4.78% 2/15/2035	1,473,000	1,449,008
		11,450,434
Entertainment - 0.1%
Walt Disney Co/The 2.65% 1/13/2031	435,000	404,718
Walt Disney Co/The 2.75% 9/1/2049	286,000	184,374
Walt Disney Co/The 3.5% 5/13/2040	187,000	156,713
Walt Disney Co/The 3.6% 1/13/2051	186,000	140,704
Walt Disney Co/The 4.7% 3/23/2050	1,046,000	954,440
Walt Disney Co/The 5.4% 10/1/2043	106,000	107,601
Walt Disney Co/The 6.15% 2/15/2041	288,000	318,011
Walt Disney Co/The 6.15% 3/1/2037	108,000	119,177
		2,385,738
Media - 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	408,000	349,087
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	701,000	632,479
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	924,000	674,154
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	302,000	300,617
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	318,000	301,622
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	8,242,000	6,527,917
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	1,087,000	1,101,231
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	339,000	280,324
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	4,000,000	3,342,394
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	2,518,000	2,176,392
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	318,000	266,483
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	143,000	129,626
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	1,665,000	1,747,240
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035	369,000	386,575
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	474,000	468,268
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	1,149,000	1,224,508
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	3,000,000	3,058,218
Comcast Corp 1.5% 2/15/2031	390,000	337,189
Comcast Corp 1.95% 1/15/2031	70,000	62,176
Comcast Corp 2.45% 8/15/2052	390,000	215,363
Comcast Corp 2.65% 2/1/2030	216,000	202,539
Comcast Corp 2.8% 1/15/2051	224,000	136,750
Comcast Corp 3.4% 4/1/2030	200,000	193,492
Comcast Corp 3.45% 2/1/2050	204,000	142,611
Comcast Corp 3.75% 4/1/2040	160,000	134,545
Comcast Corp 3.969% 11/1/2047	143,000	111,745
Comcast Corp 4% 3/1/2048	329,000	257,189
Comcast Corp 4.15% 10/15/2028	517,000	518,518
Time Warner Cable LLC 4.5% 9/15/2042	418,000	335,853
Time Warner Cable LLC 5.5% 9/1/2041	214,000	196,119
Time Warner Cable LLC 5.875% 11/15/2040	188,000	179,704
Time Warner Cable LLC 6.55% 5/1/2037	2,538,000	2,640,185
Time Warner Cable LLC 7.3% 7/1/2038	585,000	639,224
TWDC Enterprises 18 Corp 3% 7/30/2046	123,000	85,824
TWDC Enterprises 18 Corp 4.125% 6/1/2044	156,000	133,229
		29,489,390
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.05% 2/15/2028	412,000	392,805
T-Mobile USA Inc 2.25% 11/15/2031	5,000,000	4,398,626
T-Mobile USA Inc 3.3% 2/15/2051	412,000	280,812
T-Mobile USA Inc 3.75% 4/15/2027	997,000	991,073
T-Mobile USA Inc 3.875% 4/15/2030	1,339,000	1,313,008
		7,376,324
TOTAL COMMUNICATION SERVICES		50,701,886

Consumer Discretionary - 0.3%
Automobiles - 0.1%
General Motors Co 5% 10/1/2028	189,000	192,224
General Motors Co 5.2% 4/1/2045	117,000	105,398
General Motors Co 5.95% 4/1/2049	173,000	168,662
General Motors Co 6.6% 4/1/2036	160,000	172,694
General Motors Co 6.75% 4/1/2046	196,000	209,901
General Motors Co 6.8% 10/1/2027	364,000	379,741
General Motors Financial Co Inc 3.85% 1/5/2028	192,000	190,228
General Motors Financial Co Inc 4% 10/6/2026	101,000	100,778
General Motors Financial Co Inc 4.35% 1/17/2027	219,000	219,249
General Motors Financial Co Inc 5.65% 1/17/2029	587,000	607,050
General Motors Financial Co Inc 5.85% 4/6/2030	1,080,000	1,129,556
		3,475,481
Diversified Consumer Services - 0.0%
American University/The 3.672% 4/1/2049	66,000	50,628
Duke University 2.832% 10/1/2055	128,000	80,778
George Washington University/The 4.126% 9/15/2048	192,000	158,295
George Washington University/The 4.3% 9/15/2044	55,000	46,356
Massachusetts Institute of Technology 2.989% 7/1/2050	128,000	87,321
Massachusetts Institute of Technology 3.885% 7/1/2116	78,000	55,616
Massachusetts Institute of Technology 3.959% 7/1/2038	130,000	120,255
Northwestern University 3.662% 12/1/2057	152,000	111,935
Northwestern University 4.643% 12/1/2044	92,000	87,478
President and Fellows of Harvard College 3.3% 7/15/2056	133,000	92,790
President and Fellows of Harvard College 3.619% 10/1/2037	27,000	24,037
University of Notre Dame du Lac 3.438% 2/15/2045	91,000	71,070
University of Southern California 2.945% 10/1/2051	314,000	207,901
University of Southern California 5.25% 10/1/2111	55,000	51,601
William Marsh Rice University 3.774% 5/15/2055	50,000	38,722
		1,284,783
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp 3.6% 7/1/2030	448,000	437,436
Metropolitan Museum of Art/The 3.4% 7/1/2045	82,000	63,213
		500,649
Specialty Retail - 0.2%
AutoNation Inc 3.85% 3/1/2032	2,004,000	1,877,561
AutoNation Inc 4.75% 6/1/2030	96,000	96,527
AutoZone Inc 3.75% 6/1/2027	159,000	158,056
AutoZone Inc 4% 4/15/2030	996,000	983,178
Lowe's Cos Inc 1.3% 4/15/2028	220,000	205,644
Lowe's Cos Inc 1.7% 10/15/2030	334,000	293,939
Lowe's Cos Inc 3.35% 4/1/2027	85,000	84,169
Lowe's Cos Inc 3.65% 4/5/2029	294,000	288,923
Lowe's Cos Inc 3.7% 4/15/2046	96,000	73,755
Lowe's Cos Inc 3.75% 4/1/2032	899,000	859,934
Lowe's Cos Inc 4.05% 5/3/2047	315,000	253,580
Lowe's Cos Inc 4.5% 4/15/2030	811,000	821,630
O'Reilly Automotive Inc 4.2% 4/1/2030	148,000	147,475
		6,144,371
TOTAL CONSUMER DISCRETIONARY		11,405,284

Consumer Staples - 0.4%
Beverages - 0.0%
Molson Coors Beverage Co 3% 7/15/2026	1,419,000	1,406,457
Consumer Staples Distribution & Retail - 0.3%
Mars Inc 4.8% 3/1/2030 (b)	2,279,000	2,321,793
Mars Inc 5% 3/1/2032 (b)	1,711,000	1,750,469
Mars Inc 5.2% 3/1/2035 (b)	1,422,000	1,453,478
Mars Inc 5.65% 5/1/2045 (b)	1,383,000	1,402,951
Mars Inc 5.7% 5/1/2055 (b)	2,757,000	2,792,694
		9,721,385
Food Products - 0.0%
General Mills Inc 2.875% 4/15/2030	289,000	271,240
General Mills Inc 3% 2/1/2051	168,000	109,599
General Mills Inc 4.2% 4/17/2028	472,000	472,899
		853,738
Tobacco - 0.1%
Altria Group Inc 3.875% 9/16/2046	274,000	210,026
Altria Group Inc 4.25% 8/9/2042	963,000	810,269
Altria Group Inc 4.5% 5/2/2043	466,000	401,876
Altria Group Inc 4.8% 2/14/2029	491,000	498,610
Altria Group Inc 5.8% 2/14/2039	256,000	265,496
Altria Group Inc 5.95% 2/14/2049	452,000	461,934
Philip Morris International Inc 3.875% 8/21/2042	132,000	109,585
Philip Morris International Inc 4.125% 3/4/2043	274,000	234,210
Philip Morris International Inc 4.875% 11/15/2043	165,000	153,740
Philip Morris International Inc 6.375% 5/16/2038	40,000	44,890
		3,190,636
TOTAL CONSUMER STAPLES		15,172,216

Energy - 1.2%
Energy Equipment & Services - 0.0%
Halliburton Co 2.92% 3/1/2030	264,000	248,485
Halliburton Co 3.8% 11/15/2025	14,000	13,984
Halliburton Co 4.85% 11/15/2035	270,000	265,919
Halliburton Co 5% 11/15/2045	207,000	188,211
Halliburton Co 7.45% 9/15/2039	41,000	48,834
		765,433
Oil, Gas & Consumable Fuels - 1.2%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	432,000	457,036
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	1,163,000	1,240,964
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	348,000	371,157
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	626,000	671,486
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (b)	375,000	411,101
DCP Midstream Operating LP 5.125% 5/15/2029	1,257,000	1,285,387
DCP Midstream Operating LP 5.6% 4/1/2044	154,000	149,432
DCP Midstream Operating LP 6.45% 11/3/2036 (b)	311,000	328,120
DCP Midstream Operating LP 6.75% 9/15/2037 (b)	1,205,000	1,310,981
Energy Transfer LP 3.75% 5/15/2030	750,000	728,303
Energy Transfer LP 3.9% 7/15/2026	206,000	205,568
Energy Transfer LP 5% 5/15/2050	1,412,000	1,208,676
Energy Transfer LP 5.15% 3/15/2045	219,000	196,532
Energy Transfer LP 5.25% 4/15/2029	258,000	265,447
Energy Transfer LP 5.3% 4/1/2044	159,000	145,631
Energy Transfer LP 5.4% 10/1/2047	85,000	77,805
Energy Transfer LP 5.8% 6/15/2038	523,000	531,980
Hess Corp 4.3% 4/1/2027	614,000	616,028
Hess Corp 5.8% 4/1/2047	117,000	121,580
Hess Corp 7.125% 3/15/2033	126,000	146,221
Hess Corp 7.3% 8/15/2031	168,000	193,447
Hess Corp 7.875% 10/1/2029	551,000	624,805
Kinder Morgan Energy Partners LP 4.7% 11/1/2042	104,000	91,532
Kinder Morgan Energy Partners LP 5% 3/1/2043	27,000	24,733
Kinder Morgan Energy Partners LP 5.5% 3/1/2044	192,000	185,343
Kinder Morgan Energy Partners LP 5.625% 9/1/2041	27,000	26,875
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	140,000	151,981
Kinder Morgan Inc 4.3% 3/1/2028	273,000	274,175
Kinder Morgan Inc 5.2% 3/1/2048	241,000	220,822
Kinder Morgan Inc 5.3% 12/1/2034	234,000	238,743
Kinder Morgan Inc 5.55% 6/1/2045	573,000	556,555
Marathon Petroleum Corp 4.5% 4/1/2048	160,000	129,397
Marathon Petroleum Corp 6.5% 3/1/2041	27,000	29,103
MPLX LP 4.125% 3/1/2027	259,000	258,635
MPLX LP 4.7% 4/15/2048	535,000	447,957
MPLX LP 4.8% 2/15/2029	393,000	398,469
MPLX LP 4.95% 9/1/2032	2,488,000	2,495,882
MPLX LP 5.2% 3/1/2047	168,000	150,975
MPLX LP 5.5% 2/15/2049	662,000	616,292
Occidental Petroleum Corp 6.2% 3/15/2040	214,000	217,500
Occidental Petroleum Corp 6.45% 9/15/2036	578,000	614,222
Occidental Petroleum Corp 6.6% 3/15/2046	717,000	749,608
Occidental Petroleum Corp 7.5% 5/1/2031	964,000	1,082,760
ONEOK Inc 4.25% 9/15/2046	151,000	118,419
ONEOK Inc 4.25% 9/24/2027	820,000	820,888
ONEOK Inc 4.4% 10/15/2029	858,000	857,385
ONEOK Inc 4.45% 9/1/2049	160,000	128,769
ONEOK Inc 4.75% 10/15/2031	1,669,000	1,669,534
ONEOK Inc 4.95% 7/13/2047	160,000	138,793
ONEOK Inc 5% 3/1/2026	82,000	82,045
ONEOK Inc 5.2% 7/15/2048	83,000	74,167
Ovintiv Inc 6.5% 2/1/2038	244,000	256,419
Phillips 66 4.875% 11/15/2044	27,000	24,090
Phillips 66 5.875% 5/1/2042	260,000	266,683
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	166,000	160,277
Plains All American Pipeline LP / PAA Finance Corp 4.65% 10/15/2025	336,000	336,002
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	2,117,000	2,121,506
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045	52,000	45,353
Plains All American Pipeline LP / PAA Finance Corp 6.65% 1/15/2037	77,000	83,600
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	1,002,000	1,005,495
Spectra Energy Partners LP 3.375% 10/15/2026	447,000	443,634
Targa Resources Corp 4.9% 9/15/2030	1,171,000	1,189,417
Targa Resources Corp 5.65% 2/15/2036	2,819,000	2,886,413
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	288,000	274,609
Transcontinental Gas Pipe Line Co LLC 4.45% 8/1/2042	212,000	185,649
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048	110,000	95,439
Western Gas Partners LP 4.5% 3/1/2028	251,000	251,376
Western Gas Partners LP 4.65% 7/1/2026	1,137,000	1,137,998
Western Gas Partners LP 4.75% 8/15/2028	145,000	146,237
Williams Cos Inc/The 3.5% 11/15/2030	1,068,000	1,020,781
Williams Cos Inc/The 3.75% 6/15/2027	640,000	635,654
Williams Cos Inc/The 4.65% 8/15/2032	2,571,000	2,567,436
Williams Cos Inc/The 4.85% 3/1/2048	231,000	204,841
Williams Cos Inc/The 5.3% 8/15/2052	581,000	545,287
Williams Cos Inc/The 5.75% 6/24/2044	52,000	52,469
		40,075,911
TOTAL ENERGY		40,841,344

Financials - 9.9%
Banks - 5.4%
Bank of America Corp 1.658% 3/11/2027 (d)	532,000	525,848
Bank of America Corp 1.734% 7/22/2027 (d)	690,000	676,220
Bank of America Corp 2.087% 6/14/2029 (d)	157,000	148,715
Bank of America Corp 2.299% 7/21/2032 (d)	2,174,000	1,928,344
Bank of America Corp 2.651% 3/11/2032 (d)	506,000	461,384
Bank of America Corp 2.676% 6/19/2041 (d)	340,000	250,551
Bank of America Corp 2.687% 4/22/2032 (d)	246,000	224,101
Bank of America Corp 2.831% 10/24/2051 (d)	276,000	177,848
Bank of America Corp 2.972% 7/21/2052 (d)	268,000	178,360
Bank of America Corp 3.194% 7/23/2030 (d)	1,318,000	1,269,494
Bank of America Corp 3.419% 12/20/2028 (d)	3,213,000	3,163,980
Bank of America Corp 3.593% 7/21/2028 (d)	304,000	301,213
Bank of America Corp 3.705% 4/24/2028 (d)	241,000	239,445
Bank of America Corp 3.846% 3/8/2037 (d)	197,000	184,055
Bank of America Corp 3.97% 3/5/2029 (d)	601,000	598,078
Bank of America Corp 3.974% 2/7/2030 (d)	388,000	385,137
Bank of America Corp 4.083% 3/20/2051 (d)	173,000	140,782
Bank of America Corp 4.183% 11/25/2027	425,000	425,196
Bank of America Corp 4.25% 10/22/2026	645,000	645,856
Bank of America Corp 4.271% 7/23/2029 (d)	494,000	495,710
Bank of America Corp 4.33% 3/15/2050 (d)	359,000	306,292
Bank of America Corp 4.443% 1/20/2048 (d)	418,000	366,612
Bank of America Corp 4.45% 3/3/2026	547,000	547,363
Bank of America Corp 4.571% 4/27/2033 (d)	10,000,000	9,997,933
Bank of America Corp 4.623% 5/9/2029 (d)	6,247,000	6,324,395
Bank of America Corp 5% 1/21/2044	147,000	143,751
Bank of America Corp 5.015% 7/22/2033 (d)	14,951,000	15,276,441
Bank of America Corp 5.875% 2/7/2042	90,000	96,448
Bank of America Corp 6.11% 1/29/2037	194,000	209,262
Bank of America Corp 7.75% 5/14/2038	114,000	139,229
Citigroup Inc 1.122% 1/28/2027 (d)	487,000	481,958
Citigroup Inc 2.561% 5/1/2032 (d)	414,000	373,138
Citigroup Inc 3.52% 10/27/2028 (d)	632,000	623,578
Citigroup Inc 3.668% 7/24/2028 (d)	1,119,000	1,109,127
Citigroup Inc 3.887% 1/10/2028 (d)	123,000	122,498
Citigroup Inc 3.98% 3/20/2030 (d)	976,000	964,169
Citigroup Inc 4.125% 7/25/2028	423,000	422,581
Citigroup Inc 4.3% 11/20/2026	218,000	218,346
Citigroup Inc 4.412% 3/31/2031 (d)	1,601,000	1,598,302
Citigroup Inc 4.45% 9/29/2027	3,118,000	3,130,691
Citigroup Inc 4.6% 3/9/2026	441,000	441,684
Citigroup Inc 4.65% 7/23/2048	389,000	347,010
Citigroup Inc 4.75% 5/18/2046	216,000	191,932
Citigroup Inc 4.91% 5/24/2033 (d)	11,248,000	11,383,923
Citigroup Inc 5.3% 5/6/2044	55,000	53,661
Citigroup Inc 5.875% 1/30/2042	149,000	157,965
Citigroup Inc 6.27% 11/17/2033 (d)	5,000,000	5,456,829
Citigroup Inc 8.125% 7/15/2039	219,000	280,761
Citizens Financial Group Inc 2.638% 9/30/2032	662,000	565,585
Citizens Financial Group Inc 5.718% 7/23/2032 (d)	4,546,000	4,746,653
Fifth Third Bancorp 2.55% 5/5/2027	407,000	397,406
Fifth Third Bancorp 4.895% 9/6/2030 (d)	3,500,000	3,556,638
Fifth Third Bancorp 8.25% 3/1/2038	57,000	70,523
JPMorgan Chase & Co 1.47% 9/22/2027 (d)	821,000	800,303
JPMorgan Chase & Co 1.953% 2/4/2032 (d)	440,000	388,946
JPMorgan Chase & Co 2.522% 4/22/2031 (d)	329,000	305,157
JPMorgan Chase & Co 2.545% 11/8/2032 (d)	642,000	575,823
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	884,000	829,080
JPMorgan Chase & Co 3.109% 4/22/2051 (d)	409,000	282,788
JPMorgan Chase & Co 3.509% 1/23/2029 (d)	867,000	855,579
JPMorgan Chase & Co 3.882% 7/24/2038 (d)	123,000	110,745
JPMorgan Chase & Co 3.96% 1/29/2027 (d)	334,000	333,601
JPMorgan Chase & Co 3.964% 11/15/2048 (d)	258,000	210,824
JPMorgan Chase & Co 4.005% 4/23/2029 (d)	563,000	561,592
JPMorgan Chase & Co 4.203% 7/23/2029 (d)	1,198,000	1,200,317
JPMorgan Chase & Co 4.452% 12/5/2029 (d)	335,000	337,772
JPMorgan Chase & Co 4.493% 3/24/2031 (d)	1,607,000	1,622,086
JPMorgan Chase & Co 4.586% 4/26/2033 (d)	8,275,000	8,300,766
JPMorgan Chase & Co 4.85% 2/1/2044	137,000	131,270
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	15,028,000	15,324,155
JPMorgan Chase & Co 4.95% 6/1/2045	262,000	246,751
JPMorgan Chase & Co 5.103% 4/22/2031 (d)	2,338,000	2,415,434
JPMorgan Chase & Co 5.5% 10/15/2040	156,000	161,660
JPMorgan Chase & Co 5.572% 4/22/2036 (d)	2,777,000	2,927,027
JPMorgan Chase & Co 5.6% 7/15/2041	41,000	42,876
JPMorgan Chase & Co 5.625% 8/16/2043	137,000	141,553
JPMorgan Chase & Co 5.717% 9/14/2033 (d)	2,300,000	2,432,310
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (d)	8,100,000	8,220,959
PNC Financial Services Group Inc/The 1.15% 8/13/2026	345,000	336,877
PNC Financial Services Group Inc/The 2.6% 7/23/2026	667,000	659,503
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (d)	15,000,000	14,886,044
Santander Holdings USA Inc 2.49% 1/6/2028 (d)	717,000	699,621
Wells Fargo & Co 2.572% 2/11/2031 (d)	644,000	598,488
Wells Fargo & Co 3% 10/23/2026	557,000	551,339
Wells Fargo & Co 3.068% 4/30/2041 (d)	487,000	378,052
Wells Fargo & Co 3.35% 3/2/2033 (d)	157,000	146,147
Wells Fargo & Co 3.584% 5/22/2028 (d)	287,000	284,410
Wells Fargo & Co 3.9% 5/1/2045	130,000	106,530
Wells Fargo & Co 4.1% 6/3/2026	88,000	87,931
Wells Fargo & Co 4.4% 6/14/2046	196,000	165,769
Wells Fargo & Co 4.478% 4/4/2031 (d)	1,796,000	1,805,830
Wells Fargo & Co 4.75% 12/7/2046	439,000	389,578
Wells Fargo & Co 4.897% 7/25/2033 (d)	13,435,000	13,649,001
Wells Fargo & Co 4.9% 11/17/2045	265,000	241,317
Wells Fargo & Co 5.15% 4/23/2031 (d)	9,468,000	9,764,358
Wells Fargo & Co 5.244% 1/24/2031 (d)	4,588,000	4,746,781
Wells Fargo & Co 5.375% 11/2/2043	184,000	179,777
Wells Fargo & Co 5.499% 1/23/2035 (d)	670,000	698,871
Wells Fargo & Co 5.605% 4/23/2036 (d)	2,798,000	2,936,364
Wells Fargo & Co 5.606% 1/15/2044	312,000	312,334
		184,907,297
Capital Markets - 2.2%
Athene Global Funding 5.339% 1/15/2027 (b)	4,421,000	4,482,361
Athene Global Funding 5.583% 1/9/2029 (b)	2,226,000	2,300,549
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (d)	1,144,000	1,136,833
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)	1,960,000	1,749,297
Goldman Sachs Group Inc/The 2.6% 2/7/2030	334,000	312,851
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (d)	848,000	769,322
Goldman Sachs Group Inc/The 2.65% 10/21/2032 (d)	434,000	390,309
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)	16,994,000	15,589,942
Goldman Sachs Group Inc/The 3.436% 2/24/2043 (d)	137,000	108,076
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)	5,717,000	5,675,883
Goldman Sachs Group Inc/The 3.8% 3/15/2030	1,945,000	1,914,239
Goldman Sachs Group Inc/The 3.85% 1/26/2027	829,000	826,611
Goldman Sachs Group Inc/The 4.25% 10/21/2025	422,000	421,722
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (d)	130,000	120,230
Goldman Sachs Group Inc/The 4.75% 10/21/2045	433,000	395,556
Goldman Sachs Group Inc/The 6.75% 10/1/2037	843,000	944,496
Moody's Corp 4.875% 12/17/2048	284,000	261,042
Morgan Stanley 1.512% 7/20/2027 (d)	270,000	264,216
Morgan Stanley 1.593% 5/4/2027 (d)	393,000	386,796
Morgan Stanley 2.239% 7/21/2032 (d)	255,000	225,215
Morgan Stanley 2.511% 10/20/2032 (d)	137,000	122,226
Morgan Stanley 3.217% 4/22/2042 (d)	498,000	389,404
Morgan Stanley 3.591% 7/22/2028 (d)	984,000	973,645
Morgan Stanley 3.622% 4/1/2031 (d)	1,260,000	1,222,582
Morgan Stanley 3.772% 1/24/2029 (d)	337,000	334,079
Morgan Stanley 3.95% 4/23/2027	937,000	934,946
Morgan Stanley 3.971% 7/22/2038 (d)	171,000	152,949
Morgan Stanley 4.3% 1/27/2045	55,000	48,244
Morgan Stanley 4.375% 1/22/2047	304,000	266,599
Morgan Stanley 4.431% 1/23/2030 (d)	552,000	554,643
Morgan Stanley 4.457% 4/22/2039 (d)	207,000	195,384
Morgan Stanley 4.889% 7/20/2033 (d)	10,161,000	10,317,419
Morgan Stanley 5.192% 4/17/2031 (d)	2,119,000	2,188,063
Morgan Stanley 5.597% 3/24/2051 (d)	355,000	361,678
Morgan Stanley 5.664% 4/17/2036 (d)	1,681,000	1,773,556
Morgan Stanley 6.342% 10/18/2033 (d)	15,700,000	17,254,951
Morgan Stanley 6.375% 7/24/2042	80,000	89,862
Morgan Stanley 7.25% 4/1/2032	27,000	31,276
MSCI Inc 5.25% 9/1/2035	1,987,000	2,003,450
		77,490,502
Consumer Finance - 1.3%
Ally Financial Inc 6.7% 2/14/2033	1,539,000	1,603,083
Ally Financial Inc 7.1% 11/15/2027	2,990,000	3,146,765
Ally Financial Inc 8% 11/1/2031	3,302,000	3,764,180
Capital One Financial Corp 3.273% 3/1/2030 (d)	783,000	754,585
Capital One Financial Corp 3.65% 5/11/2027	1,693,000	1,679,522
Capital One Financial Corp 3.75% 3/9/2027	970,000	964,625
Capital One Financial Corp 3.75% 7/28/2026	267,000	265,930
Capital One Financial Corp 3.8% 1/31/2028	1,242,000	1,232,388
Capital One Financial Corp 4.1% 2/9/2027	358,000	357,405
Capital One Financial Corp 4.5% 1/30/2026	1,105,000	1,105,234
Capital One Financial Corp 5.247% 7/26/2030 (d)	3,190,000	3,278,963
Capital One Financial Corp 5.468% 2/1/2029 (d)	2,078,000	2,131,017
Capital One Financial Corp 5.817% 2/1/2034 (d)	8,003,000	8,392,805
Capital One Financial Corp 6.377% 6/8/2034 (d)	2,857,000	3,090,341
Ford Motor Credit Co LLC 5.303% 9/6/2029	6,610,000	6,593,532
Stellantis Financial Services US Corp 4.95% 9/15/2028 (b)	4,842,000	4,840,723
Synchrony Financial 3.7% 8/4/2026	129,000	128,168
Synchrony Financial 3.95% 12/1/2027	965,000	953,943
		44,283,209
Financial Services - 0.5%
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	547,000	492,555
Corebridge Financial Inc 3.65% 4/5/2027	4,362,000	4,324,564
Corebridge Financial Inc 3.85% 4/5/2029	355,000	349,543
Corebridge Financial Inc 3.9% 4/5/2032	423,000	403,881
Corebridge Financial Inc 4.35% 4/5/2042	96,000	82,869
Corebridge Financial Inc 4.4% 4/5/2052	285,000	235,436
Corebridge Global Funding 4.9% 12/3/2029 (b)	4,000,000	4,081,097
Corebridge Global Funding 5.9% 9/19/2028 (b)	1,806,000	1,889,272
Equitable Holdings Inc 4.35% 4/20/2028	252,000	252,865
Equitable Holdings Inc 4.572% 2/15/2029 (b)	185,000	185,782
Jackson Financial Inc 3.125% 11/23/2031	304,000	274,488
Jackson Financial Inc 5.17% 6/8/2027	1,172,000	1,186,316
Jackson Financial Inc 5.67% 6/8/2032	1,260,000	1,307,768
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	991,000	886,622
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	381,000	355,154
Pine Street Trust II 5.568% 2/15/2049 (b)	716,000	678,940
Voya Financial Inc 3.65% 6/15/2026	433,000	431,328
Voya Financial Inc 5.7% 7/15/2043	103,000	103,597
		17,522,077
Insurance - 0.5%
Aon Global Ltd 4.6% 6/14/2044	44,000	38,850
Athene Holding Ltd 3.5% 1/15/2031	187,000	177,448
Five Corners Funding Trust II 2.85% 5/15/2030 (b)	1,385,000	1,297,363
Liberty Mutual Group Inc 4.569% 2/1/2029 (b)	514,000	517,331
Lincoln National Corp 3.625% 12/12/2026	165,000	163,927
Marsh & McLennan Cos Inc 4.2% 3/1/2048	134,000	112,138
Marsh & McLennan Cos Inc 4.35% 1/30/2047	77,000	65,882
Marsh & McLennan Cos Inc 4.375% 3/15/2029	711,000	717,353
Marsh & McLennan Cos Inc 4.9% 3/15/2049	255,000	234,443
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (b)	730,000	490,964
MetLife Inc 4.125% 8/13/2042	171,000	147,081
MetLife Inc 4.6% 5/13/2046	55,000	50,255
MetLife Inc 4.721% 12/15/2044 (d)	137,000	125,251
MetLife Inc 5.3% 12/15/2034	2,696,000	2,804,195
Pacific LifeCorp 5.125% 1/30/2043 (b)	660,000	630,195
Prudential Financial Inc 3.878% 3/27/2028	114,000	114,176
Prudential Financial Inc 3.905% 12/7/2047	15,000	12,017
Prudential Financial Inc 3.935% 12/7/2049	294,000	232,178
Prudential Financial Inc 4.35% 2/25/2050	343,000	290,279
Prudential Financial Inc 4.418% 3/27/2048	174,000	149,504
Prudential Financial Inc 5.125% 3/1/2052 (d)	115,000	115,417
Prudential Financial Inc 5.7% 12/14/2036	10,000	10,590
Reinsurance Group of America Inc 6% 9/15/2033	4,140,000	4,426,500
Unum Group 3.875% 11/5/2025	610,000	609,372
Unum Group 4% 6/15/2029	554,000	546,889
Unum Group 4.046% 8/15/2041 (b)	111,000	90,600
Unum Group 5.75% 8/15/2042	867,000	866,422
Western-Southern Global Funding 4.9% 5/1/2030 (b)	926,000	946,102
		15,982,722
TOTAL FINANCIALS		340,185,807

Health Care - 0.9%
Biotechnology - 0.1%
Amgen Inc 1.65% 8/15/2028	532,000	497,402
Amgen Inc 2.6% 8/19/2026	288,000	284,308
Amgen Inc 5.15% 3/2/2028	1,562,000	1,598,465
		2,380,175
Health Care Providers & Services - 0.8%
Allina Health System 3.887% 4/15/2049	182,000	141,280
Banner Health 2.913% 1/1/2051	377,000	240,675
Centene Corp 2.45% 7/15/2028	1,232,000	1,144,815
Centene Corp 2.625% 8/1/2031	575,000	493,938
Centene Corp 3.375% 2/15/2030	640,000	588,600
Centene Corp 4.25% 12/15/2027	721,000	708,035
Centene Corp 4.625% 12/15/2029	1,121,000	1,086,671
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	277,000	174,507
Cigna Group/The 4.375% 10/15/2028	1,489,000	1,496,832
Cigna Group/The 4.5% 2/25/2026	209,000	209,003
Cigna Group/The 4.8% 8/15/2038	1,120,000	1,068,749
Cigna Group/The 6.125% 11/15/2041	82,000	86,894
CVS Health Corp 2.875% 6/1/2026	206,000	204,082
CVS Health Corp 3% 8/15/2026	532,000	526,467
CVS Health Corp 3.25% 8/15/2029	482,000	462,068
CVS Health Corp 3.625% 4/1/2027	225,000	223,076
CVS Health Corp 4.3% 3/25/2028	655,000	655,432
CVS Health Corp 4.78% 3/25/2038	749,000	701,991
CVS Health Corp 4.875% 7/20/2035	85,000	82,807
CVS Health Corp 5% 1/30/2029	1,255,000	1,279,664
CVS Health Corp 5% 9/15/2032	985,000	997,053
CVS Health Corp 5.05% 3/25/2048	751,000	668,193
CVS Health Corp 5.125% 7/20/2045	242,000	219,679
CVS Health Corp 5.25% 1/30/2031	515,000	530,073
CVS Health Corp 5.3% 12/5/2043	120,000	112,317
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	292,000	223,073
HCA Inc 3.5% 9/1/2030	6,450,000	6,160,795
HCA Inc 3.625% 3/15/2032	333,000	312,404
HCA Inc 5.25% 6/15/2049	475,000	435,095
HCA Inc 5.625% 9/1/2028	1,513,000	1,561,369
HCA Inc 5.875% 2/1/2029	1,674,000	1,742,898
Humana Inc 1.35% 2/3/2027	346,000	333,010
Humana Inc 2.15% 2/3/2032	347,000	295,937
Humana Inc 3.125% 8/15/2029	223,000	212,259
Humana Inc 3.7% 3/23/2029	333,000	325,419
Humana Inc 4.95% 10/1/2044	69,000	61,252
Integris Baptist Medical Center Inc 3.875% 8/15/2050	313,000	227,892
Kaiser Foundation Hospitals 3.266% 11/1/2049	251,000	177,707
Kaiser Foundation Hospitals 4.15% 5/1/2047	180,000	150,548
Kaiser Foundation Hospitals 4.875% 4/1/2042	49,000	46,410
Mass General Brigham Inc 4.117% 7/1/2055	96,000	78,957
Memorial Sloan-Kettering Cancer Center 4.2% 7/1/2055	82,000	66,803
MyMichigan Health 3.409% 6/1/2050	129,000	91,583
New York and Presbyterian Hospital/The 4.024% 8/1/2045	96,000	80,195
New York and Presbyterian Hospital/The 4.063% 8/1/2056	72,000	57,098
Novant Health Inc 3.168% 11/1/2051	227,000	153,694
NYU Langone Hospitals 4.784% 7/1/2044	208,000	190,865
Orlando Health Obligated Group 3.327% 10/1/2050	208,000	148,000
Piedmont Healthcare Inc 2.719% 1/1/2042	42,000	29,817
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	74,000	44,083
Sabra Health Care LP 3.2% 12/1/2031	1,175,000	1,066,929
Sutter Health 3.361% 8/15/2050	504,000	357,976
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	265,000	272,188
Trinity Health Corp 2.632% 12/1/2040	121,000	88,633
West Virginia United Health System Obligated Group 3.129% 6/1/2050	170,000	108,615
		29,204,405
Pharmaceuticals - 0.0%
Elanco Animal Health Inc 6.65% 8/28/2028 (d)	168,000	174,698
Mylan Inc 4.55% 4/15/2028	502,000	500,042
Utah Acquisition Sub Inc 3.95% 6/15/2026	240,000	238,916
		913,656
TOTAL HEALTH CARE		32,498,236

Industrials - 0.5%
Aerospace & Defense - 0.3%
Boeing Co 2.7% 2/1/2027	217,000	212,577
Boeing Co 2.95% 2/1/2030	278,000	261,734
Boeing Co 3.625% 3/1/2048	110,000	79,491
Boeing Co 3.65% 3/1/2047	76,000	55,531
Boeing Co 3.75% 2/1/2050	424,000	313,260
Boeing Co 5.04% 5/1/2027	372,000	375,985
Boeing Co 5.15% 5/1/2030	706,000	724,466
Boeing Co 5.705% 5/1/2040	1,466,000	1,495,881
Boeing Co 5.805% 5/1/2050	869,000	868,186
Boeing Co 5.93% 5/1/2060	372,000	371,626
Boeing Co 6.259% 5/1/2027	654,000	672,912
Boeing Co 6.298% 5/1/2029	838,000	889,325
Boeing Co 6.388% 5/1/2031	635,000	691,588
Boeing Co 6.528% 5/1/2034	679,000	750,612
Boeing Co 6.858% 5/1/2054	1,023,000	1,166,939
Boeing Co 6.875% 3/15/2039	90,000	101,916
Boeing Co 7.008% 5/1/2064	965,000	1,117,135
		10,149,164
Building Products - 0.0%
Carrier Global Corp 2.493% 2/15/2027	245,000	239,795
Carrier Global Corp 2.722% 2/15/2030	427,000	400,179
Carrier Global Corp 3.377% 4/5/2040	171,000	138,052
Carrier Global Corp 3.577% 4/5/2050	131,000	97,696
Carrier Global Corp 5.9% 3/15/2034	284,000	304,745
Carrier Global Corp 6.2% 3/15/2054	176,000	190,841
Trane Technologies Holdco Inc 3.75% 8/21/2028	127,000	126,036
Trane Technologies Holdco Inc 4.3% 2/21/2048	136,000	115,005
		1,612,349
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031	1,645,000	1,629,977
Uber Technologies Inc 4.8% 9/15/2035	1,297,000	1,285,233
		2,915,210
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd 3.8% 3/21/2029	393,000	388,432
Trane Technologies Financing Ltd 4.65% 11/1/2044	165,000	149,985
		538,417
Professional Services - 0.1%
Paychex Inc 5.1% 4/15/2030	284,000	292,245
Paychex Inc 5.35% 4/15/2032	395,000	409,869
Paychex Inc 5.6% 4/15/2035	309,000	323,487
Verisk Analytics Inc 4.5% 8/15/2030	814,000	816,444
Verisk Analytics Inc 5.125% 2/15/2036	1,832,000	1,848,942
		3,690,987
TOTAL INDUSTRIALS		18,906,127

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC / EMC Corp 4.15% 2/15/2029 (e)	1,653,000	1,649,044
Dell International LLC / EMC Corp 4.5% 2/15/2031 (e)	3,271,000	3,263,438
Dell International LLC / EMC Corp 4.75% 10/6/2032 (e)	2,181,000	2,171,250
Dell International LLC / EMC Corp 4.9% 10/1/2026	259,000	260,441
Dell International LLC / EMC Corp 5.1% 2/15/2036 (e)	3,460,000	3,440,702
Dell International LLC / EMC Corp 5.3% 10/1/2029	690,000	712,497
Dell International LLC / EMC Corp 6.1% 7/15/2027	298,000	307,202
Dell International LLC / EMC Corp 6.2% 7/15/2030	258,000	276,749
Dell International LLC / EMC Corp 8.1% 7/15/2036	287,000	349,726
Dell International LLC / EMC Corp 8.35% 7/15/2046	141,000	183,252
		12,614,301
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Corp / Broadcom Cayman Finance Ltd 3.5% 1/15/2028	192,000	189,772
Broadcom Corp / Broadcom Cayman Finance Ltd 3.875% 1/15/2027	105,000	104,920
Broadcom Inc 1.95% 2/15/2028 (b)	209,000	199,117
Broadcom Inc 2.45% 2/15/2031 (b)	2,705,000	2,460,233
Broadcom Inc 2.6% 2/15/2033 (b)	1,777,000	1,559,973
Broadcom Inc 3.419% 4/15/2033 (b)	160,000	148,076
Broadcom Inc 3.469% 4/15/2034 (b)	117,000	106,774
Broadcom Inc 3.5% 2/15/2041 (b)	1,275,000	1,049,232
Broadcom Inc 4.3% 11/15/2032	344,000	339,557
Broadcom Inc 4.75% 4/15/2029	469,000	478,528
		6,636,182
Software - 0.3%
Oracle Corp 4.45% 9/26/2030	1,243,000	1,242,390
Oracle Corp 4.8% 9/26/2032	2,073,000	2,075,493
Oracle Corp 5.2% 9/26/2035	1,887,000	1,897,391
Oracle Corp 5.875% 9/26/2045	1,164,000	1,167,159
Oracle Corp 5.95% 9/26/2055	1,459,000	1,454,512
Oracle Corp 6.1% 9/26/2065	1,502,000	1,499,234
		9,336,179
TOTAL INFORMATION TECHNOLOGY		28,586,662

Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 6.85% 11/15/2028 (d)	1,512,000	1,569,049
Celanese US Holdings LLC 7.05% 11/15/2030 (d)	1,533,000	1,582,413
Celanese US Holdings LLC 7.2% 11/15/2033 (d)	895,000	930,444
		4,081,906
Real Estate - 1.6%
Diversified REITs - 0.2%
Piedmont Operating Partnership LP 2.75% 4/1/2032	184,000	156,756
Store Capital LLC 2.75% 11/18/2030	1,096,000	996,289
Store Capital LLC 4.625% 3/15/2029	225,000	223,471
VICI Properties LP 4.75% 2/15/2028	964,000	972,105
VICI Properties LP 4.75% 4/1/2028	522,000	527,443
VICI Properties LP 4.95% 2/15/2030	1,228,000	1,242,244
VICI Properties LP 5.125% 5/15/2032	823,000	831,100
VICI Properties LP 5.75% 4/1/2034	377,000	391,487
Vornado Realty LP 2.15% 6/1/2026	237,000	232,657
WP Carey Inc 2.4% 2/1/2031	477,000	427,670
WP Carey Inc 3.85% 7/15/2029	160,000	157,480
		6,158,702
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc 2% 5/18/2032	254,000	214,703
Alexandria Real Estate Equities Inc 3% 5/18/2051	193,000	121,258
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	316,000	274,699
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	523,000	532,474
Healthcare Realty Holdings LP 3.1% 2/15/2030	165,000	155,243
Healthcare Realty Holdings LP 3.5% 8/1/2026	172,000	170,763
Healthpeak OP LLC 3% 1/15/2030	343,000	324,158
Healthpeak OP LLC 3.25% 7/15/2026	72,000	71,483
Healthpeak OP LLC 3.5% 7/15/2029	82,000	79,485
Omega Healthcare Investors Inc 3.25% 4/15/2033	2,605,000	2,298,407
Omega Healthcare Investors Inc 3.375% 2/1/2031	416,000	386,033
Omega Healthcare Investors Inc 3.625% 10/1/2029	742,000	711,924
Omega Healthcare Investors Inc 4.5% 4/1/2027	2,294,000	2,300,375
Omega Healthcare Investors Inc 4.75% 1/15/2028	801,000	807,655
Omega Healthcare Investors Inc 5.25% 1/15/2026	714,000	714,186
Ventas Realty LP 3% 1/15/2030	958,000	906,906
Ventas Realty LP 3.25% 10/15/2026	96,000	94,997
Ventas Realty LP 3.85% 4/1/2027	260,000	258,985
Ventas Realty LP 4% 3/1/2028	876,000	871,984
Ventas Realty LP 4.125% 1/15/2026	235,000	234,509
Ventas Realty LP 4.375% 2/1/2045	178,000	150,138
Ventas Realty LP 4.75% 11/15/2030	1,258,000	1,273,436
Ventas Realty LP 4.875% 4/15/2049	78,000	68,791
		13,022,592
Industrial REITs - 0.0%
LXP Industrial Trust 2.375% 10/1/2031	83,000	72,002
LXP Industrial Trust 2.7% 9/15/2030	230,000	210,154
		282,156
Office REITs - 0.2%
Boston Properties LP 2.75% 10/1/2026	192,000	188,941
Boston Properties LP 3.25% 1/30/2031	1,011,000	940,143
Boston Properties LP 4.5% 12/1/2028	489,000	488,667
Boston Properties LP 6.75% 12/1/2027	1,962,000	2,057,949
COPT Defense Properties LP 2% 1/15/2029	228,000	211,273
COPT Defense Properties LP 2.25% 3/15/2026	209,000	206,869
COPT Defense Properties LP 2.75% 4/15/2031	310,000	280,638
COPT Defense Properties LP 4.5% 10/15/2030	331,000	328,818
Hudson Pacific Properties LP 4.65% 4/1/2029	972,000	904,504
		5,607,802
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 3.95% 11/15/2027	579,000	568,207
Brandywine Operating Partnership LP 4.55% 10/1/2029	734,000	701,308
Brandywine Operating Partnership LP 8.3% 3/15/2028	2,672,000	2,832,887
CBRE Services Inc 2.5% 4/1/2031	699,000	631,954
Digital Realty Trust LP 3.7% 8/15/2027	219,000	217,430
Essex Portfolio LP 3% 1/15/2030	51,000	48,314
Essex Portfolio LP 4% 3/1/2029	167,000	165,466
Extra Space Storage LP 4.95% 1/15/2033	4,608,000	4,635,177
Tanger Properties LP 2.75% 9/1/2031	551,000	493,692
Tanger Properties LP 3.125% 9/1/2026	767,000	758,217
Tanger Properties LP 3.875% 7/15/2027	170,000	168,486
		11,221,138
Residential REITs - 0.3%
American Homes 4 Rent LP 2.375% 7/15/2031	95,000	84,156
American Homes 4 Rent LP 3.625% 4/15/2032	389,000	364,026
American Homes 4 Rent LP 4.25% 2/15/2028	264,000	263,358
American Homes 4 Rent LP 4.95% 6/15/2030	2,639,000	2,687,087
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	799,000	772,420
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	4,255,000	4,275,646
Sun Communities Operating LP 2.3% 11/1/2028	210,000	198,551
Sun Communities Operating LP 2.7% 7/15/2031	542,000	490,258
UDR Inc 2.1% 6/15/2033	446,000	369,529
		9,505,031
Retail REITs - 0.2%
Brixmor Operating Partnership LP 3.9% 3/15/2027	155,000	154,299
Brixmor Operating Partnership LP 4.05% 7/1/2030	804,000	787,007
Brixmor Operating Partnership LP 4.125% 5/15/2029	819,000	811,920
Brixmor Operating Partnership LP 4.125% 6/15/2026	791,000	789,668
Kite Realty Group Trust 4.75% 9/15/2030	1,220,000	1,223,461
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	482,000	501,501
Realty Income Corp 2.2% 6/15/2028	100,000	95,307
Realty Income Corp 2.85% 12/15/2032	123,000	109,760
Realty Income Corp 3.25% 1/15/2031	128,000	121,165
Realty Income Corp 3.4% 1/15/2028	200,000	197,145
Simon Property Group LP 2.2% 2/1/2031	731,000	657,118
Simon Property Group LP 2.45% 9/13/2029	205,000	192,453
Simon Property Group LP 3.25% 9/13/2049	320,000	224,434
		5,865,238
TOTAL REAL ESTATE		51,662,659

Utilities - 1.2%
Electric Utilities - 0.8%
Alabama Power Co 1.45% 9/15/2030	500,000	438,172
Alabama Power Co 3.05% 3/15/2032	828,000	764,378
Alabama Power Co 3.7% 12/1/2047	162,000	125,764
Alabama Power Co 3.75% 3/1/2045	27,000	21,447
Alabama Power Co 4.15% 8/15/2044	127,000	107,784
Alabama Power Co 4.3% 7/15/2048	161,000	137,268
Alabama Power Co 5.2% 6/1/2041	106,000	105,563
Appalachian Power Co 4.45% 6/1/2045	165,000	139,700
Appalachian Power Co 4.5% 3/1/2049	251,000	209,670
Baltimore Gas and Electric Co 2.9% 6/15/2050	220,000	143,191
Baltimore Gas and Electric Co 3.5% 8/15/2046	69,000	52,111
Cleco Corporate Holdings LLC 3.375% 9/15/2029	433,000	404,590
Cleco Corporate Holdings LLC 3.743% 5/1/2026	1,810,000	1,799,223
Commonwealth Edison Co 3.2% 11/15/2049	467,000	322,525
Commonwealth Edison Co 3.65% 6/15/2046	78,000	60,394
Commonwealth Edison Co 3.7% 3/1/2045	85,000	67,319
Commonwealth Edison Co 3.75% 8/15/2047	169,000	131,668
Commonwealth Edison Co 4% 3/1/2048	187,000	150,412
Commonwealth Edison Co 4% 3/1/2049	164,000	130,848
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	99,000	95,857
Consolidated Edison Co of New York Inc 3.875% 6/15/2047	78,000	61,551
Consolidated Edison Co of New York Inc 4.45% 3/15/2044	219,000	193,011
Consolidated Edison Co of New York Inc 4.5% 5/15/2058	260,000	217,448
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	287,000	254,121
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	69,000	70,753
Duke Energy Carolinas LLC 2.85% 3/15/2032	83,000	75,655
Duke Energy Carolinas LLC 3.2% 8/15/2049	219,000	153,005
Duke Energy Carolinas LLC 3.75% 6/1/2045	55,000	43,655
Duke Energy Carolinas LLC 3.875% 3/15/2046	107,000	86,339
Duke Energy Carolinas LLC 4% 9/30/2042	103,000	87,428
Duke Energy Corp 2.45% 6/1/2030	529,000	486,858
Duke Energy Corp 2.65% 9/1/2026	366,000	361,559
Duke Energy Corp 4.2% 6/15/2049	260,000	208,444
Duke Energy Corp 4.8% 12/15/2045	76,000	67,737
Duke Energy Florida LLC 3.4% 10/1/2046	69,000	51,080
Duke Energy Ohio Inc 4.3% 2/1/2049	744,000	621,984
Duke Energy Progress LLC 3.4% 4/1/2032	334,000	315,352
Duke Energy Progress LLC 4.15% 12/1/2044	49,000	41,590
Duke Energy Progress LLC 4.375% 3/30/2044	55,000	47,864
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	166,000	149,197
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	574,000	508,460
Entergy Corp 2.95% 9/1/2026	129,000	127,623
Entergy Corp 3.75% 6/15/2050	113,000	83,223
Entergy Louisiana LLC 4.2% 9/1/2048	87,000	71,459
Entergy Tex Inc 3.55% 9/30/2049	111,000	80,594
Entergy Tex Inc 4% 3/30/2029	485,000	482,174
Exelon Corp 2.75% 3/15/2027	183,000	179,400
Exelon Corp 3.35% 3/15/2032	222,000	207,389
Exelon Corp 4.05% 4/15/2030	218,000	215,640
Exelon Corp 5.1% 6/15/2045	30,000	27,959
FirstEnergy Corp 1.6% 1/15/2026	344,000	340,992
FirstEnergy Corp 2.25% 9/1/2030	370,000	332,476
FirstEnergy Corp 3.4% 3/1/2050	100,000	69,815
FirstEnergy Corp 3.9% 7/15/2027 (f)	233,000	231,571
FirstEnergy Corp 4.85% 7/15/2047 (f)	129,000	114,185
FirstEnergy Transmission LLC 4.75% 1/15/2033 (b)	6,262,000	6,249,757
Interstate Power and Light Co 2.3% 6/1/2030	381,000	348,065
IPALCO Enterprises Inc 4.25% 5/1/2030	1,025,000	1,003,280
Pacific Gas and Electric Co 3.15% 1/1/2026	400,355	399,081
Pacific Gas and Electric Co 3.25% 6/1/2031	167,000	153,564
Pacific Gas and Electric Co 4.2% 6/1/2041	834,000	682,936
Pacific Gas and Electric Co 4.55% 7/1/2030	1,037,586	1,030,379
Pacific Gas and Electric Co 4.75% 2/15/2044	33,000	28,232
Potomac Electric Power Co 6.5% 11/15/2037	104,000	116,449
Progress Energy Inc 6% 12/1/2039	143,000	151,622
Southern Co/The 3.25% 7/1/2026	302,000	300,081
Southern Co/The 4.4% 7/1/2046	201,000	171,312
Southern Co/The 4.85% 3/15/2035	4,500,000	4,453,842
Tampa Electric Co 4.45% 6/15/2049	321,000	271,842
Tampa Electric Co 6.15% 5/15/2037	172,000	184,174
Virginia Electric and Power Co 3.8% 4/1/2028	409,000	407,354
Washington Natural Gas Co 4.3% 5/20/2045	176,000	146,812
Wisconsin Electric Power Co 4.25% 6/1/2044	129,000	109,178
		28,283,435
Gas Utilities - 0.0%
Southern Co Gas Capital Corp 3.95% 10/1/2046	371,000	293,522
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 1.375% 1/15/2026	4,000,000	3,963,140
AES Corp/The 2.45% 1/15/2031	807,000	722,702
AES Corp/The 3.95% 7/15/2030 (b)	941,000	908,656
		5,594,498
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co 3.25% 4/15/2028	274,000	269,123
Berkshire Hathaway Energy Co 3.7% 7/15/2030	275,000	269,232
Berkshire Hathaway Energy Co 3.8% 7/15/2048	274,000	211,356
Berkshire Hathaway Energy Co 4.25% 10/15/2050	237,000	193,683
Berkshire Hathaway Energy Co 4.5% 2/1/2045	182,000	161,138
Berkshire Hathaway Energy Co 5.15% 11/15/2043	212,000	206,035
Delmarva Power & Light Co 4% 6/1/2042	110,000	91,867
Dominion Energy Inc 3.9% 10/1/2025	354,000	354,000
NiSource Inc 1.7% 2/15/2031	444,000	385,592
NiSource Inc 2.95% 9/1/2029	1,074,000	1,024,544
NiSource Inc 3.49% 5/15/2027	210,000	207,993
NiSource Inc 3.6% 5/1/2030	1,800,000	1,743,041
NiSource Inc 3.95% 3/30/2048	274,000	217,828
NiSource Inc 4.375% 5/15/2047	131,000	110,274
Puget Energy Inc 4.1% 6/15/2030	1,710,000	1,669,983
Puget Energy Inc 4.224% 3/15/2032	756,000	724,006
		7,839,695
Water Utilities - 0.0%
American Water Capital Corp 3.45% 6/1/2029	167,000	163,242
American Water Capital Corp 6.593% 10/15/2037	179,000	202,464
		365,706
TOTAL UTILITIES		42,376,856

TOTAL UNITED STATES		636,418,983
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $759,322,190)		767,223,503

U.S. Government Agency - Mortgage Securities - 24.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 24.1%
Fannie Mae 2% 11/1/2051	1,269,645	1,033,054
Fannie Mae 2% 3/1/2052	1,522,444	1,237,793
Fannie Mae 2.5% 1/1/2052	578,236	491,142
Fannie Mae 2.5% 6/1/2052	1,356,268	1,165,973
Fannie Mae 3% 10/1/2031	51,386	50,165
Fannie Mae 3% 11/1/2047	10,838	9,741
Fannie Mae 3.5% 2/1/2045	374,872	355,944
Fannie Mae 4% 4/1/2050	15,424	14,710
Fannie Mae 6.5% 7/1/2054	276,663	290,284
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (c)(d)	290	297
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.54%, 6.542% 11/1/2034 (c)(d)	36,537	37,571
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (c)(d)	342	351
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.646%, 6.396% 5/1/2036 (c)(d)	4,075	4,199
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.493% 11/1/2036 (c)(d)	4,785	4,925
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.563% 6/1/2042 (c)(d)	4,042	4,208
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.695% 7/1/2035 (c)(d)	367	378
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.788% 2/1/2036 (c)(d)	2,221	2,293
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (c)(d)	1,013	1,057
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.505% 7/1/2041 (c)(d)	2,103	2,196
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (c)(d)	1,829	1,910
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.695% 12/1/2035 (c)(d)	2,395	2,474
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.33% 10/1/2041 (c)(d)	606	626
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.678% 11/1/2034 (c)(d)	2,442	2,522
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.95%, 6.785% 9/1/2036 (c)(d)	4,355	4,520
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (c)(d)	1,524	1,585
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 5.944% 10/1/2033 (c)(d)	5,835	5,946
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (c)(d)	477	488
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.224%, 6.508% 8/1/2036 (c)(d)	7,261	7,432
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 7.235% 10/1/2033 (c)(d)	647	662
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.463%, 6.71% 5/1/2035 (c)(d)	827	847
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	790,876	711,136
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	39,180	33,130
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	59,411	53,384
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	545,634	490,620
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	519,345	466,982
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	281,658	253,260
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	12,560	11,293
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	12,259	11,023
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	611,412	549,384
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	120,787	108,571
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	110,271	99,325
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	109,107	98,277
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	96,784	86,965
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	34,887	31,358
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	38,128	32,290
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	685,157	574,251
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	1,222,074	941,738
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	816,637	629,306
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	548,738	493,412
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	38,823	32,853
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	1,169,355	901,113
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	503,868	388,284
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	115,767	104,095
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	39,912	33,723
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	40,759	34,398
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	20,055	15,430
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	709,924	639,899
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	794,526	647,960
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	17,506	14,239
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2030	7,462	7,176
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	296,536	274,381
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	18,238	16,875
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	12,119	11,213
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	10,908	10,093
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	192,529	156,773
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	73,381	60,509
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	452,847	372,141
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	396,239	326,241
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	19,501	15,830
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	74,448	68,641
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	54,113	44,266
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	226,323	183,512
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	66,605	54,007
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	49,015	40,280
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	47,614	38,607
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	33,808	27,804
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	55,738	51,294
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	153,371	134,499
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	16,381	13,482
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,754,380	2,253,167
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	724,943	584,870
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	544,309	445,942
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	539,320	443,539
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	19,729	15,997
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	368,457	361,463
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	558,215	516,334
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	52,022	48,103
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	35,765	33,093
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	35,275	32,661
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	18,587	17,250
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	194,114	157,881
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	17,964	14,611
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	341,661	280,343
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	53,203	43,688
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	22,993	18,888
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	147,651	136,527
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	120,168	97,700
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	17,191	14,009
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,493,681	2,021,983
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	796,385	651,716
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	563,708	463,068
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	508,030	416,854
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	195,961	161,099
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	51,790	42,527
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	35,711	29,335
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2035	6,703	6,227
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	69,830	61,218
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,646,666	1,339,305
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	807,397	656,438
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	536,951	440,584
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	23,412	19,269
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	23,377	19,014
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	54,321	50,314
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	2,575,782	2,250,322
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	59,585	55,189
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	676,338	588,886
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	50,425	44,198
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	61,253	49,801
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	246,541	228,121
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	154,845	143,276
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	65,512	60,576
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	490,896	428,735
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,055,437	860,411
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	68,801	56,518
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,225,722	998,081
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	32,682	26,602
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	18,116	14,746
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2028	5,410	5,279
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	607,468	562,081
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	161,839	149,747
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	47,725	44,160
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	12,320	11,407
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	91,066	74,330
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	102,606	83,294
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	52,862	42,913
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	27,601	25,539
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	98,848	80,366
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	57,619	46,774
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	9,212	8,936
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	6,259	6,069
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	3,426	3,318
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	513	504
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	181,640	175,349
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	61,647	59,798
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	58,604	56,969
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	12,147	11,717
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	16,604	15,924
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	9,601	9,220
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2035	75,222	71,351
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	205,522	182,879
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	29,915	25,961
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	9,571	8,306
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2050	51,721	44,157
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	3,802,017	3,279,257
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	253,680	216,263
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	464,949	397,824
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	106,401	90,674
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	174,858	168,872
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	30,124	28,938
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	26,398	25,089
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	37,964	34,459
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	5,225	4,735
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043	8,124	7,215
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	1,075,395	925,853
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	284,963	243,734
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	3,493	3,409
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	1,969	1,928
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	1,288	1,251
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	122,644	118,444
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	11,951	11,592
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	105,851	100,602
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2035	64,137	60,695
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2039	9,470	8,583
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,171,056	1,049,522
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	465,671	415,670
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	385,012	345,236
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	350,289	314,036
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	303,105	270,833
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	109,226	97,835
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	61,575	52,570
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,419,055	1,212,855
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,077,497	920,928
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2026	1,000	990
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	3,303	3,224
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	2,562	2,499
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	13,611	13,232
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	2,544	2,473
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	311,965	301,037
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	5,466	5,270
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	10,113	9,691
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	644,259	550,039
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051 (j)	2,854,602	2,445,158
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	503,888	430,669
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	22,407	22,040
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	2,008	1,938
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	94,396	91,200
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	19,462	18,467
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	17,706	16,795
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	307,853	276,518
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	950,607	852,744
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2050	32,610	27,841
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	113,795	109,761
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	15,873	15,036
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	95,951	86,650
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	137,762	124,401
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	984,353	840,396
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,507,421	1,297,802
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	580,265	496,492
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	10,791	10,558
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	2,327	2,267
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	12,550	12,156
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	349,008	332,682
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	171,091	165,229
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2040	64,782	58,513
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	290,218	260,594
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	373,668	333,884
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	54,994	48,984
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	16,370	14,542
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	660	573
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	420,969	362,956
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,061,061	2,624,873
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,405,452	1,204,743
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,157,255	996,329
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	615,438	526,395
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	2,228	2,181
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	786	768
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	35,332	33,459
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	20,041	18,978
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	224,495	202,815
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	158,617	142,832
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	121,278	109,202
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	60,641	54,230
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	23,927	21,407
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	8,775	7,621
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	3,062	2,660
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,524,738	2,170,497
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,662,841	1,417,060
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,237,307	1,063,703
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	92,114	89,108
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2033	7,690	7,380
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	464,728	440,083
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	23,903	22,636
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	240,399	216,969
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	12,045	10,460
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	11,931	10,268
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	149,767	129,035
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	41,782	35,580
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2026	570	566
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2029	2,462	2,400
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	704,072	681,081
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	16,516	15,641
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	14,384	13,621
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	18,650	16,814
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	197,846	177,346
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	126,703	113,895
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2045	86,922	74,807
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	81,768	70,959
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	36,770	31,933
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	10,727	9,309
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	1,393,514	1,197,557
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	13,128	12,824
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	7,528	7,347
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	5,992	5,843
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	5,216	5,091
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	3,827	3,737
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	912	890
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	7,654	7,404
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	9,297	8,945
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2033	6,727	6,452
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	464,981	440,323
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	58,768	55,652
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	8,215	7,460
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	14,840	12,656
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	677,804	577,620
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	548,151	467,130
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	528,546	450,422
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	32,894	32,102
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	20,332	19,834
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	7,874	7,678
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	7,604	7,428
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	6,681	6,526
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	4,191	4,092
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	3,640	3,547
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	3,481	3,397
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	2,919	2,851
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	2,468	2,414
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	2,194	2,141
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2034	16,456	15,640
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	397,507	355,550
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	5,629	4,885
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	1,880	1,864
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	1,791	1,776
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	516	512
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	9,244	9,075
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	2,412	2,368
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	2,003	1,978
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	1,630	1,603
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	432	428
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	22,635	22,152
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	17,282	16,922
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	21,250	20,734
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	2,576	2,512
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	424,292	410,659
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	21,516	20,080
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	43,822	40,396
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	24,246	22,395
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	23,150	21,401
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	19,786	18,407
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	19,408	17,905
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	15,691	14,450
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,845	11,835
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,444	9,654
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,399	8,748
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,594	7,048
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	5,834	5,419
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	4,561	4,219
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	4,154	3,829
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	3,153	2,875
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	23,660	21,423
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	14,220	12,876
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	2,392	2,165
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	111,283	100,310
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	84,539	76,203
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	58,885	53,078
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	55,383	49,922
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	45,557	41,107
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	36,784	33,156
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	32,891	29,648
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	8,321	7,501
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	5,217	4,703
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	4,066	3,665
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2048	10,590	9,519
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	569,815	506,148
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	671,572	595,958
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	132,591	117,704
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	44,004	39,064
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	42,316	37,565
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	36,893	32,751
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	30,912	27,442
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	8,154	8,069
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	1,643	1,626
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2029	9,700	9,525
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	13,916	13,634
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	4,731	4,637
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	3,535	3,461
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	2,543	2,492
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	2,518	2,466
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	14,403	14,067
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	4,418	4,314
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	41,464	40,371
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	34,330	31,523
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	18,240	16,678
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	14,359	13,181
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	13,542	12,380
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	12,728	11,675
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	481,721	442,854
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	497,168	451,406
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	44,961	40,570
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	40,440	36,490
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	36,468	32,906
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	31,866	28,753
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	31,367	28,304
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	22,783	20,558
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	10,884	9,821
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	10,781	9,728
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	6,578	5,936
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	5,509	4,971
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2047	13,445	12,098
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	776,241	691,693
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051 (k)	1,337,576	1,191,887
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	447,149	396,489
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	3,233	3,208
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	1,167	1,158
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	993	985
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	9,505	9,406
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	2,785	2,756
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	638	631
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	4,998	4,891
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	4,798	4,701
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	4,428	4,337
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	4,305	4,191
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	30,861	30,063
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	57,094	55,905
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	33,766	31,168
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	18,481	17,045
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,844	7,264
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,383	6,787
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	3,748	3,471
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	2,882	2,647
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2045	3,325	3,010
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	630,057	572,063
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	613,974	557,460
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	410,327	370,250
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	368,995	339,372
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	247,878	223,668
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	228,168	205,883
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	119,771	108,073
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	36,095	32,570
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	6,540	5,901
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	5,455	4,922
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	4,684	4,226
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	18,378	16,537
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	7,810	7,028
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	172,215	154,803
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	113,559	100,871
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	12,775	11,408
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	17,507	15,649
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	874	867
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	467	464
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	334	332
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	231	229
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	15,589	15,317
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	6,668	6,533
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	1,421	1,393
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	4,446	4,341
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	154,305	150,762
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	58,015	56,457
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	53,791	51,996
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	441,397	406,238
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	178,770	164,604
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	36,728	33,745
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	25,862	23,954
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	24,501	22,643
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	14,396	13,316
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	13,716	12,632
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,343	9,558
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,150	9,387
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,946	9,151
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,463	8,752
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,857	8,167
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,735	7,122
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,247	3,959
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	2,079	1,909
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	30,475	27,594
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	20,968	18,986
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	17,808	16,124
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	292,559	263,984
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	81,433	73,479
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	40,215	36,250
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	25,435	22,927
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	24,935	22,500
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	12,025	10,839
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	6,569	5,921
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	6,167	5,565
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	14,068	12,645
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	8,234	7,402
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,047,047	930,058
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	808,685	717,886
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	491,866	436,140
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	405,617	360,708
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	1,771	1,756
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	1,537	1,523
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	871	863
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	452	448
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	31,237	30,776
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	17,263	17,018
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	19,204	18,852
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	9,417	9,250
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	1,812	1,779
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	980	963
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	98,673	96,894
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	19,596	19,167
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	5,492	5,382
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	3,218	3,150
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	12,133	11,847
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	22,788	22,188
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	14,236	13,868
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	39,447	38,648
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2040	147,987	138,111
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	156,204	144,204
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	116,205	107,319
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	62,313	57,622
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	56,072	51,783
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	13,090	12,095
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,910	11,896
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,559	11,540
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	8,622	7,941
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	6,136	5,635
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	958	906
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	11,567	10,549
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	43,321	39,226
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	14,499	13,128
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	10,551	9,553
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	4,427	4,009
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	207,028	186,613
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	88,147	79,455
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	61,847	55,749
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	6,589	5,940
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	9,234	8,300
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	222,055	197,053
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	40,635	36,073
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	4,113	4,076
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	1,719	1,703
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	23,609	23,239
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	1,194	1,176
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	4,643	4,601
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	2,223	2,181
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	1,017	998
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	33,180	32,339
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	19,974	19,479
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	7,756	7,561
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	4,174	4,071
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	22,654	22,107
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	7,032	6,852
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2038	13,629	12,979
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	12,765	11,797
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,035	5,554
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	14,948	13,680
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	12,468	11,266
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	10,345	9,347
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	9,410	8,503
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	225,705	204,929
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	13,771	12,413
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	10,307	9,326
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	7,410	6,680
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	268,057	243,216
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	27,153	24,407
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	18,853	16,947
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	13,598	12,223
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,067,742	953,862
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	651,393	578,255
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	5,173	5,126
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	2,248	2,228
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	1,298	1,286
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	1,226	1,215
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	1,753	1,726
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	1,018	1,003
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	8,284	8,130
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	9,137	8,935
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	5,420	5,294
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	5,031	4,920
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	6,255	6,100
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2039	3,928	3,694
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2042	149,221	137,920
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	31,176	28,810
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	26,721	24,473
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	18,375	16,894
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	13,716	12,611
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	91,797	83,837
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	4,732	4,323
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	3,386	3,085
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	2,153	1,964
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	9,918	8,961
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	6,894	6,229
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	4,362	3,941
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	3,111	2,811
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	3,031	2,738
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	2,805	2,534
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	2,224	2,010
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	40,582	36,478
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	37,540	33,745
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	912,397	816,511
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	948	939
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	661	655
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	631	626
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	477	473
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	24,331	23,795
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	11,396	11,152
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	2,728	2,667
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	9,094	8,861
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	5,073	4,946
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	4,092	3,989
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	3,697	3,605
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	339,989	312,629
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	120,112	110,477
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	61,394	56,320
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	58,722	54,170
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	39,818	36,528
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	38,122	35,065
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,841	10,887
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,754	10,850
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	9,401	8,674
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	8,388	7,737
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	4,177	3,838
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	30,185	27,489
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	16,701	15,253
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	203,422	184,762
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	21,744	19,647
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	21,092	19,059
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	8,977	8,112
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	4,833	4,367
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	3,918	3,541
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	46,289	41,233
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	69,760	61,943
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	1,922,450	1,705,396
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	4,779	4,732
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	3,767	3,731
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2028	1,806	1,789
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	10,758	10,594
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	5,273	5,187
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	4,286	4,220
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	1,960	1,930
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	14,843	14,555
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	13,902	13,643
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2031	19,325	18,899
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2042	69,361	63,968
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	252,639	232,849
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	56,829	52,233
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	48,743	44,746
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	25,445	23,364
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	14,676	13,479
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	11,375	10,519
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	11,263	10,353
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	9,517	8,811
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	9,148	8,405
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,782	7,146
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,287	6,694
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	5,261	4,833
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	22,213	20,220
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	13,426	12,220
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	6,658	6,040
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	42,903	38,767
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2047	7,612	6,861
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2048	130,280	116,985
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	2,324,299	2,079,852
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	793,953	705,739
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	2,938	2,912
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	2,618	2,594
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	8,862	8,723
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	6,997	6,883
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	4,011	3,947
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	3,922	3,856
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	4,423	4,338
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	4,004	3,926
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	3,420	3,357
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	41,641	40,575
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	6,109	5,954
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	113,888	111,674
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2039	82,418	77,510
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	238,630	219,700
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	35,454	32,569
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	35,219	32,392
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	30,977	28,459
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	25,164	23,082
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	24,844	22,842
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	24,235	22,263
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	20,900	19,207
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	15,087	13,844
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	11,677	10,750
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	8,181	7,545
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	7,635	7,031
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	7,009	6,435
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	6,886	6,318
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	3,965	3,640
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	2,833	2,606
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	2,402	2,195
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	8,181	7,486
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	7,295	6,687
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	7,347	6,629
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	4,918	4,444
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	30,684	27,659
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	25,163	22,705
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	16,242	14,615
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	39,886	35,505
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	680,125	606,045
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2026	819	814
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	808	800
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	10,625	10,455
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	10,115	9,945
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	3,616	3,554
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	3,457	3,401
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	2,962	2,911
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	2,850	2,802
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	2,578	2,532
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	341	335
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2030	2,079	2,038
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2031	5,275	5,152
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	239,857	233,661
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	9,880	9,646
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	6,575	6,400
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2039	9,833	9,235
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	73,909	68,096
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	31,123	28,551
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	15,341	14,092
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	13,738	12,635
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	12,792	11,743
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	9,415	8,640
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	8,474	7,785
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	8,475	7,779
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	7,892	7,237
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	334,123	303,543
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	35,343	32,238
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	14,220	12,957
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	5,226	4,746
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	10,297	9,343
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	8,746	7,892
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	7,933	7,158
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	4,961	4,477
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	1,080,336	962,666
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	130,355	116,035
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	94,386	84,017
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	740	732
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	566	560
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	513	508
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	467	462
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	414	410
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	12,063	11,821
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	2,148	2,105
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	2,067	2,025
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	1,195	1,171
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	35,455	34,530
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	23,915	23,423
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	15,241	14,847
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	7,096	6,897
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	5,656	5,497
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	3,452	3,360
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	3,441	3,346
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	2,160	2,101
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	246,145	240,492
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	130,571	120,034
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	102,072	93,728
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	16,901	15,543
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	10,512	9,656
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	644,709	583,755
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	120,618	108,837
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	11,755	10,607
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	9,045	8,162
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	6,330	5,712
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	5,128	4,627
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	60,329	54,285
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	12,629	11,364
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	19,655	17,736
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	72,283	64,342
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	49,350	43,759
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2034	17,442	17,127
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	57,342	56,163
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	1,483	1,404
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	156,965	149,022
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	29,281	27,772
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	25,434	24,078
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	10,981	10,405
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	10,041	9,518
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	3,479	3,294
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	3,445	3,251
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2044	11,772	11,178
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	148,789	140,175
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	126,187	118,684
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	7,732	7,274
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	5,817	5,493
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	5,619	5,286
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	4,568	4,282
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	3,673	3,453
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	35,400	33,105
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	16,516	15,445
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	13,379	12,537
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	7,578	7,087
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	221,810	207,429
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	198,475	185,545
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	77,404	72,289
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	42,589	39,775
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	28,125	26,249
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	28,044	26,191
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	26,020	24,300
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	6,357	5,937
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	289,027	271,011
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	76,942	70,872
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	72,423	66,845
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	2,377	2,335
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	74,716	70,887
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	35,475	33,715
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	21,751	20,636
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	20,524	19,453
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	14,991	14,150
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	3,813	3,620
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	2,897	2,735
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	5,106	4,821
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	126,247	116,740
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	69,762	65,239
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	18,241	17,058
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	7,901	7,438
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	252,756	236,369
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	24,917	23,293
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	266,764	250,135
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	9,816	9,137
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	381,516	356,185
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2050	2,303,345	2,123,781
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2041	30,635	29,088
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	11,491	10,869
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	8,408	7,966
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	7,018	6,659
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	5,695	5,404
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	2,256	2,137
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2043	24,176	22,929
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2043	20,332	19,305
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	506,866	474,004
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	111,137	103,932
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	4,021	3,765
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	10,949	10,236
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	345,134	317,905
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2034	11,712	11,471
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	227,538	216,541
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	92,119	87,590
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	38,816	36,861
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	21,434	20,232
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	10,161	9,655
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,641	9,113
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	8,790	8,308
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	5,789	5,461
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	4,250	4,022
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	2,712	2,560
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	1,963	1,875
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	833	796
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	66,505	62,193
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	11,932	11,159
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	7,055	6,607
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	71,772	68,036
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2034	8,703	8,541
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	71,159	69,741
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	15,724	14,925
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	29,110	27,537
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	28,279	26,834
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	16,329	15,441
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	10,098	9,522
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	60,725	57,076
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	7,267	6,827
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	6,413	6,031
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	6,240	5,859
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	38,470	36,048
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	18,052	16,859
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	150,839	138,844
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2031	2,323	2,295
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2034	5,393	5,293
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	25,397	24,034
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	12,826	12,040
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	861,399	816,579
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	112,109	106,335
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	214,331	197,153
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	10,244	10,040
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	5,029	4,935
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2039	10,236	9,842
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	95,923	91,056
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	35,358	33,582
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	20,812	19,727
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	8,407	7,996
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	6,207	5,905
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	151,610	141,970
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	126,234	118,207
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	80,105	74,961
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2028	1,681	1,670
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2039	13,823	13,289
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	79,613	75,708
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	64,873	61,632
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	12,715	12,090
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	8,351	7,906
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	2,443	2,348
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	45,163	42,263
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	19,293	18,054
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2034	2,906	2,848
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2035	68,388	67,111
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2041	45,261	43,332
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	6,907	6,557
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	47,230	44,622
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2044	4,463	4,241
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	84,133	78,957
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	13,770	12,948
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	11,358	10,674
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	3,132	2,939
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	222,382	207,409
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2039	12,242	11,770
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	34,626	32,941
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	17,661	16,792
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	9,774	9,304
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	9,653	9,169
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	9,435	8,957
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	7,627	7,218
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	7,424	7,106
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	6,102	5,795
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	6,015	5,755
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	5,814	5,515
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	2,161	2,053
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	37,621	35,205
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	24,955	23,352
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	24,290	22,730
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	22,050	20,613
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,407,377	1,334,100
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	749,863	711,600
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	411,601	380,285
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	10,240	10,056
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	12,385	12,154
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	8,774	8,510
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2039	5,480	5,256
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	144,731	137,437
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	80,560	76,500
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	14,258	13,520
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	5,043	4,794
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	3,650	3,454
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	2,007	1,919
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	1,473	1,395
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	417,158	395,680
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	35,515	33,749
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	31,373	29,465
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	38,314	35,818
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	37,103	34,686
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	1,131,463	1,051,035
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2039	29,978	28,756
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	65,891	62,628
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	54,993	52,196
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	20,815	19,876
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	14,716	13,964
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	13,198	12,524
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	9,923	9,443
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	9,082	8,596
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	7,788	7,392
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	7,718	7,301
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	7,498	7,109
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	2,540	2,419
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	1,425	1,367
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	1,240	1,171
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	3,094	2,894
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	21,925	20,496
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	170,334	159,930
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2033	10,461	10,438
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,411	3,336
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	22,021	21,450
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	24,487	23,444
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	18,822	18,021
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	2,471	2,366
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2050	16,315	15,564
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2050	7,675	7,322
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	16,003	15,132
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	55,209	52,409
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	25,633	24,582
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2033	7,532	7,541
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2034	25,379	25,360
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2038	47,030	46,321
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,420	4,330
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	3,447	3,371
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	63,008	61,503
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	17,142	16,748
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	3,032	2,952
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	35,435	34,567
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	124,459	120,286
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	296,798	284,808
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	27,991	26,843
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	189,534	181,463
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	33,364	31,839
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2050	1,150,208	1,101,224
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2033	11,142	11,155
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2039	2,385	2,344
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	415,899	406,532
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	64,423	62,886
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	6,908	6,739
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	16,382	15,633
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	33,602	32,234
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	7,866	7,666
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	3,604	3,516
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	13,197	12,797
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	26,276	25,182
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	19,678	18,772
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	10,503	10,020
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2050	26,749	25,476
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	20,084	19,266
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2033	30,362	30,295
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	33,709	32,889
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	2,473	2,428
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	2,186	2,136
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	19,059	18,378
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	4,931	4,770
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	322,355	311,145
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	11,892	11,419
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	457,954	438,022
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	60,085	57,470
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	30,371	29,049
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	4,780	4,572
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	117,166	112,505
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	11,147	10,634
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	9,772	9,323
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	7,078	6,752
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2051	12,262	11,690
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	17,576	16,855
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2032	17,755	17,716
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	10,263	10,002
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	6,374	6,221
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	6,266	6,107
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	199,763	193,828
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	33,419	32,090
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	510,322	488,589
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	23,575	22,549
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	4,295	4,108
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	123,584	117,935
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	68,942	65,748
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	7,959	7,613
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	5,910	5,638
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	16,673	15,932
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	52,873	51,586
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	14,308	13,963
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	7,518	7,336
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	6,083	5,928
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	32,580	31,673
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	58,331	56,011
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	44,864	43,080
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	19,747	18,961
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	79,648	76,655
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	22,258	21,331
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	19,010	18,236
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	18,167	17,428
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	390,874	373,862
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	127,959	121,902
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	45,263	43,293
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050	9,269	8,839
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	33,669	32,562
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	82,325	79,231
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	26,704	25,618
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	198,500	190,418
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	118,093	113,285
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	33,499	32,135
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	20,304	19,477
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	15,584	14,935
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	11,249	10,780
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	10,289	9,851
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	5,570	5,309
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	5,397	5,162
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	2,600	2,487
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	54,422	52,104
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	18,833	17,954
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	17,772	16,943
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	16,883	16,902
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	9,457	9,242
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	20,681	19,858
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	98,789	94,674
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	36,304	34,792
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	11,434	10,969
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	7,507	7,115
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	4,861	4,607
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2049	84,129	80,468
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2049	6,740	6,440
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	38,609	36,808
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	492,237	468,044
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	474,212	450,905
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2030	3,066	3,048
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	111,621	107,948
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	7,063	6,820
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	44,713	42,990
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	62,451	59,850
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	42,510	40,739
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	57,911	55,336
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	13,091	12,534
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	6,514	6,224
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	1,011	986
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	509	496
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	9,061	8,794
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	34,945	33,773
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	96,971	93,053
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	20,142	19,303
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	63,147	60,340
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	28,767	27,488
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	15,620	14,925
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	46,120	43,997
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2051	21,394	20,366
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	2,024	1,985
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	37,291	36,421
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	4,723	4,599
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	1,385	1,350
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	677	664
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	63,069	61,144
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	133,044	128,584
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	4,295	4,146
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	746,041	714,969
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	462,677	442,106
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	34,429	32,898
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	3,647	3,484
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2050	98,222	93,947
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	26,514	25,443
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	9,477	9,094
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	41,980	40,245
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	4,980,768	4,746,862
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	5,323	5,331
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	1,046	1,047
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	1,268	1,269
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2043	123,155	123,316
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	5,762	5,757
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	5,596	5,593
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	4,667	4,664
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	2,928	2,924
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	11,950	11,897
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	44,822	44,330
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	3,799	3,768
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	11,159	11,023
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	517	511
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	20,420	20,113
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	206,904	203,989
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	11,711	11,506
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	4,149	4,076
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	54,169	54,282
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	6,918	6,939
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	2,701	2,706
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	7,541	7,532
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	4,752	4,734
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	3,760	3,746
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	3,414	3,401
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	2,674	2,664
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	66,105	66,206
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	5,794	5,738
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	3,329	3,302
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	13,257	13,099
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	6,959	6,876
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	5,898	5,826
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	1,685	1,665
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	105,812	104,321
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	46,164	45,513
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	18,702	18,438
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2049	21,589	21,237
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2050	10,231	10,048
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	498,490	485,703
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	36,818	36,874
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	15,133	15,158
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	3,507	3,513
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	25,478	25,517
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	11,011	11,000
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	1,757	1,754
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	25,252	25,157
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	3,356	3,342
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	3,240	3,226
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	2,428	2,417
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	1,802	1,794
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	6,588	6,544
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	25,771	25,521
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	18,974	18,742
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	43,996	43,376
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	36,648	36,131
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	15,387	15,185
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	5,651	5,571
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	2,000	1,970
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	33,696	33,127
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	1,086,960	1,059,078
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	2,842	2,851
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	23,259	23,308
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	80,734	80,846
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	29,060	29,045
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	1,063	1,064
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	12,497	12,442
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	9,362	9,321
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	3,308	3,293
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,915	2,908
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,726	2,714
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	638	635
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2045	6,139	6,098
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	6,740	6,675
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	5,717	5,654
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	183,460	181,391
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	35,261	34,732
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	14,012	13,802
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	8,756	8,624
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	8,556	8,427
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	1,814	1,793
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	1,331	1,311
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	11,476	11,275
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	2,056	2,059
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	8,879	8,896
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,501	1,502
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	16,411	16,395
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	6,836	6,822
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	5,333	5,323
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	3,294	3,290
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	3,249	3,235
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	966	967
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	236,757	235,862
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	16,669	16,486
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	14,339	14,181
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	6,208	6,140
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	1,945	1,923
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	9,902	9,775
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	176,773	173,951
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	14,739	14,503
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	8,718	8,573
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	4,615	4,541
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,349	3,296
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,291	3,238
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,149	3,088
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2050	112,973	110,993
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	11,991	12,005
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	2,119	2,123
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,493	1,495
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,471	1,473
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,302	1,306
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	5,985	5,979
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	5,297	5,290
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	4,182	4,176
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	3,225	3,220
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	3,153	3,150
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	1,235	1,236
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	37,643	37,603
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	4,292	4,257
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	18,229	18,029
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	18,756	18,515
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	27,893	27,448
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	13,525	13,309
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	5,577	5,488
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050	7,833	7,696
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	85	86
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	282,173	283,119
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	48,522	48,684
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	49,939	49,994
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	10,850	10,856
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	2,019	2,022
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	21,312	21,284
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	9,903	9,899
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	8,652	8,642
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	5,227	5,228
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	2,772	2,769
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	2,124	2,123
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	6,577	6,542
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	10,070	9,959
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	10,847	10,725
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	10,904	10,730
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	6,521	6,417
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	43,752	42,985
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	4,563	4,483
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2035	128	129
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	2,246	2,252
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	2,828	2,833
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	17,581	17,555
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	5,429	5,422
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	4,364	4,359
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	2,718	2,712
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	2,225	2,222
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2045	3,431	3,413
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	2,116	2,099
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	5,828	5,764
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	13,981	13,757
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	10,202	10,039
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2042	2,383	2,383
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	12,309	12,294
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	4,087	4,081
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	75,102	74,325
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	13,370	13,231
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	5,520	5,454
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	2,164	2,138
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	2,050	2,023
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	1,274	1,249
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	150,275	147,876
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	6,678	6,572
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	3,017	2,969
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2050	36,415	35,765
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2038	10,502	10,521
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	63,275	63,404
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	23,934	23,982
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,701	1,705
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	3,571	3,577
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	2,889	2,873
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	59,035	58,425
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	13,330	13,171
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	7,838	7,745
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	3,393	3,352
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	12,591	12,426
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	21,286	20,947
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2027	114	114
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,534	11,570
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,187	5,204
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,330	2,338
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	1,641	1,644
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	22,932	22,977
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	20,782	20,821
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,157	2,163
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,740	1,743
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,540	1,543
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	790	793
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	3,700	3,707
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	11,236	11,253
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	5,446	5,454
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,665	2,668
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,200	2,203
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	1,582	1,583
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	1,465	1,467
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	10,767	10,727
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	7,863	7,833
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,692	4,674
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,602	4,585
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,526	4,509
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	2,449	2,440
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	92,817	92,707
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	38,203	37,892
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	25,310	24,977
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	210,116	206,761
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	132,771	130,610
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	4,361	4,291
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2050	11,761	11,551
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2029	317	318
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	12,553	12,594
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	6,124	6,145
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	4,680	4,695
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,550	2,558
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	27,847	27,940
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	38,934	39,017
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	20,131	20,165
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	30,495	30,520
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	4,948	4,949
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	2,641	2,639
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	13,857	13,804
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2046	3,121	3,090
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	3,640	3,597
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	1,571	1,555
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	48,509	47,826
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2037	1,297	1,319
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2038	1,080	1,099
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2040	1,249	1,273
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2041	2,383	2,428
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	4,159	4,235
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	3,735	3,803
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	2,245	2,287
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	19,279	19,499
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	7,362	7,451
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2051	226,982	229,574
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	17,229	17,504
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	66,010	67,267
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	10,719	10,924
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	2,391	2,436
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2044	3,918	3,994
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2045	13,013	13,260
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	122,375	125,040
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	13,233	13,155
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	45,493	45,927
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	21,906	22,156
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	917,854	922,311
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	905,544	909,093
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2033	27,363	27,776
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2034	8,092	8,221
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2035	2,943	2,994
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	9,067	9,231
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	405	412
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	4,374	4,456
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2043	12,152	12,377
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	9,087	9,260
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	1,061	1,081
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2048	9,256	9,368
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	20,050	20,241
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	531,639	534,221
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	327,554	328,838
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2029	1,521	1,537
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	2,200	2,241
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	956	974
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	6,957	7,083
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	4,494	4,577
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	40,559	41,047
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	31,468	31,847
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	9,433	9,546
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	5,575	5,642
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	4,949	4,919
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	56,444	56,982
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	18,041	18,190
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	13,197	13,348
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2050	10,564	10,495
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	376,594	378,306
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	5,069	5,148
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2037	25,223	25,633
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	155	158
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2047	2,133	2,166
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	78,045	78,985
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	20,772	21,009
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2030	3,297	3,331
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	2,432	2,466
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	1,573	1,600
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	896	912
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2040	1,556	1,585
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2041	3,900	3,975
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2042	2,755	2,807
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	3,982	4,056
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	2,364	2,408
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	1,712	1,743
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	33,364	33,745
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	3,295	3,333
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2050	8,129	8,206
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	17,016	17,299
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	4,893	4,975
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	2,256	2,294
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	1,818	1,851
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	15,451	15,742
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	4,364	4,446
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	427	435
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	17,825	18,167
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	8,772	8,937
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	8,605	8,768
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	5,526	5,632
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	4,994	5,089
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	4,737	4,827
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	1,474	1,502
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2042	72,287	73,678
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2047	4,396	4,463
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2048	26,718	26,960
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	4,749	4,803
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	2,717	2,748
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2030	370	374
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2036	1,191	1,212
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2038	480	489
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	445	453
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	1,192	1,214
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	8,703	8,869
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	2,255	2,298
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	3,919	3,988
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2047	2,280	2,313
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	26,420	26,491
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	10,740	10,896
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	9,588	9,715
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	63,005	63,764
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2050	17,857	18,005
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	1,371	1,393
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	428	435
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2036	534	543
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2038	338	344
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	31,952	32,445
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	1,540	1,567
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	2,859	2,913
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	15,500	15,799
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	5,174	5,272
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	4,761	4,853
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	25,105	24,959
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	13,954	14,140
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	2,263	2,293
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2049	13,665	13,821
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2030	2,410	2,439
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	51,327	52,140
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	1,812	1,841
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	34,831	35,380
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	20,427	20,759
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037	1,647	1,672
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	1,503	1,532
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	5,603	5,710
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	3,190	3,251
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	3,139	3,199
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	4,519	4,585
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	2,666	2,705
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	26,496	26,848
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	4,133	4,188
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2030	826	837
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033	4,991	5,065
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	1,869	1,904
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	3,327	3,388
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	2,443	2,490
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2043	4,914	5,006
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	4,395	4,479
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2047	14,711	14,925
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	150,321	152,319
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	18,130	18,371
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	5,456	5,529
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2049	34,978	35,399
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2035	3,182	3,231
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	2,523	2,572
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	2,130	2,171
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2043	27,871	28,391
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	16,133	16,327
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	15,319	15,503
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	2,950	2,985
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	15,664	15,853
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2034	112	115
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	1,064	1,105
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	622	646
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	621	645
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	1,236	1,285
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	1,152	1,198
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	632	656
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	396	412
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	547	568
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	408	424
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	6,487	6,741
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2041	11,478	11,925
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	30,312	31,284
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	20,697	21,414
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	11,878	12,289
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	515	535
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	346	358
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2036	311	322
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2037	2,319	2,411
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	1,320	1,362
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	331	341
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2035	180	187
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	25,555	26,525
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	15,285	15,856
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	7,054	7,318
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	839	872
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	324	336
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	18,195	18,878
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2039	1,488	1,545
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2034	307	318
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	8,616	8,938
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	5,614	5,824
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	1,842	1,912
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	337	350
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2036	12,374	12,833
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	2,245	2,334
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	697	723
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	783	813
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	185	192
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	5,531	5,751
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	5,171	5,377
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	4,366	4,537
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2041	2,360	2,449
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	11,084	11,503
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	3,403	3,527
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2033	497	512
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	17,574	18,142
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	540	558
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	7,101	7,352
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	4,192	4,340
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	2,383	2,466
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	1,852	1,921
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	6,028	6,253
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	1,107	1,148
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	966	1,002
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	4,380	4,554
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	3,835	3,980
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	999	1,034
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	797	827
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2039	22,182	23,003
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2041	1,217	1,266
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	11,154	11,582
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	10,410	10,829
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	3,218	3,340
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	17,436	17,996
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2035	791	821
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2036	753	781
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	27,330	28,366
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	869	903
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	738	767
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2039	3,137	3,259
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2040	7,809	8,073
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2033	133	138
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	12,740	13,168
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	611	631
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2036	1,654	1,717
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2038	714	742
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2039	9,700	10,088
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2040	3,346	3,479
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	4,357	4,491
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	1,930	1,988
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	3,561	3,678
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	844	869
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2035	34,889	36,148
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2036	1,960	2,035
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037	3,012	3,124
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	5,506	5,722
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	2,563	2,664
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	846	879
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	832	864
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	555	577
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	256	266
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2039	4,879	5,069
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	25,039	26,035
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	9,225	9,597
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	55,871	57,901
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	10,148	10,475
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	981,637	999,699
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2027	1,112	1,121
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	4,966	5,120
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	4,610	4,754
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	1,928	1,980
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2036	137	142
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2037	2,115	2,198
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	6,994	7,262
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	1,862	1,932
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	1,661	1,726
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	324	336
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	4,341	4,513
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	1,149	1,193
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	2,384	2,474
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	2,253	2,344
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2049	2,974	3,060
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	148,206	151,442
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	2,375	2,452
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	1,124	1,159
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	850	876
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	618	637
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2034	35,253	36,453
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2035	11,523	11,947
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2036	3,207	3,321
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	726	754
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	506	525
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2038	348	362
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	1,745	1,812
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	1,136	1,181
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2041	2,572	2,676
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	740,073	753,459
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2029	1,976	2,014
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	3,325	3,453
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	593	615
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	580	601
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	515	534
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	4,538	4,715
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	380	396
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2040	2,203	2,287
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	513,180	524,227
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2034	904	935
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2036	9,252	9,546
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	5,040	5,232
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	1,686	1,753
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	786	816
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2038	795	827
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2039	19,004	19,750
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2040	6,446	6,703
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	41,907	43,375
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	13,890	14,429
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	2,658	2,762
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.313%, 5.938% 5/1/2034 (c)(d)	2,321	2,345
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.42%, 5.998% 9/1/2033 (c)(d)	5,879	5,937
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.199% 10/1/2033 (c)(d)	232	236
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.206% 7/1/2035 (c)(d)	323	329
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	13,962	14,716
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	14,044	14,827
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	1,254	1,324
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	1,339	1,414
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2033	17,313	18,010
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	5,138	5,368
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	14,493	15,251
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	9,982	10,526
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	239	252
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	17,440	18,098
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	2,912	3,020
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	8,214	8,576
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	5,739	5,986
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2036	3,824	4,026
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	143	151
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	6,597	6,968
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	4,494	4,743
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,321,689	1,359,847
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,233,637	1,279,539
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	465,336	483,523
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	177,979	185,102
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	5,695	6,007
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	8,487	8,845
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	7,794	8,200
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	5,351	5,634
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	335	352
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	2,503	2,638
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2039	382	403
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,197,988	1,240,691
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	3,215	3,349
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2037	664	698
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	5,202	5,493
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	2,024	2,135
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	510,136	522,741
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	677,082	702,751
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	19,824	20,738
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	19,514	20,393
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2036	4,388	4,612
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2039	535	565
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	8,203	8,658
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	3,719	3,924
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	105,746	110,777
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	19,440	20,505
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2041	2,477	2,612
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,839,423	1,884,872
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055 (i)	3,425,377	3,549,886
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	8,504	8,825
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2037	2,357	2,490
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	4,619	4,877
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	4,520	4,772
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,034,864	1,071,105
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	2,155,314	2,207,221
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2037	902	951
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	2,990	3,156
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	2,340	2,472
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	337	355
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	52,999	55,934
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	245,423	254,018
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,573,334	1,621,550
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,354,354	1,404,324
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,307,263	1,338,746
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	1,979,544	2,032,785
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	22,449	23,397
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2039	500	528
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	2,287,029	2,342,108
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036	10,645	11,190
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	5,084	5,346
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	2,417	2,549
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	1,045	1,103
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	4,828	5,089
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	7,679	8,096
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	2,878	3,037
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	2,470	2,609
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	977,427	1,007,916
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	370,909	382,623
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	2,551,153	2,612,594
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	738,420	767,973
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2033	680	713
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	2,400	2,503
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2037	632	673
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	275,673	290,171
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2032	536	562
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	1,911	2,031
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	18,030	19,156
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	312	333
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	258	275
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2038	350	374
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	6,565	7,001
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2036	328	350
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2037	4,113	4,389
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	3,518	3,670
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	150	156
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2034	2,817	2,970
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	11,859	12,407
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	1,737	1,849
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	580	619
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	213,651	224,350
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	568	602
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	171	182
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	394,995	408,980
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	762	807
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2031	133	138
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	519	553
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2039	585	623
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	921,396	967,406
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	3,592	3,790
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	2,572	2,703
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	355	377
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,373,137	1,442,563
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	685,950	710,021
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	3,472	3,622
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	2,555	2,666
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	1,315	1,375
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	5,085	5,331
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	3,416	3,595
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	1,261	1,332
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2036	613	653
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	896,805	928,205
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	472,692	497,736
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2031	215	224
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	189	198
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	155	162
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	10,564	11,051
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	10,255	10,718
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	8,323	8,704
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	1,959	2,051
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2037	434	463
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	399,347	419,344
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	691,049	727,446
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	517,489	545,594
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	2,056	2,146
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	232	242
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	2,043	2,169
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	184	190
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	72	75
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	89	93
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	29	30
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	18	18
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	12	11
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	62	64
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	1	0
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	2	1
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	109	114
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2027	24	25
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	14	14
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	1,232	1,288
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	37	37
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	27	27
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	10	9
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	24	24
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	16	15
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	4	3
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	134	134
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	102	104
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	72	72
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	19	18
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	91	93
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	26	26
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	48	50
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	765	804
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	31	32
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	4	3
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	57	58
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	16	15
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	21	20
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	17	16
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	7	6
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	14	13
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	221	227
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	448	457
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	56	57
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	13	12
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2028	430	437
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	30	29
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	205	213
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	157	164
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	39	41
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	40	41
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	15	14
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	8	7
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	1,520	1,586
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	104	109
Freddie Mac Gold Pool 1.5% 1/1/2036	612,347	550,607
Freddie Mac Gold Pool 1.5% 1/1/2037	28,412	25,574
Freddie Mac Gold Pool 1.5% 10/1/2035	1,029,522	925,720
Freddie Mac Gold Pool 1.5% 10/1/2036	30,638	27,539
Freddie Mac Gold Pool 1.5% 10/1/2036	24,773	22,260
Freddie Mac Gold Pool 1.5% 11/1/2035	2,619,305	2,355,214
Freddie Mac Gold Pool 1.5% 11/1/2035	26,686	23,995
Freddie Mac Gold Pool 1.5% 11/1/2036	86,040	77,499
Freddie Mac Gold Pool 1.5% 11/1/2036	24,561	22,069
Freddie Mac Gold Pool 1.5% 11/1/2036	22,704	20,408
Freddie Mac Gold Pool 1.5% 11/1/2036	18,956	17,080
Freddie Mac Gold Pool 1.5% 12/1/2035	542,502	487,804
Freddie Mac Gold Pool 1.5% 12/1/2036	87,177	78,523
Freddie Mac Gold Pool 1.5% 12/1/2040	23,481	19,870
Freddie Mac Gold Pool 1.5% 12/1/2050	465,473	358,696
Freddie Mac Gold Pool 1.5% 2/1/2041	40,291	34,041
Freddie Mac Gold Pool 1.5% 3/1/2036	241,143	216,453
Freddie Mac Gold Pool 1.5% 3/1/2041	40,793	34,466
Freddie Mac Gold Pool 1.5% 4/1/2041	41,586	35,065
Freddie Mac Gold Pool 1.5% 5/1/2036	22,339	20,052
Freddie Mac Gold Pool 1.5% 7/1/2035	76,078	68,574
Freddie Mac Gold Pool 1.5% 8/1/2035	2,203,621	1,986,261
Freddie Mac Gold Pool 1.5% 9/1/2050	1,035,330	797,832
Freddie Mac Gold Pool 2% 1/1/2036	16,480	15,228
Freddie Mac Gold Pool 2% 1/1/2051	17,482	14,219
Freddie Mac Gold Pool 2% 1/1/2052	167,245	137,021
Freddie Mac Gold Pool 2% 1/1/2052	115,160	94,673
Freddie Mac Gold Pool 2% 1/1/2052	78,863	63,946
Freddie Mac Gold Pool 2% 1/1/2052	65,258	52,914
Freddie Mac Gold Pool 2% 1/1/2052	40,997	33,716
Freddie Mac Gold Pool 2% 10/1/2035	12,238	11,324
Freddie Mac Gold Pool 2% 10/1/2050	187,892	152,997
Freddie Mac Gold Pool 2% 10/1/2051	529,167	432,875
Freddie Mac Gold Pool 2% 10/1/2051	200,166	164,492
Freddie Mac Gold Pool 2% 11/1/2041	94,767	82,206
Freddie Mac Gold Pool 2% 11/1/2050	3,933,878	3,200,822
Freddie Mac Gold Pool 2% 11/1/2050	17,840	14,516
Freddie Mac Gold Pool 2% 11/1/2050	16,866	13,723
Freddie Mac Gold Pool 2% 11/1/2050	15,996	13,165
Freddie Mac Gold Pool 2% 11/1/2051	311,302	253,876
Freddie Mac Gold Pool 2% 11/1/2051	173,113	140,367
Freddie Mac Gold Pool 2% 11/1/2051	58,099	47,109
Freddie Mac Gold Pool 2% 11/1/2051	23,825	19,318
Freddie Mac Gold Pool 2% 12/1/2035	458,554	423,720
Freddie Mac Gold Pool 2% 12/1/2035	64,850	59,924
Freddie Mac Gold Pool 2% 12/1/2051	474,495	384,741
Freddie Mac Gold Pool 2% 12/1/2051	384,852	315,302
Freddie Mac Gold Pool 2% 12/1/2051	38,847	31,499
Freddie Mac Gold Pool 2% 12/1/2051	20,664	16,981
Freddie Mac Gold Pool 2% 12/1/2051	18,580	15,280
Freddie Mac Gold Pool 2% 2/1/2035	11,079	10,327
Freddie Mac Gold Pool 2% 2/1/2036	67,855	62,552
Freddie Mac Gold Pool 2% 2/1/2036	50,696	46,908
Freddie Mac Gold Pool 2% 2/1/2036	17,564	16,246
Freddie Mac Gold Pool 2% 2/1/2042	105,436	91,295
Freddie Mac Gold Pool 2% 2/1/2051	1,096,083	891,491
Freddie Mac Gold Pool 2% 2/1/2051	28,035	22,802
Freddie Mac Gold Pool 2% 2/1/2052	1,986,856	1,610,407
Freddie Mac Gold Pool 2% 2/1/2052	440,856	360,772
Freddie Mac Gold Pool 2% 2/1/2052	171,080	140,536
Freddie Mac Gold Pool 2% 3/1/2041	164,712	144,439
Freddie Mac Gold Pool 2% 3/1/2051	1,830,967	1,489,204
Freddie Mac Gold Pool 2% 3/1/2051	483,356	393,587
Freddie Mac Gold Pool 2% 3/1/2051	97,452	79,232
Freddie Mac Gold Pool 2% 4/1/2051	366,504	297,979
Freddie Mac Gold Pool 2% 4/1/2051	114,417	93,024
Freddie Mac Gold Pool 2% 4/1/2052	944,374	770,166
Freddie Mac Gold Pool 2% 4/1/2052	181,128	148,112
Freddie Mac Gold Pool 2% 5/1/2051	1,836,044	1,492,759
Freddie Mac Gold Pool 2% 5/1/2051	189,463	154,336
Freddie Mac Gold Pool 2% 5/1/2051	170,568	138,730
Freddie Mac Gold Pool 2% 5/1/2051	79,071	64,460
Freddie Mac Gold Pool 2% 5/1/2051	42,535	34,901
Freddie Mac Gold Pool 2% 5/1/2051	20,251	16,667
Freddie Mac Gold Pool 2% 6/1/2035	35,616	33,089
Freddie Mac Gold Pool 2% 6/1/2040	27,099	23,775
Freddie Mac Gold Pool 2% 6/1/2052	138,167	112,161
Freddie Mac Gold Pool 2% 7/1/2041	1,811,582	1,584,574
Freddie Mac Gold Pool 2% 7/1/2050	21,103	17,203
Freddie Mac Gold Pool 2% 7/1/2050	12,898	10,515
Freddie Mac Gold Pool 2% 7/1/2051	23,751	19,474
Freddie Mac Gold Pool 2% 8/1/2036	38,984	35,889
Freddie Mac Gold Pool 2% 8/1/2051	150,506	122,554
Freddie Mac Gold Pool 2% 8/1/2051	51,961	42,181
Freddie Mac Gold Pool 2% 8/1/2052	206,185	167,184
Freddie Mac Gold Pool 2% 9/1/2050	1,541,374	1,255,111
Freddie Mac Gold Pool 2% 9/1/2050	34,702	28,257
Freddie Mac Gold Pool 2% 9/1/2051	378,782	311,394
Freddie Mac Gold Pool 2.5% 1/1/2031	18,710	18,169
Freddie Mac Gold Pool 2.5% 1/1/2035	21,302	20,206
Freddie Mac Gold Pool 2.5% 1/1/2040	59,220	53,605
Freddie Mac Gold Pool 2.5% 1/1/2042	458,511	408,966
Freddie Mac Gold Pool 2.5% 1/1/2051	23,186	19,984
Freddie Mac Gold Pool 2.5% 1/1/2052	1,295,116	1,106,116
Freddie Mac Gold Pool 2.5% 1/1/2052	599,554	512,996
Freddie Mac Gold Pool 2.5% 10/1/2029	12,064	11,786
Freddie Mac Gold Pool 2.5% 10/1/2029	6,930	6,769
Freddie Mac Gold Pool 2.5% 10/1/2032	55,126	53,075
Freddie Mac Gold Pool 2.5% 10/1/2034	17,689	16,811
Freddie Mac Gold Pool 2.5% 10/1/2041	224,022	200,181
Freddie Mac Gold Pool 2.5% 10/1/2049	33,144	28,369
Freddie Mac Gold Pool 2.5% 10/1/2050	2,868,449	2,471,361
Freddie Mac Gold Pool 2.5% 10/1/2051	491,183	419,810
Freddie Mac Gold Pool 2.5% 11/1/2031	145,520	140,533
Freddie Mac Gold Pool 2.5% 11/1/2034	9,338	8,875
Freddie Mac Gold Pool 2.5% 11/1/2041	1,872,787	1,679,843
Freddie Mac Gold Pool 2.5% 11/1/2041	150,636	134,922
Freddie Mac Gold Pool 2.5% 11/1/2041	105,283	94,509
Freddie Mac Gold Pool 2.5% 11/1/2049	16,989	14,542
Freddie Mac Gold Pool 2.5% 11/1/2050	2,344,037	2,012,953
Freddie Mac Gold Pool 2.5% 11/1/2050	203,304	175,287
Freddie Mac Gold Pool 2.5% 12/1/2029	15,660	15,282
Freddie Mac Gold Pool 2.5% 12/1/2032	43,580	41,881
Freddie Mac Gold Pool 2.5% 12/1/2034	5,231	4,962
Freddie Mac Gold Pool 2.5% 12/1/2049	718,780	613,662
Freddie Mac Gold Pool 2.5% 12/1/2049	66,597	56,858
Freddie Mac Gold Pool 2.5% 12/1/2050	182,496	157,233
Freddie Mac Gold Pool 2.5% 12/1/2051	383,056	327,395
Freddie Mac Gold Pool 2.5% 2/1/2030	24,883	24,263
Freddie Mac Gold Pool 2.5% 2/1/2032	8,767	8,472
Freddie Mac Gold Pool 2.5% 2/1/2033	58,332	56,096
Freddie Mac Gold Pool 2.5% 2/1/2042	353,361	316,773
Freddie Mac Gold Pool 2.5% 2/1/2050	290,170	247,734
Freddie Mac Gold Pool 2.5% 2/1/2051	455,481	388,299
Freddie Mac Gold Pool 2.5% 2/1/2051	215,431	185,608
Freddie Mac Gold Pool 2.5% 3/1/2028	20,593	20,280
Freddie Mac Gold Pool 2.5% 3/1/2032	289,443	279,373
Freddie Mac Gold Pool 2.5% 3/1/2033	7,088	6,822
Freddie Mac Gold Pool 2.5% 3/1/2035	18,667	17,683
Freddie Mac Gold Pool 2.5% 3/1/2050	575,503	491,338
Freddie Mac Gold Pool 2.5% 3/1/2051	417,058	355,544
Freddie Mac Gold Pool 2.5% 3/1/2052	25,161	21,474
Freddie Mac Gold Pool 2.5% 4/1/2031	70,234	68,073
Freddie Mac Gold Pool 2.5% 4/1/2035	18,135	17,173
Freddie Mac Gold Pool 2.5% 4/1/2040	99,064	89,477
Freddie Mac Gold Pool 2.5% 4/1/2042	96,516	86,199
Freddie Mac Gold Pool 2.5% 5/1/2041	756,185	682,238
Freddie Mac Gold Pool 2.5% 5/1/2051	207,257	178,177
Freddie Mac Gold Pool 2.5% 6/1/2030	10,791	10,506
Freddie Mac Gold Pool 2.5% 6/1/2040	175,360	158,266
Freddie Mac Gold Pool 2.5% 6/1/2041	115,111	103,407
Freddie Mac Gold Pool 2.5% 6/1/2050	172,803	147,153
Freddie Mac Gold Pool 2.5% 6/1/2050	101,463	86,466
Freddie Mac Gold Pool 2.5% 6/1/2050	82,191	70,042
Freddie Mac Gold Pool 2.5% 7/1/2030	194,538	189,316
Freddie Mac Gold Pool 2.5% 7/1/2031	4,393	4,254
Freddie Mac Gold Pool 2.5% 7/1/2035	53,437	50,603
Freddie Mac Gold Pool 2.5% 7/1/2040	25,807	23,265
Freddie Mac Gold Pool 2.5% 8/1/2031	59,653	57,743
Freddie Mac Gold Pool 2.5% 8/1/2031	7,391	7,154
Freddie Mac Gold Pool 2.5% 8/1/2035	620,570	587,661
Freddie Mac Gold Pool 2.5% 8/1/2041	88,640	79,669
Freddie Mac Gold Pool 2.5% 8/1/2050	909,216	780,509
Freddie Mac Gold Pool 2.5% 8/1/2050	219,793	189,366
Freddie Mac Gold Pool 2.5% 9/1/2031	40,037	38,723
Freddie Mac Gold Pool 2.5% 9/1/2035	612,133	579,671
Freddie Mac Gold Pool 2.5% 9/1/2041	190,967	171,472
Freddie Mac Gold Pool 3% 1/1/2027	1,618	1,604
Freddie Mac Gold Pool 3% 1/1/2028	1,313	1,300
Freddie Mac Gold Pool 3% 1/1/2031	1,174	1,153
Freddie Mac Gold Pool 3% 1/1/2033	9,429	9,166
Freddie Mac Gold Pool 3% 1/1/2034	17,995	17,483
Freddie Mac Gold Pool 3% 1/1/2040	27,300	25,589
Freddie Mac Gold Pool 3% 1/1/2043	37,041	34,189
Freddie Mac Gold Pool 3% 1/1/2043	23,377	21,634
Freddie Mac Gold Pool 3% 1/1/2043	5,157	4,748
Freddie Mac Gold Pool 3% 1/1/2044	73,405	67,598
Freddie Mac Gold Pool 3% 1/1/2045	35,174	32,108
Freddie Mac Gold Pool 3% 1/1/2047	1,506,856	1,361,413
Freddie Mac Gold Pool 3% 1/1/2048	31,284	28,157
Freddie Mac Gold Pool 3% 1/1/2051	64,611	57,432
Freddie Mac Gold Pool 3% 1/1/2052	348,215	309,009
Freddie Mac Gold Pool 3% 1/1/2052	290,487	257,871
Freddie Mac Gold Pool 3% 1/1/2052	131,759	116,924
Freddie Mac Gold Pool 3% 1/1/2052	34,119	30,288
Freddie Mac Gold Pool 3% 10/1/2026	793	786
Freddie Mac Gold Pool 3% 10/1/2027	883	874
Freddie Mac Gold Pool 3% 10/1/2028	27,653	27,307
Freddie Mac Gold Pool 3% 10/1/2028	21,364	21,096
Freddie Mac Gold Pool 3% 10/1/2028	3,279	3,234
Freddie Mac Gold Pool 3% 10/1/2028	2,612	2,586
Freddie Mac Gold Pool 3% 10/1/2028	346	343
Freddie Mac Gold Pool 3% 10/1/2029	3,986	3,922
Freddie Mac Gold Pool 3% 10/1/2029	2,780	2,736
Freddie Mac Gold Pool 3% 10/1/2030	16,645	16,330
Freddie Mac Gold Pool 3% 10/1/2030	7,535	7,381
Freddie Mac Gold Pool 3% 10/1/2030	4,896	4,798
Freddie Mac Gold Pool 3% 10/1/2032	3,601	3,510
Freddie Mac Gold Pool 3% 10/1/2039	8,997	8,532
Freddie Mac Gold Pool 3% 10/1/2039	8,909	8,367
Freddie Mac Gold Pool 3% 10/1/2042	34,580	31,888
Freddie Mac Gold Pool 3% 10/1/2042	20,523	18,909
Freddie Mac Gold Pool 3% 10/1/2042	3,686	3,403
Freddie Mac Gold Pool 3% 10/1/2043	34,157	31,505
Freddie Mac Gold Pool 3% 10/1/2047	40,394	36,394
Freddie Mac Gold Pool 3% 10/1/2048	19,490	17,464
Freddie Mac Gold Pool 3% 10/1/2049	315,305	280,962
Freddie Mac Gold Pool 3% 10/1/2050	311,712	277,370
Freddie Mac Gold Pool 3% 10/1/2051	63,390	56,253
Freddie Mac Gold Pool 3% 11/1/2030	40,185	39,616
Freddie Mac Gold Pool 3% 11/1/2032	9,259	9,036
Freddie Mac Gold Pool 3% 11/1/2032	3,895	3,795
Freddie Mac Gold Pool 3% 11/1/2042	27,806	25,991
Freddie Mac Gold Pool 3% 11/1/2042	7,436	6,837
Freddie Mac Gold Pool 3% 11/1/2042	6,959	6,439
Freddie Mac Gold Pool 3% 11/1/2042	4,870	4,502
Freddie Mac Gold Pool 3% 11/1/2048	68,476	61,360
Freddie Mac Gold Pool 3% 11/1/2050	75,935	67,450
Freddie Mac Gold Pool 3% 11/1/2051	260,872	231,500
Freddie Mac Gold Pool 3% 12/1/2029	42,624	41,914
Freddie Mac Gold Pool 3% 12/1/2030	29,839	29,218
Freddie Mac Gold Pool 3% 12/1/2032	25,954	25,271
Freddie Mac Gold Pool 3% 12/1/2032	21,449	20,907
Freddie Mac Gold Pool 3% 12/1/2032	20,901	20,362
Freddie Mac Gold Pool 3% 12/1/2032	5,171	5,032
Freddie Mac Gold Pool 3% 12/1/2042	716,687	663,869
Freddie Mac Gold Pool 3% 12/1/2042	4,854	4,478
Freddie Mac Gold Pool 3% 12/1/2044	5,587	5,075
Freddie Mac Gold Pool 3% 12/1/2046	470,700	426,739
Freddie Mac Gold Pool 3% 12/1/2047	8,763	7,887
Freddie Mac Gold Pool 3% 12/1/2050	621,992	552,495
Freddie Mac Gold Pool 3% 2/1/2027	1,117	1,107
Freddie Mac Gold Pool 3% 2/1/2030	3,540	3,479
Freddie Mac Gold Pool 3% 2/1/2030	3,078	3,025
Freddie Mac Gold Pool 3% 2/1/2030	2,281	2,246
Freddie Mac Gold Pool 3% 2/1/2033	60,943	59,371
Freddie Mac Gold Pool 3% 2/1/2033	28,180	27,608
Freddie Mac Gold Pool 3% 2/1/2038	21,009	20,008
Freddie Mac Gold Pool 3% 2/1/2040	176,032	164,285
Freddie Mac Gold Pool 3% 2/1/2043	65,077	60,349
Freddie Mac Gold Pool 3% 2/1/2043	37,498	34,523
Freddie Mac Gold Pool 3% 2/1/2043	28,107	26,023
Freddie Mac Gold Pool 3% 2/1/2043	17,028	15,768
Freddie Mac Gold Pool 3% 2/1/2043	12,810	11,901
Freddie Mac Gold Pool 3% 2/1/2043	10,802	9,978
Freddie Mac Gold Pool 3% 2/1/2043	6,102	5,652
Freddie Mac Gold Pool 3% 2/1/2043	5,115	4,725
Freddie Mac Gold Pool 3% 2/1/2047	139,156	125,594
Freddie Mac Gold Pool 3% 2/1/2047	134,136	121,063
Freddie Mac Gold Pool 3% 2/1/2049	10,678	9,565
Freddie Mac Gold Pool 3% 3/1/2027	4,120	4,083
Freddie Mac Gold Pool 3% 3/1/2027	1,121	1,111
Freddie Mac Gold Pool 3% 3/1/2032	89,941	87,805
Freddie Mac Gold Pool 3% 3/1/2033	17,817	17,348
Freddie Mac Gold Pool 3% 3/1/2033	4,997	4,868
Freddie Mac Gold Pool 3% 3/1/2040	101,483	94,711
Freddie Mac Gold Pool 3% 3/1/2040	9,720	9,071
Freddie Mac Gold Pool 3% 3/1/2043	18,556	17,207
Freddie Mac Gold Pool 3% 3/1/2043	17,825	16,464
Freddie Mac Gold Pool 3% 3/1/2043	11,450	10,546
Freddie Mac Gold Pool 3% 3/1/2043	3,339	3,078
Freddie Mac Gold Pool 3% 3/1/2045	29,882	27,293
Freddie Mac Gold Pool 3% 3/1/2045	29,250	26,628
Freddie Mac Gold Pool 3% 3/1/2045	16,977	15,491
Freddie Mac Gold Pool 3% 3/1/2047	309,043	278,924
Freddie Mac Gold Pool 3% 3/1/2048	6,890	6,193
Freddie Mac Gold Pool 3% 3/1/2050	572,148	509,651
Freddie Mac Gold Pool 3% 3/1/2052	176,795	156,944
Freddie Mac Gold Pool 3% 4/1/2027	1,332	1,320
Freddie Mac Gold Pool 3% 4/1/2027	434	430
Freddie Mac Gold Pool 3% 4/1/2028	3,458	3,419
Freddie Mac Gold Pool 3% 4/1/2030	4,006	3,935
Freddie Mac Gold Pool 3% 4/1/2033	8,399	8,176
Freddie Mac Gold Pool 3% 4/1/2034	43,800	42,438
Freddie Mac Gold Pool 3% 4/1/2039	14,100	13,260
Freddie Mac Gold Pool 3% 4/1/2040	18,764	17,512
Freddie Mac Gold Pool 3% 4/1/2043	62,953	58,041
Freddie Mac Gold Pool 3% 4/1/2045	21,564	19,663
Freddie Mac Gold Pool 3% 4/1/2046	8,347	7,585
Freddie Mac Gold Pool 3% 4/1/2046	6,917	6,286
Freddie Mac Gold Pool 3% 4/1/2047	8,982	8,107
Freddie Mac Gold Pool 3% 4/1/2050	576,613	513,267
Freddie Mac Gold Pool 3% 4/1/2051	122,318	107,580
Freddie Mac Gold Pool 3% 5/1/2028	1,344	1,329
Freddie Mac Gold Pool 3% 5/1/2029	679	671
Freddie Mac Gold Pool 3% 5/1/2032	99,507	97,117
Freddie Mac Gold Pool 3% 5/1/2043	155,574	143,147
Freddie Mac Gold Pool 3% 5/1/2043	23,989	22,093
Freddie Mac Gold Pool 3% 5/1/2043	22,521	20,783
Freddie Mac Gold Pool 3% 5/1/2043	12,999	11,964
Freddie Mac Gold Pool 3% 5/1/2043	7,830	7,179
Freddie Mac Gold Pool 3% 5/1/2043	6,980	6,448
Freddie Mac Gold Pool 3% 5/1/2045	51,940	47,345
Freddie Mac Gold Pool 3% 5/1/2045	4,525	4,133
Freddie Mac Gold Pool 3% 5/1/2046	124,915	113,521
Freddie Mac Gold Pool 3% 5/1/2046	19,991	18,168
Freddie Mac Gold Pool 3% 5/1/2048	22,162	19,900
Freddie Mac Gold Pool 3% 5/1/2051	260,664	231,458
Freddie Mac Gold Pool 3% 5/1/2051	21,937	19,479
Freddie Mac Gold Pool 3% 5/1/2052	965,100	857,945
Freddie Mac Gold Pool 3% 6/1/2027	932	923
Freddie Mac Gold Pool 3% 6/1/2028	3,062	3,027
Freddie Mac Gold Pool 3% 6/1/2028	1,465	1,447
Freddie Mac Gold Pool 3% 6/1/2030	20,803	20,421
Freddie Mac Gold Pool 3% 6/1/2031	8,054	7,885
Freddie Mac Gold Pool 3% 6/1/2043	79,847	73,639
Freddie Mac Gold Pool 3% 6/1/2043	13,924	12,836
Freddie Mac Gold Pool 3% 6/1/2043	13,840	12,819
Freddie Mac Gold Pool 3% 6/1/2043	9,666	8,913
Freddie Mac Gold Pool 3% 6/1/2043	9,450	8,696
Freddie Mac Gold Pool 3% 6/1/2043	6,460	5,942
Freddie Mac Gold Pool 3% 6/1/2045	138,813	126,491
Freddie Mac Gold Pool 3% 6/1/2045	14,830	13,591
Freddie Mac Gold Pool 3% 6/1/2045	5,554	5,091
Freddie Mac Gold Pool 3% 6/1/2046	123,897	112,597
Freddie Mac Gold Pool 3% 6/1/2052	572,122	507,884
Freddie Mac Gold Pool 3% 7/1/2029	13,146	12,954
Freddie Mac Gold Pool 3% 7/1/2032	43,158	42,240
Freddie Mac Gold Pool 3% 7/1/2032	14,227	13,874
Freddie Mac Gold Pool 3% 7/1/2042	44,292	40,945
Freddie Mac Gold Pool 3% 7/1/2043	311,634	286,677
Freddie Mac Gold Pool 3% 7/1/2043	17,933	16,513
Freddie Mac Gold Pool 3% 7/1/2043	17,576	16,234
Freddie Mac Gold Pool 3% 7/1/2043	15,650	14,408
Freddie Mac Gold Pool 3% 7/1/2043	8,008	7,342
Freddie Mac Gold Pool 3% 7/1/2043	5,992	5,522
Freddie Mac Gold Pool 3% 7/1/2045	221,116	201,397
Freddie Mac Gold Pool 3% 7/1/2045	10,315	9,419
Freddie Mac Gold Pool 3% 7/1/2045	4,746	4,330
Freddie Mac Gold Pool 3% 7/1/2048	16,082	14,441
Freddie Mac Gold Pool 3% 8/1/2028	1,753	1,730
Freddie Mac Gold Pool 3% 8/1/2030	34,303	33,672
Freddie Mac Gold Pool 3% 8/1/2032	71,616	69,839
Freddie Mac Gold Pool 3% 8/1/2042	3,004	2,777
Freddie Mac Gold Pool 3% 8/1/2043	8,818	8,103
Freddie Mac Gold Pool 3% 8/1/2045	7,404	6,753
Freddie Mac Gold Pool 3% 8/1/2047	5,055	4,555
Freddie Mac Gold Pool 3% 9/1/2028	2,530	2,499
Freddie Mac Gold Pool 3% 9/1/2028	1,172	1,157
Freddie Mac Gold Pool 3% 9/1/2029	2,303	2,263
Freddie Mac Gold Pool 3% 9/1/2030	20,012	19,634
Freddie Mac Gold Pool 3% 9/1/2032	11,447	11,143
Freddie Mac Gold Pool 3% 9/1/2042	6,100	5,636
Freddie Mac Gold Pool 3% 9/1/2043	32,268	29,659
Freddie Mac Gold Pool 3% 9/1/2043	8,554	7,838
Freddie Mac Gold Pool 3% 9/1/2043	7,688	7,068
Freddie Mac Gold Pool 3% 9/1/2043	5,945	5,474
Freddie Mac Gold Pool 3% 9/1/2043	3,713	3,405
Freddie Mac Gold Pool 3% 9/1/2046	112,001	102,796
Freddie Mac Gold Pool 3% 9/1/2049	9,721	8,735
Freddie Mac Gold Pool 3% 9/1/2050	68,843	61,280
Freddie Mac Gold Pool 3% 9/1/2051	233,090	206,682
Freddie Mac Gold Pool 3.5% 1/1/2029	1,918	1,905
Freddie Mac Gold Pool 3.5% 1/1/2031	3,452	3,413
Freddie Mac Gold Pool 3.5% 1/1/2044	258,332	245,143
Freddie Mac Gold Pool 3.5% 1/1/2044	45,420	43,149
Freddie Mac Gold Pool 3.5% 1/1/2045	15,076	14,236
Freddie Mac Gold Pool 3.5% 1/1/2046	7,338	6,871
Freddie Mac Gold Pool 3.5% 10/1/2033	53,987	53,069
Freddie Mac Gold Pool 3.5% 10/1/2040	4,356	4,106
Freddie Mac Gold Pool 3.5% 10/1/2042	25,962	24,664
Freddie Mac Gold Pool 3.5% 10/1/2042	8,510	8,075
Freddie Mac Gold Pool 3.5% 10/1/2042	4,621	4,394
Freddie Mac Gold Pool 3.5% 10/1/2045	140,495	131,553
Freddie Mac Gold Pool 3.5% 10/1/2047	9,017	8,404
Freddie Mac Gold Pool 3.5% 10/1/2047	8,916	8,360
Freddie Mac Gold Pool 3.5% 10/1/2049	421,098	391,428
Freddie Mac Gold Pool 3.5% 11/1/2033	4,394	4,305
Freddie Mac Gold Pool 3.5% 11/1/2040	9,098	8,576
Freddie Mac Gold Pool 3.5% 11/1/2044	9,908	9,339
Freddie Mac Gold Pool 3.5% 11/1/2045	213,578	200,519
Freddie Mac Gold Pool 3.5% 11/1/2047	59,707	55,985
Freddie Mac Gold Pool 3.5% 11/1/2047	5,928	5,525
Freddie Mac Gold Pool 3.5% 11/1/2048	5,744	5,337
Freddie Mac Gold Pool 3.5% 12/1/2033	37,518	36,819
Freddie Mac Gold Pool 3.5% 12/1/2040	8,794	8,289
Freddie Mac Gold Pool 3.5% 12/1/2042	6,169	5,852
Freddie Mac Gold Pool 3.5% 12/1/2042	4,034	3,830
Freddie Mac Gold Pool 3.5% 12/1/2044	48,798	46,384
Freddie Mac Gold Pool 3.5% 12/1/2045	69,399	64,982
Freddie Mac Gold Pool 3.5% 12/1/2046	16,445	15,383
Freddie Mac Gold Pool 3.5% 12/1/2047	88,926	82,877
Freddie Mac Gold Pool 3.5% 12/1/2047	34,863	32,492
Freddie Mac Gold Pool 3.5% 12/1/2047	13,677	12,824
Freddie Mac Gold Pool 3.5% 2/1/2034	993,352	975,281
Freddie Mac Gold Pool 3.5% 2/1/2034	49,755	48,583
Freddie Mac Gold Pool 3.5% 2/1/2042	94,966	90,365
Freddie Mac Gold Pool 3.5% 2/1/2043	387,605	368,021
Freddie Mac Gold Pool 3.5% 2/1/2043	45,263	42,744
Freddie Mac Gold Pool 3.5% 2/1/2043	22,697	21,600
Freddie Mac Gold Pool 3.5% 2/1/2043	8,469	8,089
Freddie Mac Gold Pool 3.5% 2/1/2043	4,949	4,707
Freddie Mac Gold Pool 3.5% 2/1/2044	32,930	31,215
Freddie Mac Gold Pool 3.5% 2/1/2044	20,991	19,926
Freddie Mac Gold Pool 3.5% 2/1/2045	181,914	171,305
Freddie Mac Gold Pool 3.5% 2/1/2045	33,966	31,953
Freddie Mac Gold Pool 3.5% 2/1/2052	132,421	122,222
Freddie Mac Gold Pool 3.5% 3/1/2032	93,977	92,562
Freddie Mac Gold Pool 3.5% 3/1/2032	2,732	2,695
Freddie Mac Gold Pool 3.5% 3/1/2045	37,548	35,334
Freddie Mac Gold Pool 3.5% 3/1/2045	12,718	11,981
Freddie Mac Gold Pool 3.5% 3/1/2045	3,239	3,058
Freddie Mac Gold Pool 3.5% 3/1/2046	241,235	225,882
Freddie Mac Gold Pool 3.5% 3/1/2050	1,421,390	1,327,904
Freddie Mac Gold Pool 3.5% 3/1/2050	15,401	14,219
Freddie Mac Gold Pool 3.5% 3/1/2052	176,526	162,489
Freddie Mac Gold Pool 3.5% 4/1/2028	3,595	3,574
Freddie Mac Gold Pool 3.5% 4/1/2033	5,394	5,309
Freddie Mac Gold Pool 3.5% 4/1/2034	3,494	3,429
Freddie Mac Gold Pool 3.5% 4/1/2040	10,785	10,302
Freddie Mac Gold Pool 3.5% 4/1/2042	177,160	168,594
Freddie Mac Gold Pool 3.5% 4/1/2042	9,485	9,033
Freddie Mac Gold Pool 3.5% 4/1/2042	3,922	3,731
Freddie Mac Gold Pool 3.5% 4/1/2043	171,845	163,018
Freddie Mac Gold Pool 3.5% 4/1/2043	37,256	35,354
Freddie Mac Gold Pool 3.5% 4/1/2043	17,666	16,781
Freddie Mac Gold Pool 3.5% 4/1/2046	160,920	150,628
Freddie Mac Gold Pool 3.5% 4/1/2046	101,464	95,133
Freddie Mac Gold Pool 3.5% 4/1/2046	55,846	52,327
Freddie Mac Gold Pool 3.5% 4/1/2052	404,047	374,947
Freddie Mac Gold Pool 3.5% 5/1/2032	17,343	17,134
Freddie Mac Gold Pool 3.5% 5/1/2034	43,672	42,804
Freddie Mac Gold Pool 3.5% 5/1/2039	6,565	6,312
Freddie Mac Gold Pool 3.5% 5/1/2040	21,137	20,204
Freddie Mac Gold Pool 3.5% 5/1/2042	6,235	5,907
Freddie Mac Gold Pool 3.5% 5/1/2043	66,182	62,650
Freddie Mac Gold Pool 3.5% 5/1/2043	65,390	61,858
Freddie Mac Gold Pool 3.5% 5/1/2043	7,321	6,936
Freddie Mac Gold Pool 3.5% 5/1/2043	7,080	6,696
Freddie Mac Gold Pool 3.5% 5/1/2045	140,501	132,222
Freddie Mac Gold Pool 3.5% 5/1/2045	87,127	81,952
Freddie Mac Gold Pool 3.5% 5/1/2046	90,332	84,752
Freddie Mac Gold Pool 3.5% 5/1/2046	64,937	60,885
Freddie Mac Gold Pool 3.5% 5/1/2046	8,468	7,927
Freddie Mac Gold Pool 3.5% 5/1/2048	3,534	3,290
Freddie Mac Gold Pool 3.5% 6/1/2032	446,579	439,624
Freddie Mac Gold Pool 3.5% 6/1/2038	3,571	3,458
Freddie Mac Gold Pool 3.5% 6/1/2039	59,026	56,749
Freddie Mac Gold Pool 3.5% 6/1/2040	18,291	17,508
Freddie Mac Gold Pool 3.5% 6/1/2045	169,091	159,245
Freddie Mac Gold Pool 3.5% 6/1/2045	27,482	25,944
Freddie Mac Gold Pool 3.5% 6/1/2048	2,723	2,534
Freddie Mac Gold Pool 3.5% 7/1/2029	21,119	20,975
Freddie Mac Gold Pool 3.5% 7/1/2032	21,716	21,401
Freddie Mac Gold Pool 3.5% 7/1/2034	4,760	4,665
Freddie Mac Gold Pool 3.5% 7/1/2039	10,671	10,260
Freddie Mac Gold Pool 3.5% 7/1/2040	1,734	1,654
Freddie Mac Gold Pool 3.5% 7/1/2042	493,003	468,142
Freddie Mac Gold Pool 3.5% 7/1/2042	12,964	12,337
Freddie Mac Gold Pool 3.5% 7/1/2045	253,538	238,337
Freddie Mac Gold Pool 3.5% 7/1/2046	888,601	837,654
Freddie Mac Gold Pool 3.5% 7/1/2047	145,471	136,585
Freddie Mac Gold Pool 3.5% 7/1/2051	304,542	280,515
Freddie Mac Gold Pool 3.5% 8/1/2032	44,028	43,390
Freddie Mac Gold Pool 3.5% 8/1/2034	73,616	71,994
Freddie Mac Gold Pool 3.5% 8/1/2034	33,833	33,159
Freddie Mac Gold Pool 3.5% 8/1/2039	18,524	17,769
Freddie Mac Gold Pool 3.5% 8/1/2040	11,854	11,322
Freddie Mac Gold Pool 3.5% 8/1/2042	75,081	71,345
Freddie Mac Gold Pool 3.5% 8/1/2042	6,822	6,468
Freddie Mac Gold Pool 3.5% 8/1/2042	2,047	1,947
Freddie Mac Gold Pool 3.5% 8/1/2043	26,386	24,978
Freddie Mac Gold Pool 3.5% 8/1/2043	9,173	8,687
Freddie Mac Gold Pool 3.5% 8/1/2043	3,010	2,839
Freddie Mac Gold Pool 3.5% 8/1/2045	130,221	122,335
Freddie Mac Gold Pool 3.5% 8/1/2045	2,899	2,726
Freddie Mac Gold Pool 3.5% 8/1/2046	275,527	257,733
Freddie Mac Gold Pool 3.5% 8/1/2047	223,864	210,190
Freddie Mac Gold Pool 3.5% 8/1/2047	25,983	24,396
Freddie Mac Gold Pool 3.5% 8/1/2047	17,807	16,719
Freddie Mac Gold Pool 3.5% 8/1/2047	4,923	4,596
Freddie Mac Gold Pool 3.5% 9/1/2033	12,904	12,685
Freddie Mac Gold Pool 3.5% 9/1/2040	9,473	8,882
Freddie Mac Gold Pool 3.5% 9/1/2042	624,169	592,247
Freddie Mac Gold Pool 3.5% 9/1/2042	546,199	518,367
Freddie Mac Gold Pool 3.5% 9/1/2043	28,616	27,119
Freddie Mac Gold Pool 3.5% 9/1/2043	12,456	11,762
Freddie Mac Gold Pool 3.5% 9/1/2043	8,361	7,893
Freddie Mac Gold Pool 3.5% 9/1/2045	60,006	56,387
Freddie Mac Gold Pool 3.5% 9/1/2045	2,545	2,390
Freddie Mac Gold Pool 3.5% 9/1/2046	55,786	52,184
Freddie Mac Gold Pool 3.5% 9/1/2046	38,642	36,344
Freddie Mac Gold Pool 3.5% 9/1/2047	204,824	192,172
Freddie Mac Gold Pool 3.5% 9/1/2047	5,966	5,602
Freddie Mac Gold Pool 3.5% 9/1/2047	5,571	5,231
Freddie Mac Gold Pool 4% 1/1/2039	6,352	6,256
Freddie Mac Gold Pool 4% 1/1/2049	25,987	24,880
Freddie Mac Gold Pool 4% 1/1/2049	20,053	19,180
Freddie Mac Gold Pool 4% 1/1/2052	25,342	24,049
Freddie Mac Gold Pool 4% 10/1/2033	2,342	2,344
Freddie Mac Gold Pool 4% 10/1/2034	8,114	8,118
Freddie Mac Gold Pool 4% 10/1/2041	80,175	78,345
Freddie Mac Gold Pool 4% 10/1/2048	11,973	11,464
Freddie Mac Gold Pool 4% 10/1/2051	13,741	13,044
Freddie Mac Gold Pool 4% 11/1/2043	47,032	45,831
Freddie Mac Gold Pool 4% 12/1/2038	40,991	40,373
Freddie Mac Gold Pool 4% 12/1/2049	5,809	5,530
Freddie Mac Gold Pool 4% 12/1/2049	4,954	4,728
Freddie Mac Gold Pool 4% 2/1/2043	2,303	2,240
Freddie Mac Gold Pool 4% 2/1/2045	70,040	68,033
Freddie Mac Gold Pool 4% 2/1/2049	22,011	21,074
Freddie Mac Gold Pool 4% 3/1/2049	75,049	71,783
Freddie Mac Gold Pool 4% 3/1/2049	6,519	6,235
Freddie Mac Gold Pool 4% 3/1/2049	3,224	3,083
Freddie Mac Gold Pool 4% 4/1/2035	36,567	36,460
Freddie Mac Gold Pool 4% 4/1/2043	3,725	3,633
Freddie Mac Gold Pool 4% 4/1/2046	24,342	23,502
Freddie Mac Gold Pool 4% 4/1/2049	10,678	10,214
Freddie Mac Gold Pool 4% 4/1/2050	10,047	9,585
Freddie Mac Gold Pool 4% 4/1/2052	18,237	17,483
Freddie Mac Gold Pool 4% 5/1/2037	284,517	281,444
Freddie Mac Gold Pool 4% 5/1/2048	167,779	160,948
Freddie Mac Gold Pool 4% 5/1/2048	112,828	108,372
Freddie Mac Gold Pool 4% 5/1/2049	5,183	4,957
Freddie Mac Gold Pool 4% 5/1/2049	3,767	3,603
Freddie Mac Gold Pool 4% 5/1/2050	60,937	58,113
Freddie Mac Gold Pool 4% 5/1/2051	8,261	7,809
Freddie Mac Gold Pool 4% 5/1/2053	1,263,136	1,201,054
Freddie Mac Gold Pool 4% 6/1/2044	2,835	2,788
Freddie Mac Gold Pool 4% 6/1/2049	5,722	5,473
Freddie Mac Gold Pool 4% 7/1/2048	10,564	10,124
Freddie Mac Gold Pool 4% 7/1/2049	11,160	10,664
Freddie Mac Gold Pool 4% 7/1/2049	6,893	6,586
Freddie Mac Gold Pool 4% 8/1/2033	3,255	3,260
Freddie Mac Gold Pool 4% 8/1/2048	12,761	12,229
Freddie Mac Gold Pool 4% 8/1/2049	297,513	284,285
Freddie Mac Gold Pool 4% 8/1/2049	78,440	74,952
Freddie Mac Gold Pool 4% 9/1/2041	8,620	8,427
Freddie Mac Gold Pool 4% 9/1/2048	20,406	19,588
Freddie Mac Gold Pool 4% 9/1/2049	38,398	36,691
Freddie Mac Gold Pool 4% 9/1/2051	14,681	14,087
Freddie Mac Gold Pool 4.5% 1/1/2041	16,178	16,226
Freddie Mac Gold Pool 4.5% 1/1/2041	3,280	3,291
Freddie Mac Gold Pool 4.5% 1/1/2042	140,408	140,807
Freddie Mac Gold Pool 4.5% 1/1/2044	40,214	40,231
Freddie Mac Gold Pool 4.5% 1/1/2049	94,045	92,632
Freddie Mac Gold Pool 4.5% 1/1/2049	28,511	28,118
Freddie Mac Gold Pool 4.5% 1/1/2049	5,218	5,139
Freddie Mac Gold Pool 4.5% 1/1/2049	2,454	2,420
Freddie Mac Gold Pool 4.5% 1/1/2053	150,510	146,649
Freddie Mac Gold Pool 4.5% 10/1/2039	3,491	3,503
Freddie Mac Gold Pool 4.5% 10/1/2040	7,479	7,497
Freddie Mac Gold Pool 4.5% 10/1/2041	74,128	74,293
Freddie Mac Gold Pool 4.5% 10/1/2041	1,825	1,831
Freddie Mac Gold Pool 4.5% 10/1/2043	11,642	11,640
Freddie Mac Gold Pool 4.5% 10/1/2048	244,996	242,846
Freddie Mac Gold Pool 4.5% 10/1/2048	12,405	12,245
Freddie Mac Gold Pool 4.5% 10/1/2048	8,194	8,078
Freddie Mac Gold Pool 4.5% 10/1/2048	4,506	4,449
Freddie Mac Gold Pool 4.5% 10/1/2049	27,054	26,613
Freddie Mac Gold Pool 4.5% 10/1/2052	515,188	501,973
Freddie Mac Gold Pool 4.5% 11/1/2039	63,057	63,261
Freddie Mac Gold Pool 4.5% 11/1/2041	42,441	42,547
Freddie Mac Gold Pool 4.5% 11/1/2044	1,079	1,076
Freddie Mac Gold Pool 4.5% 11/1/2047	20,230	20,014
Freddie Mac Gold Pool 4.5% 11/1/2047	16,076	15,899
Freddie Mac Gold Pool 4.5% 11/1/2048	2,305	2,276
Freddie Mac Gold Pool 4.5% 11/1/2049	26,519	26,071
Freddie Mac Gold Pool 4.5% 11/1/2049	3,012	2,961
Freddie Mac Gold Pool 4.5% 12/1/2040	9,076	9,104
Freddie Mac Gold Pool 4.5% 12/1/2043	38,944	38,943
Freddie Mac Gold Pool 4.5% 12/1/2044	2,335	2,328
Freddie Mac Gold Pool 4.5% 12/1/2045	9,792	9,825
Freddie Mac Gold Pool 4.5% 12/1/2046	3,333	3,304
Freddie Mac Gold Pool 4.5% 12/1/2047	72,168	71,490
Freddie Mac Gold Pool 4.5% 12/1/2048	24,528	24,267
Freddie Mac Gold Pool 4.5% 12/1/2048	15,012	14,786
Freddie Mac Gold Pool 4.5% 12/1/2048	4,543	4,475
Freddie Mac Gold Pool 4.5% 12/1/2052	607,173	591,598
Freddie Mac Gold Pool 4.5% 2/1/2041	7,953	7,969
Freddie Mac Gold Pool 4.5% 2/1/2041	6,233	6,251
Freddie Mac Gold Pool 4.5% 2/1/2041	6,228	6,245
Freddie Mac Gold Pool 4.5% 2/1/2041	4,514	4,528
Freddie Mac Gold Pool 4.5% 2/1/2041	3,821	3,834
Freddie Mac Gold Pool 4.5% 2/1/2041	2,654	2,660
Freddie Mac Gold Pool 4.5% 2/1/2044	23,309	23,308
Freddie Mac Gold Pool 4.5% 2/1/2047	15,405	15,270
Freddie Mac Gold Pool 4.5% 2/1/2047	4,689	4,643
Freddie Mac Gold Pool 4.5% 2/1/2048	4,717	4,662
Freddie Mac Gold Pool 4.5% 2/1/2049	95,448	94,014
Freddie Mac Gold Pool 4.5% 2/1/2049	5,039	4,971
Freddie Mac Gold Pool 4.5% 2/1/2049	1,692	1,669
Freddie Mac Gold Pool 4.5% 2/1/2050	6,455	6,342
Freddie Mac Gold Pool 4.5% 3/1/2041	24,569	24,638
Freddie Mac Gold Pool 4.5% 3/1/2041	5,967	5,984
Freddie Mac Gold Pool 4.5% 3/1/2041	3,452	3,462
Freddie Mac Gold Pool 4.5% 3/1/2044	23,323	23,327
Freddie Mac Gold Pool 4.5% 3/1/2044	21,018	21,021
Freddie Mac Gold Pool 4.5% 3/1/2044	14,197	14,196
Freddie Mac Gold Pool 4.5% 3/1/2044	8,599	8,597
Freddie Mac Gold Pool 4.5% 3/1/2049	81,224	79,927
Freddie Mac Gold Pool 4.5% 3/1/2049	1,025	1,010
Freddie Mac Gold Pool 4.5% 3/1/2050	21,628	21,249
Freddie Mac Gold Pool 4.5% 4/1/2041	40,119	40,229
Freddie Mac Gold Pool 4.5% 4/1/2041	10,803	10,824
Freddie Mac Gold Pool 4.5% 4/1/2041	10,567	10,593
Freddie Mac Gold Pool 4.5% 4/1/2044	16,601	16,602
Freddie Mac Gold Pool 4.5% 4/1/2044	1,863	1,864
Freddie Mac Gold Pool 4.5% 4/1/2047	11,307	11,176
Freddie Mac Gold Pool 4.5% 4/1/2048	33,286	32,952
Freddie Mac Gold Pool 4.5% 4/1/2048	13,870	13,705
Freddie Mac Gold Pool 4.5% 4/1/2048	13,207	13,074
Freddie Mac Gold Pool 4.5% 4/1/2048	12,922	12,793
Freddie Mac Gold Pool 4.5% 4/1/2048	3,893	3,848
Freddie Mac Gold Pool 4.5% 4/1/2049	25,183	24,781
Freddie Mac Gold Pool 4.5% 4/1/2049	15,273	15,029
Freddie Mac Gold Pool 4.5% 4/1/2049	2,160	2,128
Freddie Mac Gold Pool 4.5% 4/1/2050	44,791	44,006
Freddie Mac Gold Pool 4.5% 5/1/2039	38,813	38,951
Freddie Mac Gold Pool 4.5% 5/1/2041	11,516	11,542
Freddie Mac Gold Pool 4.5% 5/1/2041	11,292	11,313
Freddie Mac Gold Pool 4.5% 5/1/2044	6,132	6,136
Freddie Mac Gold Pool 4.5% 5/1/2047	40,311	39,957
Freddie Mac Gold Pool 4.5% 5/1/2047	29,940	29,678
Freddie Mac Gold Pool 4.5% 5/1/2047	13,490	13,372
Freddie Mac Gold Pool 4.5% 5/1/2048	118,202	116,795
Freddie Mac Gold Pool 4.5% 5/1/2048	26,293	26,029
Freddie Mac Gold Pool 4.5% 5/1/2049	48,597	47,822
Freddie Mac Gold Pool 4.5% 6/1/2041	12,037	12,075
Freddie Mac Gold Pool 4.5% 6/1/2041	8,757	8,776
Freddie Mac Gold Pool 4.5% 6/1/2041	7,427	7,451
Freddie Mac Gold Pool 4.5% 6/1/2041	3,549	3,564
Freddie Mac Gold Pool 4.5% 6/1/2047	58,389	57,858
Freddie Mac Gold Pool 4.5% 6/1/2047	17,440	17,320
Freddie Mac Gold Pool 4.5% 6/1/2047	9,429	9,328
Freddie Mac Gold Pool 4.5% 6/1/2048	19,967	19,736
Freddie Mac Gold Pool 4.5% 6/1/2048	5,701	5,634
Freddie Mac Gold Pool 4.5% 6/1/2049	10,037	9,877
Freddie Mac Gold Pool 4.5% 6/1/2049	8,218	8,087
Freddie Mac Gold Pool 4.5% 7/1/2030	562	564
Freddie Mac Gold Pool 4.5% 7/1/2039	24,351	24,433
Freddie Mac Gold Pool 4.5% 7/1/2041	147,229	147,416
Freddie Mac Gold Pool 4.5% 7/1/2041	17,504	17,541
Freddie Mac Gold Pool 4.5% 7/1/2047	38,416	38,006
Freddie Mac Gold Pool 4.5% 7/1/2047	31,749	31,530
Freddie Mac Gold Pool 4.5% 7/1/2047	23,789	23,573
Freddie Mac Gold Pool 4.5% 7/1/2047	13,996	13,900
Freddie Mac Gold Pool 4.5% 7/1/2047	11,844	11,665
Freddie Mac Gold Pool 4.5% 7/1/2048	3,804	3,754
Freddie Mac Gold Pool 4.5% 7/1/2049	5,796	5,704
Freddie Mac Gold Pool 4.5% 7/1/2050	8,804	8,647
Freddie Mac Gold Pool 4.5% 8/1/2039	5,016	5,033
Freddie Mac Gold Pool 4.5% 8/1/2040	1,033	1,036
Freddie Mac Gold Pool 4.5% 8/1/2041	12,460	12,494
Freddie Mac Gold Pool 4.5% 8/1/2041	937	940
Freddie Mac Gold Pool 4.5% 8/1/2047	103,853	102,747
Freddie Mac Gold Pool 4.5% 8/1/2048	67,149	66,350
Freddie Mac Gold Pool 4.5% 8/1/2049	5,109	5,025
Freddie Mac Gold Pool 4.5% 8/1/2055	420,787	408,810
Freddie Mac Gold Pool 4.5% 9/1/2041	95,262	95,515
Freddie Mac Gold Pool 4.5% 9/1/2041	17,302	17,350
Freddie Mac Gold Pool 4.5% 9/1/2046	3,988	3,955
Freddie Mac Gold Pool 4.5% 9/1/2047	13,932	13,784
Freddie Mac Gold Pool 4.5% 9/1/2047	9,485	9,384
Freddie Mac Gold Pool 4.5% 9/1/2048	63,353	62,599
Freddie Mac Gold Pool 4.5% 9/1/2048	36,077	35,614
Freddie Mac Gold Pool 4.5% 9/1/2049	6,341	6,238
Freddie Mac Gold Pool 4.5% 9/1/2050	10,656	10,466
Freddie Mac Gold Pool 5% 1/1/2039	287	293
Freddie Mac Gold Pool 5% 1/1/2040	13,820	14,095
Freddie Mac Gold Pool 5% 1/1/2049	13,541	13,704
Freddie Mac Gold Pool 5% 1/1/2049	3,352	3,392
Freddie Mac Gold Pool 5% 1/1/2053	606,607	608,605
Freddie Mac Gold Pool 5% 10/1/2038	541	552
Freddie Mac Gold Pool 5% 10/1/2048	5,843	5,913
Freddie Mac Gold Pool 5% 10/1/2048	3,466	3,508
Freddie Mac Gold Pool 5% 11/1/2038	1,302	1,327
Freddie Mac Gold Pool 5% 11/1/2038	1,046	1,067
Freddie Mac Gold Pool 5% 11/1/2048	13,172	13,331
Freddie Mac Gold Pool 5% 11/1/2052	1,385,696	1,392,426
Freddie Mac Gold Pool 5% 11/1/2052	414,184	417,360
Freddie Mac Gold Pool 5% 12/1/2036	1,550	1,579
Freddie Mac Gold Pool 5% 12/1/2038	12,214	12,448
Freddie Mac Gold Pool 5% 12/1/2038	372	379
Freddie Mac Gold Pool 5% 12/1/2048	37,517	37,969
Freddie Mac Gold Pool 5% 12/1/2048	19,349	19,582
Freddie Mac Gold Pool 5% 12/1/2052	1,821,785	1,830,063
Freddie Mac Gold Pool 5% 12/1/2052	1,659,966	1,665,434
Freddie Mac Gold Pool 5% 12/1/2052	177,462	178,047
Freddie Mac Gold Pool 5% 2/1/2037	819	835
Freddie Mac Gold Pool 5% 2/1/2038	17,100	17,398
Freddie Mac Gold Pool 5% 2/1/2038	3,174	3,236
Freddie Mac Gold Pool 5% 2/1/2038	295	300
Freddie Mac Gold Pool 5% 2/1/2039	11,722	11,954
Freddie Mac Gold Pool 5% 2/1/2039	338	344
Freddie Mac Gold Pool 5% 2/1/2049	62,584	63,378
Freddie Mac Gold Pool 5% 2/1/2049	8,813	8,914
Freddie Mac Gold Pool 5% 2/1/2049	6,456	6,530
Freddie Mac Gold Pool 5% 2/1/2050	13,389	13,517
Freddie Mac Gold Pool 5% 3/1/2038	1,218	1,241
Freddie Mac Gold Pool 5% 3/1/2039	438	446
Freddie Mac Gold Pool 5% 4/1/2038	6,215	6,335
Freddie Mac Gold Pool 5% 4/1/2038	5,073	5,173
Freddie Mac Gold Pool 5% 4/1/2038	407	415
Freddie Mac Gold Pool 5% 4/1/2040	23,416	23,893
Freddie Mac Gold Pool 5% 4/1/2049	9,210	9,315
Freddie Mac Gold Pool 5% 5/1/2028	421	425
Freddie Mac Gold Pool 5% 5/1/2035	13,681	13,929
Freddie Mac Gold Pool 5% 5/1/2040	2,250	2,295
Freddie Mac Gold Pool 5% 5/1/2050	56,028	56,493
Freddie Mac Gold Pool 5% 6/1/2037	274	279
Freddie Mac Gold Pool 5% 6/1/2038	8,465	8,630
Freddie Mac Gold Pool 5% 6/1/2038	1,940	1,978
Freddie Mac Gold Pool 5% 6/1/2038	665	678
Freddie Mac Gold Pool 5% 6/1/2040	8,123	8,288
Freddie Mac Gold Pool 5% 6/1/2041	38,760	39,554
Freddie Mac Gold Pool 5% 6/1/2052	171,696	173,067
Freddie Mac Gold Pool 5% 7/1/2040	5,770	5,883
Freddie Mac Gold Pool 5% 7/1/2048	16,555	16,459
Freddie Mac Gold Pool 5% 7/1/2048	14,099	14,017
Freddie Mac Gold Pool 5% 8/1/2037	612	624
Freddie Mac Gold Pool 5% 8/1/2038	1,550	1,580
Freddie Mac Gold Pool 5% 8/1/2038	1,114	1,136
Freddie Mac Gold Pool 5% 8/1/2040	37,468	38,228
Freddie Mac Gold Pool 5% 8/1/2040	24,838	25,328
Freddie Mac Gold Pool 5% 8/1/2040	1,345	1,372
Freddie Mac Gold Pool 5% 8/1/2048	28,396	28,773
Freddie Mac Gold Pool 5% 8/1/2049	3,519	3,552
Freddie Mac Gold Pool 5% 9/1/2038	25,864	26,366
Freddie Mac Gold Pool 5% 9/1/2039	22,894	23,338
Freddie Mac Gold Pool 5% 9/1/2039	17,121	17,456
Freddie Mac Gold Pool 5% 9/1/2039	539	550
Freddie Mac Gold Pool 5% 9/1/2049	11,174	11,280
Freddie Mac Gold Pool 5.5% 1/1/2036	4,094	4,255
Freddie Mac Gold Pool 5.5% 1/1/2037	552	575
Freddie Mac Gold Pool 5.5% 1/1/2037	412	428
Freddie Mac Gold Pool 5.5% 1/1/2038	1,787	1,860
Freddie Mac Gold Pool 5.5% 1/1/2038	668	694
Freddie Mac Gold Pool 5.5% 1/1/2039	8,555	8,865
Freddie Mac Gold Pool 5.5% 1/1/2039	804	836
Freddie Mac Gold Pool 5.5% 1/1/2041	1,573	1,638
Freddie Mac Gold Pool 5.5% 10/1/2033	253	262
Freddie Mac Gold Pool 5.5% 10/1/2035	1,874	1,948
Freddie Mac Gold Pool 5.5% 10/1/2054	510,530	520,084
Freddie Mac Gold Pool 5.5% 11/1/2028	276	281
Freddie Mac Gold Pool 5.5% 11/1/2037	1,513	1,573
Freddie Mac Gold Pool 5.5% 11/1/2038	306	319
Freddie Mac Gold Pool 5.5% 11/1/2054	477,150	488,315
Freddie Mac Gold Pool 5.5% 12/1/2037	120	125
Freddie Mac Gold Pool 5.5% 12/1/2039	3,949	4,112
Freddie Mac Gold Pool 5.5% 2/1/2038	336	349
Freddie Mac Gold Pool 5.5% 2/1/2039	437	455
Freddie Mac Gold Pool 5.5% 2/1/2054	426,576	431,493
Freddie Mac Gold Pool 5.5% 3/1/2034	18,236	18,858
Freddie Mac Gold Pool 5.5% 3/1/2037	156	162
Freddie Mac Gold Pool 5.5% 3/1/2038	616	642
Freddie Mac Gold Pool 5.5% 3/1/2039	38,404	39,962
Freddie Mac Gold Pool 5.5% 3/1/2039	1,100	1,143
Freddie Mac Gold Pool 5.5% 3/1/2053 (i)(j)	1,571,468	1,610,206
Freddie Mac Gold Pool 5.5% 4/1/2027	14	13
Freddie Mac Gold Pool 5.5% 4/1/2038	3,475	3,618
Freddie Mac Gold Pool 5.5% 4/1/2038	609	633
Freddie Mac Gold Pool 5.5% 4/1/2038	297	309
Freddie Mac Gold Pool 5.5% 4/1/2038	253	263
Freddie Mac Gold Pool 5.5% 4/1/2039	2,804	2,919
Freddie Mac Gold Pool 5.5% 4/1/2040	9,430	9,801
Freddie Mac Gold Pool 5.5% 5/1/2028	134	136
Freddie Mac Gold Pool 5.5% 5/1/2036	313	326
Freddie Mac Gold Pool 5.5% 5/1/2037	11,010	11,431
Freddie Mac Gold Pool 5.5% 5/1/2037	317	329
Freddie Mac Gold Pool 5.5% 5/1/2037	91	94
Freddie Mac Gold Pool 5.5% 5/1/2038	5,908	6,152
Freddie Mac Gold Pool 5.5% 5/1/2038	264	275
Freddie Mac Gold Pool 5.5% 5/1/2038	249	258
Freddie Mac Gold Pool 5.5% 5/1/2038	236	246
Freddie Mac Gold Pool 5.5% 5/1/2053	909,725	926,464
Freddie Mac Gold Pool 5.5% 6/1/2027	277	280
Freddie Mac Gold Pool 5.5% 6/1/2038	2,964	3,085
Freddie Mac Gold Pool 5.5% 6/1/2038	665	692
Freddie Mac Gold Pool 5.5% 6/1/2038	455	473
Freddie Mac Gold Pool 5.5% 6/1/2038	359	373
Freddie Mac Gold Pool 5.5% 6/1/2041	19,859	20,561
Freddie Mac Gold Pool 5.5% 6/1/2041	13,047	13,567
Freddie Mac Gold Pool 5.5% 6/1/2041	6,348	6,591
Freddie Mac Gold Pool 5.5% 6/1/2049	101,480	104,996
Freddie Mac Gold Pool 5.5% 7/1/2028	147	149
Freddie Mac Gold Pool 5.5% 7/1/2035	11,530	11,920
Freddie Mac Gold Pool 5.5% 7/1/2036	5,595	5,821
Freddie Mac Gold Pool 5.5% 7/1/2038	308	320
Freddie Mac Gold Pool 5.5% 7/1/2038	189	197
Freddie Mac Gold Pool 5.5% 8/1/2038	679	705
Freddie Mac Gold Pool 5.5% 8/1/2038	456	475
Freddie Mac Gold Pool 5.5% 8/1/2038	283	295
Freddie Mac Gold Pool 5.5% 8/1/2039	4,746	4,938
Freddie Mac Gold Pool 5.5% 8/1/2040	1,183	1,231
Freddie Mac Gold Pool 5.5% 9/1/2038	4,187	4,360
Freddie Mac Gold Pool 5.5% 9/1/2038	589	613
Freddie Mac Gold Pool 5.5% 9/1/2038	292	303
Freddie Mac Gold Pool 5.5% 9/1/2040	19,097	19,879
Freddie Mac Gold Pool 6% 11/1/2053	248,892	256,753
Freddie Mac Gold Pool 6% 12/1/2052	169,680	175,676
Freddie Mac Gold Pool 6% 2/1/2055	406,147	422,021
Freddie Mac Gold Pool 6% 4/1/2032	18,410	19,095
Freddie Mac Gold Pool 6% 4/1/2054	1,182,824	1,226,465
Freddie Mac Gold Pool 6% 5/1/2033	3,968	4,101
Freddie Mac Gold Pool 6% 5/1/2054	1,186,362	1,232,729
Freddie Mac Gold Pool 6% 7/1/2037	674	711
Freddie Mac Gold Pool 6% 7/1/2039	2,662,487	2,750,288
Freddie Mac Gold Pool 6% 8/1/2037	7,775	8,191
Freddie Mac Gold Pool 6% 8/1/2055	1,842,292	1,913,288
Freddie Mac Gold Pool 6.5% 1/1/2054	1,394,361	1,460,503
Freddie Mac Gold Pool 6.5% 1/1/2054	529,166	555,027
Freddie Mac Gold Pool 6.5% 10/1/2037	361	386
Freddie Mac Gold Pool 6.5% 10/1/2053	398,969	417,894
Freddie Mac Gold Pool 6.5% 11/1/2036	183	195
Freddie Mac Gold Pool 6.5% 12/1/2037	308	329
Freddie Mac Gold Pool 6.5% 12/1/2053	199,066	209,035
Freddie Mac Gold Pool 6.5% 6/1/2054	1,366,430	1,435,517
Freddie Mac Gold Pool 6.5% 6/1/2054	257,636	271,246
Freddie Mac Gold Pool 6.5% 9/1/2037	213	225
Freddie Mac Gold Pool 6.5% 9/1/2053	313,035	328,862
Freddie Mac Gold Pool 6.5% 9/1/2054	2,521,678	2,658,828
Freddie Mac Gold Pool 6.5% 9/1/2054	306,704	322,906
Freddie Mac Gold Pool 7.5% 1/1/2027	13	12
Freddie Mac Gold Pool 7.5% 10/1/2027	3	2
Freddie Mac Gold Pool 7.5% 11/1/2029	237	247
Freddie Mac Gold Pool 7.5% 2/1/2028	11	10
Freddie Mac Gold Pool 7.5% 8/1/2026	2	1
Freddie Mac Gold Pool 7.5% 9/1/2031	483	511
Freddie Mac Gold Pool 8% 5/1/2027	6	5
Freddie Mac Gold Pool 8.5% 1/1/2028	16	17
Freddie Mac Gold Pool 8.5% 5/1/2027	3	2
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	520,330	539,081
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	259,005	272,384
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	233,295	245,509
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	74,281	78,494
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.224% 3/1/2036 (c)(d)	3,698	3,764
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.716% 9/1/2041 (c)(d)	2,731	2,849
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (c)(d)	354	369
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.887%, 6.618% 9/1/2037 (c)(d)	1,397	1,446
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (c)(d)	1,413	1,474
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (c)(d)	4,907	5,123
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.777% 5/1/2041 (c)(d)	3,497	3,652
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.837% 5/1/2041 (c)(d)	5,114	5,341
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (c)(d)	49	50
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.16%, 6.785% 11/1/2035 (c)(d)	267	276
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 1.699%, 6.022% 3/1/2036 (c)(d)	28,157	28,521
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.233%, 6.502% 12/1/2035 (c)(d)	11,277	11,512
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 6.496% 1/1/2035 (c)(d)	395	403
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.25%, 6.432% 3/1/2035 (c)(d)	6,242	6,375
Freddie Mac Non Gold Pool 4.5% 9/1/2040	23,722	23,781
Freddie Mac Non Gold Pool 5% 8/1/2053	432,630	432,568
Freddie Mac Non Gold Pool 5% 9/1/2040	3,975	4,056
Freddie Mac Non Gold Pool 5.5% 8/1/2053	838,148	855,143
Freddie Mac Non Gold Pool 5.5% 8/1/2053	523,286	533,896
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.305% 4/1/2035 (c)(d)	3,029	3,083
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.645%, 8.27% 10/1/2035 (c)(d)	35	36
Freddie Mac Non Gold Pool 6% 6/1/2053	577,034	597,242
Freddie Mac Non Gold Pool 6% 6/1/2053	561,867	579,964
Freddie Mac Non Gold Pool 6% 7/1/2053	509,069	526,897
Freddie Mac Non Gold Pool 6% 9/1/2053	478,390	493,499
Freddie Mac Non Gold Pool 6.5% 1/1/2055	495,043	518,758
Freddie Mac Non Gold Pool 6.5% 1/1/2055	309,175	326,207
Freddie Mac Non Gold Pool 6.5% 11/1/2054	137,004	144,466
Freddie Mac Non Gold Pool 6.5% 2/1/2055	354,726	374,268
Ginnie Mae I Pool 2.5% 1/20/2052	664,126	567,038
Ginnie Mae I Pool 2.5% 12/20/2051	1,035,149	883,498
Ginnie Mae I Pool 2.5% 12/20/2051	548,357	468,193
Ginnie Mae I Pool 2.5% 8/20/2051	3,886,877	3,318,658
Ginnie Mae I Pool 2.5% 8/20/2051	1,017,468	868,726
Ginnie Mae I Pool 2.5% 9/20/2051	1,208,432	1,031,772
Ginnie Mae I Pool 2.5% 9/20/2051	1,004,956	858,042
Ginnie Mae I Pool 3% 1/15/2043	6,018	5,516
Ginnie Mae I Pool 3% 10/20/2042	349,351	322,257
Ginnie Mae I Pool 3% 12/20/2042	248,213	228,317
Ginnie Mae I Pool 3% 2/15/2045	7,923	7,203
Ginnie Mae I Pool 3% 2/15/2045	3,626	3,294
Ginnie Mae I Pool 3% 2/20/2046	5,960	5,406
Ginnie Mae I Pool 3% 3/15/2045	19,465	17,665
Ginnie Mae I Pool 3% 3/15/2045	9,658	8,756
Ginnie Mae I Pool 3% 3/15/2045	8,909	8,113
Ginnie Mae I Pool 3% 3/15/2045	7,477	6,788
Ginnie Mae I Pool 3% 3/15/2045	6,826	6,225
Ginnie Mae I Pool 3% 3/15/2045	4,593	4,173
Ginnie Mae I Pool 3% 3/15/2045	2,920	2,648
Ginnie Mae I Pool 3% 3/15/2045	2,535	2,313
Ginnie Mae I Pool 3% 3/15/2045	1,671	1,545
Ginnie Mae I Pool 3% 3/20/2043	161,226	148,370
Ginnie Mae I Pool 3% 3/20/2043	66,276	61,036
Ginnie Mae I Pool 3% 5/15/2045	4,999	4,540
Ginnie Mae I Pool 3% 6/15/2043	50,173	45,919
Ginnie Mae I Pool 3% 6/15/2043	9,240	8,423
Ginnie Mae I Pool 3% 6/15/2043	8,096	7,426
Ginnie Mae I Pool 3% 6/15/2045	5,055	4,621
Ginnie Mae I Pool 3% 7/15/2042	2,290	2,122
Ginnie Mae I Pool 3% 7/15/2043	13,580	12,433
Ginnie Mae I Pool 3% 7/15/2045	12,227	11,056
Ginnie Mae I Pool 3% 7/15/2045	5,948	5,380
Ginnie Mae I Pool 3% 7/15/2045	5,596	5,072
Ginnie Mae I Pool 3% 7/15/2045	2,487	2,251
Ginnie Mae I Pool 3% 7/15/2045	2,156	1,950
Ginnie Mae I Pool 3.5% 1/15/2041	11,503	10,912
Ginnie Mae I Pool 3.5% 1/15/2041	2,012	1,905
Ginnie Mae I Pool 3.5% 1/15/2041	1,558	1,482
Ginnie Mae I Pool 3.5% 1/15/2042	4,921	4,633
Ginnie Mae I Pool 3.5% 1/20/2050	76,405	70,077
Ginnie Mae I Pool 3.5% 1/20/2050	38,984	35,853
Ginnie Mae I Pool 3.5% 1/20/2050	37,991	34,940
Ginnie Mae I Pool 3.5% 1/20/2050	10,907	10,003
Ginnie Mae I Pool 3.5% 11/15/2041	14,358	13,554
Ginnie Mae I Pool 3.5% 11/15/2042	42,569	40,134
Ginnie Mae I Pool 3.5% 12/15/2040	2,104	1,994
Ginnie Mae I Pool 3.5% 12/20/2049	9,671	8,891
Ginnie Mae I Pool 3.5% 12/20/2049	4,413	4,047
Ginnie Mae I Pool 3.5% 12/20/2049	3,424	3,149
Ginnie Mae I Pool 3.5% 12/20/2049	1,023	939
Ginnie Mae I Pool 3.5% 2/15/2041	20,782	19,647
Ginnie Mae I Pool 3.5% 2/15/2042	18,929	17,860
Ginnie Mae I Pool 3.5% 2/15/2042	10,947	10,330
Ginnie Mae I Pool 3.5% 2/15/2042	6,071	5,737
Ginnie Mae I Pool 3.5% 2/15/2042	2,523	2,376
Ginnie Mae I Pool 3.5% 2/15/2043	7,012	6,599
Ginnie Mae I Pool 3.5% 2/15/2043	4,241	3,982
Ginnie Mae I Pool 3.5% 3/15/2042	3,573	3,382
Ginnie Mae I Pool 3.5% 3/15/2042	1,409	1,331
Ginnie Mae I Pool 3.5% 3/15/2043	20,654	19,375
Ginnie Mae I Pool 3.5% 4/15/2042	3,072	2,900
Ginnie Mae I Pool 3.5% 5/15/2042	49,713	46,975
Ginnie Mae I Pool 3.5% 5/15/2042	33,477	31,625
Ginnie Mae I Pool 3.5% 5/15/2042	13,423	12,645
Ginnie Mae I Pool 3.5% 5/15/2042	7,776	7,338
Ginnie Mae I Pool 3.5% 5/15/2042	1,770	1,671
Ginnie Mae I Pool 3.5% 5/15/2043	10,918	10,296
Ginnie Mae I Pool 3.5% 5/15/2043	7,604	7,141
Ginnie Mae I Pool 3.5% 5/15/2043	3,781	3,555
Ginnie Mae I Pool 3.5% 5/15/2043	2,506	2,357
Ginnie Mae I Pool 3.5% 6/15/2042	11,963	11,301
Ginnie Mae I Pool 3.5% 6/15/2043	12,643	11,882
Ginnie Mae I Pool 3.5% 6/15/2043	3,805	3,586
Ginnie Mae I Pool 3.5% 6/20/2042	62,530	59,232
Ginnie Mae I Pool 3.5% 7/15/2042	25,746	24,279
Ginnie Mae I Pool 3.5% 7/15/2043	30,405	28,495
Ginnie Mae I Pool 3.5% 8/15/2042	82,653	77,905
Ginnie Mae I Pool 3.5% 8/15/2042	23,138	21,836
Ginnie Mae I Pool 3.5% 8/15/2042	1,130	1,065
Ginnie Mae I Pool 3.5% 9/15/2041	3,215	3,045
Ginnie Mae I Pool 3.5% 9/15/2043	767	729
Ginnie Mae I Pool 3.5% 9/20/2052	2,711,824	2,482,350
Ginnie Mae I Pool 4% 1/15/2041	29,226	28,362
Ginnie Mae I Pool 4% 1/15/2041	14,483	14,057
Ginnie Mae I Pool 4% 10/15/2040	19,540	18,975
Ginnie Mae I Pool 4% 10/15/2040	4,780	4,644
Ginnie Mae I Pool 4% 10/15/2041	51,434	49,882
Ginnie Mae I Pool 4% 10/15/2041	41,588	40,287
Ginnie Mae I Pool 4% 10/15/2041	32,482	31,452
Ginnie Mae I Pool 4% 10/15/2041	28,492	27,641
Ginnie Mae I Pool 4% 10/15/2041	9,361	9,093
Ginnie Mae I Pool 4% 10/15/2041	5,912	5,731
Ginnie Mae I Pool 4% 10/15/2041	4,924	4,777
Ginnie Mae I Pool 4% 10/15/2041	4,416	4,285
Ginnie Mae I Pool 4% 11/15/2040	11,800	11,437
Ginnie Mae I Pool 4% 11/15/2040	7,011	6,804
Ginnie Mae I Pool 4% 11/15/2040	2,389	2,318
Ginnie Mae I Pool 4% 11/15/2041	12,792	12,404
Ginnie Mae I Pool 4% 12/15/2040	1,339	1,300
Ginnie Mae I Pool 4% 12/15/2040	989	962
Ginnie Mae I Pool 4% 12/15/2041	28,129	27,254
Ginnie Mae I Pool 4% 12/15/2041	15,818	15,326
Ginnie Mae I Pool 4% 12/15/2041	6,070	5,889
Ginnie Mae I Pool 4% 12/15/2041	4,080	3,952
Ginnie Mae I Pool 4% 2/15/2041	5,112	4,964
Ginnie Mae I Pool 4% 3/15/2040	15,632	15,217
Ginnie Mae I Pool 4% 3/15/2041	5,944	5,773
Ginnie Mae I Pool 4% 3/15/2042	6,541	6,334
Ginnie Mae I Pool 4% 3/15/2044	1,944	1,883
Ginnie Mae I Pool 4% 3/20/2047	227,047	218,495
Ginnie Mae I Pool 4% 4/15/2040	7,824	7,600
Ginnie Mae I Pool 4% 4/15/2045	5,049	4,868
Ginnie Mae I Pool 4% 4/15/2046	172,514	166,145
Ginnie Mae I Pool 4% 4/20/2047	64,348	61,261
Ginnie Mae I Pool 4% 4/20/2047	60,970	58,045
Ginnie Mae I Pool 4% 4/20/2048	54,087	51,475
Ginnie Mae I Pool 4% 4/20/2048	49,564	47,171
Ginnie Mae I Pool 4% 5/15/2040	10,058	9,762
Ginnie Mae I Pool 4% 6/15/2039	22,268	21,664
Ginnie Mae I Pool 4% 6/15/2045	40,380	38,922
Ginnie Mae I Pool 4% 7/15/2040	5,732	5,574
Ginnie Mae I Pool 4% 7/15/2041	17,527	16,966
Ginnie Mae I Pool 4% 7/15/2041	3,625	3,515
Ginnie Mae I Pool 4% 8/15/2041	54,112	52,462
Ginnie Mae I Pool 4% 8/15/2041	5,233	5,076
Ginnie Mae I Pool 4% 9/15/2040	2,517	2,445
Ginnie Mae I Pool 4% 9/15/2041	5,986	5,802
Ginnie Mae I Pool 4% 9/15/2041	5,086	4,933
Ginnie Mae I Pool 4% 9/15/2041	4,404	4,275
Ginnie Mae I Pool 4.5% 2/15/2039	3,018	3,013
Ginnie Mae I Pool 4.5% 2/15/2040	4,631	4,622
Ginnie Mae I Pool 4.5% 3/15/2041	91,074	90,803
Ginnie Mae I Pool 4.5% 3/15/2041	69,663	69,509
Ginnie Mae I Pool 4.5% 3/15/2041	46,986	46,886
Ginnie Mae I Pool 4.5% 3/15/2041	1,045	1,043
Ginnie Mae I Pool 4.5% 4/15/2041	9,500	9,475
Ginnie Mae I Pool 4.5% 4/20/2053	693,990	677,195
Ginnie Mae I Pool 4.5% 5/15/2039	1,489	1,486
Ginnie Mae I Pool 4.5% 5/15/2040	9,197	9,167
Ginnie Mae I Pool 4.5% 6/15/2040	29,105	29,043
Ginnie Mae I Pool 4.5% 6/15/2040	13,116	13,089
Ginnie Mae I Pool 4.5% 6/15/2040	8,906	8,888
Ginnie Mae I Pool 4.5% 6/15/2040	2,199	2,196
Ginnie Mae I Pool 4.5% 7/15/2040	20,189	20,147
Ginnie Mae I Pool 4.5% 7/15/2040	10,698	10,675
Ginnie Mae I Pool 4.5% 7/15/2040	8,001	7,983
Ginnie Mae I Pool 4.5% 7/15/2040	2,469	2,463
Ginnie Mae I Pool 4.5% 7/15/2040	918	916
Ginnie Mae I Pool 4.5% 7/20/2041	107,016	106,792
Ginnie Mae I Pool 4.5% 8/15/2039	15,515	15,488
Ginnie Mae I Pool 4.5% 8/15/2040	5,757	5,745
Ginnie Mae I Pool 4.5% 8/15/2040	1,240	1,239
Ginnie Mae I Pool 4.5% 9/15/2040	1,156	1,153
Ginnie Mae I Pool 5% 10/15/2039	4,622	4,699
Ginnie Mae I Pool 5% 10/15/2039	1,997	2,030
Ginnie Mae I Pool 5% 11/15/2039	8,351	8,493
Ginnie Mae I Pool 5% 11/15/2040	4,196	4,266
Ginnie Mae I Pool 5% 11/15/2040	1,697	1,726
Ginnie Mae I Pool 5% 12/15/2039	5,800	5,897
Ginnie Mae I Pool 5% 2/20/2041	2,364	2,404
Ginnie Mae I Pool 5% 3/15/2039	2,676	2,720
Ginnie Mae I Pool 5% 3/15/2044	12,861	13,075
Ginnie Mae I Pool 5% 4/15/2039	9,386	9,541
Ginnie Mae I Pool 5% 4/15/2039	2,426	2,466
Ginnie Mae I Pool 5% 4/15/2040	3,804	3,868
Ginnie Mae I Pool 5% 4/15/2041	813	827
Ginnie Mae I Pool 5% 4/20/2048	140,657	143,495
Ginnie Mae I Pool 5% 5/15/2039	10,756	10,937
Ginnie Mae I Pool 5% 5/15/2039	4,391	4,464
Ginnie Mae I Pool 5% 5/15/2040	4,853	4,934
Ginnie Mae I Pool 5% 5/15/2040	2,056	2,090
Ginnie Mae I Pool 5% 6/15/2040	6,062	6,163
Ginnie Mae I Pool 5% 6/15/2040	3,121	3,173
Ginnie Mae I Pool 5% 7/15/2040	22,602	22,982
Ginnie Mae I Pool 5% 7/15/2040	22,107	22,486
Ginnie Mae I Pool 5% 7/15/2040	17,233	17,523
Ginnie Mae I Pool 5% 7/15/2040	13,184	13,405
Ginnie Mae I Pool 5% 7/15/2040	13,103	13,323
Ginnie Mae I Pool 5% 7/15/2040	11,807	12,008
Ginnie Mae I Pool 5% 7/15/2040	11,089	11,273
Ginnie Mae I Pool 5% 7/15/2040	5,183	5,272
Ginnie Mae I Pool 5% 7/15/2040	5,163	5,250
Ginnie Mae I Pool 5% 7/15/2040	3,930	3,997
Ginnie Mae I Pool 5% 7/15/2040	3,787	3,851
Ginnie Mae I Pool 5% 7/15/2040	3,167	3,221
Ginnie Mae I Pool 5% 7/20/2041	1,877	1,909
Ginnie Mae I Pool 5% 8/15/2039	11,914	12,112
Ginnie Mae I Pool 5% 8/15/2039	7,715	7,843
Ginnie Mae I Pool 5% 8/15/2039	5,054	5,139
Ginnie Mae I Pool 5% 8/15/2039	4,358	4,430
Ginnie Mae I Pool 5% 8/15/2039	1,319	1,341
Ginnie Mae I Pool 5% 8/15/2040	9,120	9,273
Ginnie Mae I Pool 5% 8/15/2040	7,542	7,669
Ginnie Mae I Pool 5% 9/15/2039	16,966	17,246
Ginnie Mae I Pool 5% 9/15/2039	15,138	15,386
Ginnie Mae I Pool 5% 9/15/2039	6,173	6,277
Ginnie Mae I Pool 5% 9/15/2039	6,108	6,212
Ginnie Mae I Pool 5% 9/15/2039	3,550	3,609
Ginnie Mae I Pool 5% 9/15/2040	5,050	5,135
Ginnie Mae I Pool 5% 9/15/2040	3,366	3,422
Ginnie Mae I Pool 5% 9/15/2041	66,549	67,657
Ginnie Mae I Pool 5.5% 1/15/2038	907	933
Ginnie Mae I Pool 5.5% 10/15/2035	11,445	11,734
Ginnie Mae I Pool 5.5% 10/15/2038	387	398
Ginnie Mae I Pool 5.5% 11/15/2038	3,899	4,013
Ginnie Mae I Pool 5.5% 11/15/2038	1,633	1,681
Ginnie Mae I Pool 5.5% 11/15/2038	216	222
Ginnie Mae I Pool 5.5% 12/15/2038	9,997	10,279
Ginnie Mae I Pool 5.5% 12/20/2041	3,978	4,115
Ginnie Mae I Pool 5.5% 2/15/2038	860	885
Ginnie Mae I Pool 5.5% 2/15/2039	7,375	7,595
Ginnie Mae I Pool 5.5% 2/15/2039	1,798	1,852
Ginnie Mae I Pool 5.5% 3/15/2039	20,569	21,167
Ginnie Mae I Pool 5.5% 3/15/2039	5,325	5,481
Ginnie Mae I Pool 5.5% 3/20/2054	1,042,948	1,062,054
Ginnie Mae I Pool 5.5% 4/15/2039	7,010	7,220
Ginnie Mae I Pool 5.5% 4/15/2041	823	847
Ginnie Mae I Pool 5.5% 5/15/2039	9,582	9,868
Ginnie Mae I Pool 5.5% 5/15/2039	3,979	4,099
Ginnie Mae I Pool 5.5% 5/20/2045	10,594	10,950
Ginnie Mae I Pool 5.5% 6/15/2038	1,264	1,301
Ginnie Mae I Pool 5.5% 6/15/2038	193	199
Ginnie Mae I Pool 5.5% 8/15/2039	3,392	3,494
Ginnie Mae I Pool 5.5% 9/15/2034	325	333
Ginnie Mae I Pool 5.5% 9/15/2038	583	600
Ginnie Mae I Pool 5.5% 9/15/2039	14,999	15,451
Ginnie Mae I Pool 6% 1/15/2038	2,120	2,205
Ginnie Mae I Pool 6% 1/15/2038	491	512
Ginnie Mae I Pool 6% 10/15/2039	912	954
Ginnie Mae I Pool 6% 11/15/2034	7,947	8,210
Ginnie Mae I Pool 6% 11/15/2039	2,608	2,728
Ginnie Mae I Pool 6% 11/15/2039	2,474	2,581
Ginnie Mae I Pool 6% 11/15/2039	991	1,036
Ginnie Mae I Pool 6% 12/15/2040	2,288	2,385
Ginnie Mae I Pool 6% 6/15/2036	15,675	16,262
Ginnie Mae I Pool 6% 8/15/2037	508	530
Ginnie Mae I Pool 6.5% 1/15/2039	6,600	6,930
Ginnie Mae I Pool 6.5% 11/15/2035	986	1,031
Ginnie Mae I Pool 6.5% 2/15/2038	1,471	1,540
Ginnie Mae I Pool 6.5% 4/15/2035	1,274	1,329
Ginnie Mae I Pool 6.5% 9/15/2035	2,872	2,989
Ginnie Mae I Pool 7% 1/15/2028	166	168
Ginnie Mae I Pool 7% 10/15/2031	760	784
Ginnie Mae I Pool 7% 12/15/2028	50	51
Ginnie Mae I Pool 7% 12/15/2030	1,195	1,232
Ginnie Mae I Pool 7% 2/15/2028	685	693
Ginnie Mae I Pool 7% 2/15/2032	2,568	2,654
Ginnie Mae I Pool 7% 2/15/2032	76	78
Ginnie Mae I Pool 7% 3/15/2028	42	43
Ginnie Mae I Pool 7% 3/15/2029	339	347
Ginnie Mae I Pool 7% 3/15/2032	1,359	1,399
Ginnie Mae I Pool 7% 3/15/2032	916	943
Ginnie Mae I Pool 7% 4/15/2028	102	103
Ginnie Mae I Pool 7% 4/15/2029	282	288
Ginnie Mae I Pool 7% 4/15/2029	139	142
Ginnie Mae I Pool 7% 4/15/2031	194	199
Ginnie Mae I Pool 7% 4/15/2032	3,581	3,715
Ginnie Mae I Pool 7% 4/15/2032	393	407
Ginnie Mae I Pool 7% 4/15/2032	244	252
Ginnie Mae I Pool 7% 5/15/2029	223	228
Ginnie Mae I Pool 7% 6/15/2028	413	415
Ginnie Mae I Pool 7% 6/15/2028	126	128
Ginnie Mae I Pool 7% 6/15/2032	1,047	1,086
Ginnie Mae I Pool 7% 6/15/2032	377	389
Ginnie Mae I Pool 7% 6/15/2032	31	32
Ginnie Mae I Pool 7% 6/15/2032	29	30
Ginnie Mae I Pool 7% 7/15/2028	77	77
Ginnie Mae I Pool 7% 7/15/2031	570	589
Ginnie Mae I Pool 7% 7/15/2031	229	235
Ginnie Mae I Pool 7% 7/15/2031	126	131
Ginnie Mae I Pool 7% 7/15/2032	136	141
Ginnie Mae I Pool 7% 8/15/2031	434	439
Ginnie Mae I Pool 7% 8/15/2031	355	367
Ginnie Mae I Pool 7% 8/15/2031	35	36
Ginnie Mae I Pool 7% 9/15/2031	386	397
Ginnie Mae I Pool 7.5% 10/15/2027	36	36
Ginnie Mae I Pool 7.5% 10/15/2027	4	3
Ginnie Mae I Pool 7.5% 10/15/2028	669	685
Ginnie Mae I Pool 7.5% 12/15/2027	133	136
Ginnie Mae I Pool 7.5% 2/15/2027	18	17
Ginnie Mae I Pool 7.5% 3/15/2028	427	435
Ginnie Mae I Pool 7.5% 4/15/2027	151	152
Ginnie Mae I Pool 7.5% 4/15/2027	134	136
Ginnie Mae I Pool 7.5% 4/15/2027	60	61
Ginnie Mae I Pool 7.5% 4/15/2027	23	23
Ginnie Mae I Pool 7.5% 4/15/2027	18	17
Ginnie Mae I Pool 7.5% 4/15/2027	13	13
Ginnie Mae I Pool 7.5% 4/15/2027	6	5
Ginnie Mae I Pool 7.5% 6/15/2027	48	48
Ginnie Mae I Pool 7.5% 8/15/2028	55	55
Ginnie Mae I Pool 8% 3/15/2030	235	242
Ginnie Mae I Pool 8% 5/15/2030	122	126
Ginnie Mae I Pool 8% 9/15/2030	243	250
Ginnie Mae II Pool 1.5% 12/20/2051	45,030	35,717
Ginnie Mae II Pool 1.5% 3/20/2051	20,895	16,574
Ginnie Mae II Pool 1.5% 4/20/2051	63,206	50,133
Ginnie Mae II Pool 1.5% 5/20/2051	120,507	95,583
Ginnie Mae II Pool 2% 10/1/2055 (e)	48,775,000	40,340,648
Ginnie Mae II Pool 2% 11/1/2055 (e)	8,175,000	6,762,945
Ginnie Mae II Pool 2.5% 1/20/2047	31,602	27,700
Ginnie Mae II Pool 2.5% 1/20/2051	619,348	533,838
Ginnie Mae II Pool 2.5% 10/1/2055 (e)	8,475,000	7,295,261
Ginnie Mae II Pool 2.5% 10/20/2043	6,025	5,389
Ginnie Mae II Pool 2.5% 10/20/2050	1,500,648	1,293,462
Ginnie Mae II Pool 2.5% 10/20/2051	190,440	164,087
Ginnie Mae II Pool 2.5% 11/20/2046	18,528	16,259
Ginnie Mae II Pool 2.5% 11/20/2050	48,892	42,142
Ginnie Mae II Pool 2.5% 11/20/2051	411,668	354,702
Ginnie Mae II Pool 2.5% 12/20/2046	13,293	11,657
Ginnie Mae II Pool 2.5% 12/20/2047	8,143	7,108
Ginnie Mae II Pool 2.5% 12/20/2049	6,342	5,475
Ginnie Mae II Pool 2.5% 12/20/2050	840,319	724,039
Ginnie Mae II Pool 2.5% 12/20/2051	1,441,892	1,242,368
Ginnie Mae II Pool 2.5% 2/20/2047	14,860	13,024
Ginnie Mae II Pool 2.5% 2/20/2050	559,486	482,941
Ginnie Mae II Pool 2.5% 2/20/2051	115,209	99,231
Ginnie Mae II Pool 2.5% 3/20/2050	470,662	406,269
Ginnie Mae II Pool 2.5% 3/20/2051	200,687	172,854
Ginnie Mae II Pool 2.5% 4/20/2045	4,711	4,164
Ginnie Mae II Pool 2.5% 4/20/2050	379,871	327,899
Ginnie Mae II Pool 2.5% 5/20/2050	2,032,229	1,752,922
Ginnie Mae II Pool 2.5% 6/20/2050	239,653	206,715
Ginnie Mae II Pool 2.5% 7/20/2043	22,638	20,214
Ginnie Mae II Pool 2.5% 7/20/2046	9,107	8,019
Ginnie Mae II Pool 2.5% 7/20/2050	725,036	625,388
Ginnie Mae II Pool 2.5% 8/20/2050	384,019	331,079
Ginnie Mae II Pool 2.5% 9/20/2046	13,572	11,910
Ginnie Mae II Pool 2.5% 9/20/2049	129,879	112,759
Ginnie Mae II Pool 2.5% 9/20/2050	1,317,021	1,136,011
Ginnie Mae II Pool 3% 1/20/2044	14,100	12,969
Ginnie Mae II Pool 3% 1/20/2045	23,763	21,709
Ginnie Mae II Pool 3% 1/20/2047	193,824	175,688
Ginnie Mae II Pool 3% 1/20/2048	117,380	106,067
Ginnie Mae II Pool 3% 1/20/2051	15,569	13,937
Ginnie Mae II Pool 3% 10/1/2055 (e)	10,750,000	9,601,719
Ginnie Mae II Pool 3% 10/20/2045	21,991	20,035
Ginnie Mae II Pool 3% 10/20/2046	72,088	65,343
Ginnie Mae II Pool 3% 10/20/2047	85,220	77,113
Ginnie Mae II Pool 3% 10/20/2049	135,277	121,393
Ginnie Mae II Pool 3% 11/20/2046	668,737	606,164
Ginnie Mae II Pool 3% 11/20/2047	61,867	55,904
Ginnie Mae II Pool 3% 12/20/2044	7,510	6,865
Ginnie Mae II Pool 3% 12/20/2045	131,169	118,977
Ginnie Mae II Pool 3% 12/20/2046	520,305	471,620
Ginnie Mae II Pool 3% 12/20/2047	242,424	219,058
Ginnie Mae II Pool 3% 2/20/2044	21,401	19,664
Ginnie Mae II Pool 3% 2/20/2045	175,447	160,282
Ginnie Mae II Pool 3% 2/20/2046	774,160	702,206
Ginnie Mae II Pool 3% 2/20/2047	175,918	159,457
Ginnie Mae II Pool 3% 2/20/2048	25,746	23,265
Ginnie Mae II Pool 3% 2/20/2051	880,671	788,360
Ginnie Mae II Pool 3% 3/20/2043	14,526	13,384
Ginnie Mae II Pool 3% 3/20/2045	2,623	2,395
Ginnie Mae II Pool 3% 3/20/2046	21,149	19,183
Ginnie Mae II Pool 3% 3/20/2047	9,050	8,203
Ginnie Mae II Pool 3% 3/20/2048	28,610	25,852
Ginnie Mae II Pool 3% 3/20/2050	326,940	292,977
Ginnie Mae II Pool 3% 3/20/2051	152,182	136,230
Ginnie Mae II Pool 3% 4/20/2043	85,670	78,905
Ginnie Mae II Pool 3% 4/20/2047	57,560	52,175
Ginnie Mae II Pool 3% 4/20/2048	23,688	21,405
Ginnie Mae II Pool 3% 4/20/2049	31,765	28,703
Ginnie Mae II Pool 3% 4/20/2051	230,103	205,768
Ginnie Mae II Pool 3% 4/20/2052	1,752,223	1,565,956
Ginnie Mae II Pool 3% 5/20/2045	74,085	67,583
Ginnie Mae II Pool 3% 5/20/2047	28,320	25,670
Ginnie Mae II Pool 3% 5/20/2051	282,442	252,466
Ginnie Mae II Pool 3% 6/20/2045	105,481	96,196
Ginnie Mae II Pool 3% 6/20/2046	80,238	72,780
Ginnie Mae II Pool 3% 6/20/2051	733,275	655,497
Ginnie Mae II Pool 3% 7/20/2042	48,751	45,002
Ginnie Mae II Pool 3% 7/20/2044	17,551	16,083
Ginnie Mae II Pool 3% 7/20/2045	100,130	91,290
Ginnie Mae II Pool 3% 7/20/2046	346,342	313,935
Ginnie Mae II Pool 3% 7/20/2049	292,741	263,429
Ginnie Mae II Pool 3% 8/20/2042	587,196	541,914
Ginnie Mae II Pool 3% 8/20/2043	5,174	4,757
Ginnie Mae II Pool 3% 8/20/2044	10,210	9,373
Ginnie Mae II Pool 3% 8/20/2045	22,715	20,702
Ginnie Mae II Pool 3% 8/20/2046	847,219	767,946
Ginnie Mae II Pool 3% 8/20/2047	26,528	24,004
Ginnie Mae II Pool 3% 8/20/2049	5,760	5,176
Ginnie Mae II Pool 3% 9/20/2043	101,972	93,727
Ginnie Mae II Pool 3% 9/20/2046	208,910	189,363
Ginnie Mae II Pool 3% 9/20/2047	174,503	157,902
Ginnie Mae II Pool 3% 9/20/2049	151,526	136,164
Ginnie Mae II Pool 3.5% 1/20/2045	96,472	90,683
Ginnie Mae II Pool 3.5% 1/20/2046	111,727	104,324
Ginnie Mae II Pool 3.5% 1/20/2048	225,558	209,626
Ginnie Mae II Pool 3.5% 1/20/2050	801,207	741,109
Ginnie Mae II Pool 3.5% 10/20/2045	97,895	91,828
Ginnie Mae II Pool 3.5% 10/20/2046	45,190	42,139
Ginnie Mae II Pool 3.5% 10/20/2047	58,277	54,197
Ginnie Mae II Pool 3.5% 10/20/2048	77,658	72,051
Ginnie Mae II Pool 3.5% 11/20/2042	229,907	217,529
Ginnie Mae II Pool 3.5% 11/20/2045	76,654	71,575
Ginnie Mae II Pool 3.5% 11/20/2047	202,660	188,345
Ginnie Mae II Pool 3.5% 12/20/2040	20,374	19,380
Ginnie Mae II Pool 3.5% 12/20/2041	78,139	74,137
Ginnie Mae II Pool 3.5% 12/20/2042	113,885	107,752
Ginnie Mae II Pool 3.5% 12/20/2043	9,193	8,671
Ginnie Mae II Pool 3.5% 12/20/2045	28,585	26,691
Ginnie Mae II Pool 3.5% 12/20/2047	42,177	39,290
Ginnie Mae II Pool 3.5% 12/20/2048	3,289	3,054
Ginnie Mae II Pool 3.5% 12/20/2049	326,427	301,941
Ginnie Mae II Pool 3.5% 12/20/2050	10,224	9,435
Ginnie Mae II Pool 3.5% 2/20/2043	143,685	135,884
Ginnie Mae II Pool 3.5% 2/20/2044	8,889	8,380
Ginnie Mae II Pool 3.5% 2/20/2045	62,288	58,551
Ginnie Mae II Pool 3.5% 2/20/2046	517,552	483,259
Ginnie Mae II Pool 3.5% 2/20/2051	226,833	209,535
Ginnie Mae II Pool 3.5% 3/20/2043	118,286	111,839
Ginnie Mae II Pool 3.5% 3/20/2046	137,288	128,192
Ginnie Mae II Pool 3.5% 3/20/2048	12,310	11,437
Ginnie Mae II Pool 3.5% 3/20/2049	718,895	666,543
Ginnie Mae II Pool 3.5% 3/20/2050	378,933	350,509
Ginnie Mae II Pool 3.5% 4/20/2042	76,197	72,229
Ginnie Mae II Pool 3.5% 4/20/2043	219,175	207,185
Ginnie Mae II Pool 3.5% 4/20/2045	66,208	62,196
Ginnie Mae II Pool 3.5% 4/20/2046	449,334	419,561
Ginnie Mae II Pool 3.5% 4/20/2047	10,337	9,629
Ginnie Mae II Pool 3.5% 4/20/2049	145,742	135,083
Ginnie Mae II Pool 3.5% 5/20/2042	222,428	210,796
Ginnie Mae II Pool 3.5% 5/20/2043	183,388	172,566
Ginnie Mae II Pool 3.5% 5/20/2045	15,821	14,856
Ginnie Mae II Pool 3.5% 5/20/2046	98,810	92,263
Ginnie Mae II Pool 3.5% 5/20/2047	809,315	753,919
Ginnie Mae II Pool 3.5% 5/20/2048	131,240	121,970
Ginnie Mae II Pool 3.5% 5/20/2051	174,846	161,075
Ginnie Mae II Pool 3.5% 6/20/2043	8,959	8,465
Ginnie Mae II Pool 3.5% 6/20/2045	87,000	81,677
Ginnie Mae II Pool 3.5% 6/20/2046	252,862	236,107
Ginnie Mae II Pool 3.5% 6/20/2047	62,311	57,988
Ginnie Mae II Pool 3.5% 6/20/2051	15,560	14,334
Ginnie Mae II Pool 3.5% 7/20/2042	81,376	77,067
Ginnie Mae II Pool 3.5% 7/20/2043	51,866	49,016
Ginnie Mae II Pool 3.5% 7/20/2045	218,779	205,354
Ginnie Mae II Pool 3.5% 7/20/2046	162,352	151,594
Ginnie Mae II Pool 3.5% 7/20/2047	176,849	164,578
Ginnie Mae II Pool 3.5% 8/20/2042	28,080	26,587
Ginnie Mae II Pool 3.5% 8/20/2043	11,106	10,489
Ginnie Mae II Pool 3.5% 8/20/2045	135,551	127,205
Ginnie Mae II Pool 3.5% 8/20/2046	89,294	83,377
Ginnie Mae II Pool 3.5% 8/20/2047	289,829	269,719
Ginnie Mae II Pool 3.5% 8/20/2048	114,353	106,240
Ginnie Mae II Pool 3.5% 8/20/2049	20,879	19,313
Ginnie Mae II Pool 3.5% 9/20/2043	255,152	240,838
Ginnie Mae II Pool 3.5% 9/20/2045	7,603	7,133
Ginnie Mae II Pool 3.5% 9/20/2046	61,610	57,451
Ginnie Mae II Pool 3.5% 9/20/2047	22,346	20,782
Ginnie Mae II Pool 3.5% 9/20/2048	20,695	19,227
Ginnie Mae II Pool 4% 1/20/2041	141,470	137,789
Ginnie Mae II Pool 4% 1/20/2042	229,714	223,368
Ginnie Mae II Pool 4% 1/20/2046	29,215	28,169
Ginnie Mae II Pool 4% 10/1/2055 (e)	4,850,000	4,560,492
Ginnie Mae II Pool 4% 10/20/2040	76,817	74,834
Ginnie Mae II Pool 4% 10/20/2044	24,471	23,668
Ginnie Mae II Pool 4% 10/20/2045	67,303	64,963
Ginnie Mae II Pool 4% 10/20/2048	254,215	243,210
Ginnie Mae II Pool 4% 11/20/2039	2,894	2,823
Ginnie Mae II Pool 4% 11/20/2040	191,521	186,534
Ginnie Mae II Pool 4% 11/20/2044	51,198	49,511
Ginnie Mae II Pool 4% 11/20/2045	28,560	27,564
Ginnie Mae II Pool 4% 12/20/2041	17,232	16,758
Ginnie Mae II Pool 4% 12/20/2045	56,172	54,162
Ginnie Mae II Pool 4% 2/20/2041	10,287	10,018
Ginnie Mae II Pool 4% 2/20/2044	2,541	2,460
Ginnie Mae II Pool 4% 2/20/2046	54,609	52,654
Ginnie Mae II Pool 4% 3/20/2045	175,977	170,202
Ginnie Mae II Pool 4% 3/20/2046	50,617	48,805
Ginnie Mae II Pool 4% 3/20/2047	34,531	33,230
Ginnie Mae II Pool 4% 4/20/2045	133,746	129,321
Ginnie Mae II Pool 4% 4/20/2046	73,539	70,907
Ginnie Mae II Pool 4% 4/20/2047	340,807	327,970
Ginnie Mae II Pool 4% 5/20/2046	192,712	185,815
Ginnie Mae II Pool 4% 6/20/2045	21,929	21,187
Ginnie Mae II Pool 4% 7/20/2043	30,940	30,049
Ginnie Mae II Pool 4% 7/20/2045	91,997	88,847
Ginnie Mae II Pool 4% 8/20/2040	3,344	3,258
Ginnie Mae II Pool 4% 8/20/2041	57,967	56,394
Ginnie Mae II Pool 4% 8/20/2043	8,143	7,896
Ginnie Mae II Pool 4% 8/20/2044	3,321	3,213
Ginnie Mae II Pool 4% 8/20/2045	172,255	166,313
Ginnie Mae II Pool 4% 9/20/2040	55,788	54,346
Ginnie Mae II Pool 4% 9/20/2041	186,201	181,124
Ginnie Mae II Pool 4% 9/20/2044	21,647	20,943
Ginnie Mae II Pool 4% 9/20/2045	32,666	31,535
Ginnie Mae II Pool 4% 9/20/2046	13,218	12,736
Ginnie Mae II Pool 4.5% 1/20/2041	10,418	10,398
Ginnie Mae II Pool 4.5% 1/20/2042	2,028	2,024
Ginnie Mae II Pool 4.5% 1/20/2045	5,047	5,027
Ginnie Mae II Pool 4.5% 1/20/2046	13,237	13,164
Ginnie Mae II Pool 4.5% 1/20/2047	56,447	56,139
Ginnie Mae II Pool 4.5% 1/20/2050	20,284	20,034
Ginnie Mae II Pool 4.5% 10/1/2055 (e)	4,525,000	4,387,994
Ginnie Mae II Pool 4.5% 10/20/2047	41,515	41,198
Ginnie Mae II Pool 4.5% 10/20/2048	76,264	75,396
Ginnie Mae II Pool 4.5% 10/20/2049	37,047	36,660
Ginnie Mae II Pool 4.5% 11/20/2033	627	627
Ginnie Mae II Pool 4.5% 11/20/2040	33,003	32,942
Ginnie Mae II Pool 4.5% 11/20/2044	5,153	5,125
Ginnie Mae II Pool 4.5% 11/20/2048	67,101	66,337
Ginnie Mae II Pool 4.5% 11/20/2054	4,161,872	4,042,942
Ginnie Mae II Pool 4.5% 12/20/2050	24,382	24,082
Ginnie Mae II Pool 4.5% 2/20/2041	13,448	13,423
Ginnie Mae II Pool 4.5% 2/20/2046	31,265	31,095
Ginnie Mae II Pool 4.5% 2/20/2050	41,416	40,906
Ginnie Mae II Pool 4.5% 3/20/2034	738	739
Ginnie Mae II Pool 4.5% 3/20/2041	33,782	33,717
Ginnie Mae II Pool 4.5% 3/20/2045	14,008	13,965
Ginnie Mae II Pool 4.5% 3/20/2046	2,738	2,727
Ginnie Mae II Pool 4.5% 3/20/2047	71,559	71,102
Ginnie Mae II Pool 4.5% 3/20/2050	58,610	57,832
Ginnie Mae II Pool 4.5% 4/20/2041	2,939	2,933
Ginnie Mae II Pool 4.5% 4/20/2045	17,484	17,430
Ginnie Mae II Pool 4.5% 4/20/2046	6,592	6,556
Ginnie Mae II Pool 4.5% 4/20/2047	32,979	32,769
Ginnie Mae II Pool 4.5% 4/20/2050	40,607	40,068
Ginnie Mae II Pool 4.5% 5/20/2034	885	886
Ginnie Mae II Pool 4.5% 5/20/2040	34,054	33,999
Ginnie Mae II Pool 4.5% 5/20/2041	296,577	295,987
Ginnie Mae II Pool 4.5% 5/20/2044	2,685	2,677
Ginnie Mae II Pool 4.5% 5/20/2045	9,331	9,280
Ginnie Mae II Pool 4.5% 5/20/2046	4,712	4,693
Ginnie Mae II Pool 4.5% 5/20/2049	70,292	69,426
Ginnie Mae II Pool 4.5% 5/20/2051	82,238	81,301
Ginnie Mae II Pool 4.5% 6/20/2045	62,181	61,946
Ginnie Mae II Pool 4.5% 6/20/2046	21,775	21,691
Ginnie Mae II Pool 4.5% 7/20/2040	15,123	15,097
Ginnie Mae II Pool 4.5% 7/20/2042	1,639	1,636
Ginnie Mae II Pool 4.5% 7/20/2045	2,042	2,034
Ginnie Mae II Pool 4.5% 7/20/2046	12,768	12,698
Ginnie Mae II Pool 4.5% 7/20/2049	9,884	9,762
Ginnie Mae II Pool 4.5% 8/20/2041	4,668	4,659
Ginnie Mae II Pool 4.5% 8/20/2046	34,632	34,499
Ginnie Mae II Pool 4.5% 8/20/2048	522,945	517,480
Ginnie Mae II Pool 4.5% 9/20/2040	69,019	68,896
Ginnie Mae II Pool 4.5% 9/20/2042	1,912	1,907
Ginnie Mae II Pool 4.5% 9/20/2046	18,542	18,493
Ginnie Mae II Pool 4.5% 9/20/2047	52,055	51,658
Ginnie Mae II Pool 4.5% 9/20/2049	19,753	19,528
Ginnie Mae II Pool 5% 1/20/2039	959	974
Ginnie Mae II Pool 5% 1/20/2047	11,245	11,434
Ginnie Mae II Pool 5% 1/20/2049	14,708	14,880
Ginnie Mae II Pool 5% 10/1/2055 (e)	29,700,000	29,542,309
Ginnie Mae II Pool 5% 10/20/2039	21,962	22,329
Ginnie Mae II Pool 5% 10/20/2046	2,366	2,406
Ginnie Mae II Pool 5% 10/20/2047	3,806	3,882
Ginnie Mae II Pool 5% 11/1/2055 (e)	7,600,000	7,549,554
Ginnie Mae II Pool 5% 11/20/2044	9,045	9,202
Ginnie Mae II Pool 5% 11/20/2047	13,123	13,388
Ginnie Mae II Pool 5% 11/20/2048	22,850	23,133
Ginnie Mae II Pool 5% 12/20/2044	3,754	3,818
Ginnie Mae II Pool 5% 12/20/2047	14,265	14,544
Ginnie Mae II Pool 5% 12/20/2054	917,307	915,466
Ginnie Mae II Pool 5% 2/20/2045	6,803	6,921
Ginnie Mae II Pool 5% 2/20/2048	3,051	3,105
Ginnie Mae II Pool 5% 2/20/2049	15,607	15,790
Ginnie Mae II Pool 5% 3/20/2044	8,511	8,657
Ginnie Mae II Pool 5% 3/20/2046	4,463	4,540
Ginnie Mae II Pool 5% 3/20/2048	29,820	30,347
Ginnie Mae II Pool 5% 3/20/2049	10,785	10,919
Ginnie Mae II Pool 5% 4/20/2040	2,005	2,039
Ginnie Mae II Pool 5% 4/20/2044	6,836	6,954
Ginnie Mae II Pool 5% 4/20/2046	2,375	2,416
Ginnie Mae II Pool 5% 4/20/2047	9,435	9,601
Ginnie Mae II Pool 5% 4/20/2048	41,517	42,226
Ginnie Mae II Pool 5% 4/20/2049	5,453	5,521
Ginnie Mae II Pool 5% 5/20/2044	16,375	16,654
Ginnie Mae II Pool 5% 5/20/2046	3,599	3,661
Ginnie Mae II Pool 5% 5/20/2047	4,951	5,037
Ginnie Mae II Pool 5% 5/20/2048	8,101	8,234
Ginnie Mae II Pool 5% 6/20/2040	7,397	7,523
Ginnie Mae II Pool 5% 6/20/2045	3,385	3,444
Ginnie Mae II Pool 5% 6/20/2048	42,243	42,831
Ginnie Mae II Pool 5% 7/20/2040	3,912	3,978
Ginnie Mae II Pool 5% 7/20/2045	4,014	4,085
Ginnie Mae II Pool 5% 7/20/2048	80,215	81,257
Ginnie Mae II Pool 5% 8/20/2040	6,104	6,208
Ginnie Mae II Pool 5% 8/20/2046	9,435	9,597
Ginnie Mae II Pool 5% 9/20/2045	3,185	3,241
Ginnie Mae II Pool 5% 9/20/2048	44,472	45,022
Ginnie Mae II Pool 5.5% 1/20/2033	5,880	6,024
Ginnie Mae II Pool 5.5% 1/20/2055	867,812	883,167
Ginnie Mae II Pool 5.5% 10/1/2055 (e)	20,200,000	20,349,883
Ginnie Mae II Pool 5.5% 11/1/2055 (e)	5,650,000	5,687,729
Ginnie Mae II Pool 5.5% 11/20/2033	610	627
Ginnie Mae II Pool 5.5% 11/20/2046	5,036	5,204
Ginnie Mae II Pool 5.5% 12/20/2032	802	822
Ginnie Mae II Pool 5.5% 12/20/2043	1,551	1,599
Ginnie Mae II Pool 5.5% 12/20/2048	4,235	4,374
Ginnie Mae II Pool 5.5% 12/20/2054	1,047,041	1,067,531
Ginnie Mae II Pool 5.5% 12/20/2054	287,617	289,920
Ginnie Mae II Pool 5.5% 2/20/2033	3,051	3,126
Ginnie Mae II Pool 5.5% 3/20/2045	1,833	1,895
Ginnie Mae II Pool 5.5% 4/20/2045	8,190	8,462
Ginnie Mae II Pool 5.5% 5/20/2044	1,972	2,035
Ginnie Mae II Pool 5.5% 5/20/2046	2,799	2,896
Ginnie Mae II Pool 5.5% 6/20/2033	696	714
Ginnie Mae II Pool 5.5% 6/20/2045	3,810	3,939
Ginnie Mae II Pool 5.5% 7/20/2038	4,325	4,477
Ginnie Mae II Pool 5.5% 7/20/2048	8,735	9,045
Ginnie Mae II Pool 5.5% 8/20/2044	2,605	2,694
Ginnie Mae II Pool 5.5% 9/20/2048	8,508	8,802
Ginnie Mae II Pool 6% 1/20/2037	471	492
Ginnie Mae II Pool 6% 10/1/2055 (e)	22,025,000	22,402,351
Ginnie Mae II Pool 6% 10/20/2035	1,927	2,007
Ginnie Mae II Pool 6% 10/20/2037	3,403	3,561
Ginnie Mae II Pool 6% 11/1/2055 (e)	6,575,000	6,687,135
Ginnie Mae II Pool 6% 11/20/2037	11,929	12,484
Ginnie Mae II Pool 6% 12/20/2036	1,509	1,577
Ginnie Mae II Pool 6% 12/20/2037	3,941	4,125
Ginnie Mae II Pool 6% 4/20/2037	800	836
Ginnie Mae II Pool 6% 5/20/2034	1,019	1,057
Ginnie Mae II Pool 6% 7/20/2036	2,360	2,463
Ginnie Mae II Pool 6% 9/20/2037	3,441	3,600
Ginnie Mae II Pool 6% 9/20/2038	553	579
Ginnie Mae II Pool 6.5% 3/20/2038	3,687	3,890
Ginnie Mae II Pool 6.5% 5/20/2055	3,465,281	3,565,140
Ginnie Mae II Pool 6.5% 8/20/2036	1,446	1,520
Uniform Mortgage Backed Securities 2% 10/1/2055 (e)	137,125,000	110,514,180
Uniform Mortgage Backed Securities 2% 11/1/2055 (e)	37,325,000	30,085,992
Uniform Mortgage Backed Securities 2.5% 10/1/2055 (e)	36,575,000	30,811,581
Uniform Mortgage Backed Securities 2.5% 11/1/2055 (e)	5,750,000	4,845,049
Uniform Mortgage Backed Securities 3% 10/1/2055 (e)	14,725,000	12,933,266
Uniform Mortgage Backed Securities 3.5% 10/1/2055 (e)	2,075,000	1,895,950
Uniform Mortgage Backed Securities 4% 10/1/2055 (e)	11,100,000	10,459,582
Uniform Mortgage Backed Securities 4.5% 10/1/2055 (e)	12,975,000	12,584,737
Uniform Mortgage Backed Securities 5% 10/1/2040 (e)	1,900,000	1,920,039
Uniform Mortgage Backed Securities 5% 10/1/2055 (e)	8,350,000	8,280,526
Uniform Mortgage Backed Securities 5.5% 10/1/2055 (e)	35,700,000	35,997,035
Uniform Mortgage Backed Securities 6% 10/1/2055 (e)	51,725,000	52,836,281
Uniform Mortgage Backed Securities 6.5% 10/1/2055 (e)	5,125,000	5,296,167
Uniform Mortgage Backed Securities 6.5% 11/1/2055 (e)	2,350,000	2,430,047
TOTAL UNITED STATES		838,318,277
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $843,858,148)		838,318,277

U.S. Treasury Obligations - 49.3%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	3.16	15,985,600	10,180,205
US Treasury Bonds 1.75% 8/15/2041	3.21	23,171,800	15,722,428
US Treasury Bonds 1.875% 11/15/2051	3.02	14,846,000	8,398,429
US Treasury Bonds 2% 8/15/2051	3.03	2,427,600	1,422,232
US Treasury Bonds 2.25% 2/15/2052	3.00	11,359,700	7,046,120
US Treasury Bonds 2.875% 5/15/2052	2.95 to 3.37	15,000,000	10,703,906
US Treasury Bonds 3% 8/15/2052	3.23	57,000,000	41,690,156
US Treasury Bonds 3.375% 8/15/2042	3.49 to 4.52	78,200,000	66,628,844
US Treasury Bonds 3.625% 2/15/2053	3.72 to 3.88	31,000,000	25,629,492
US Treasury Bonds 3.625% 5/15/2053	3.90 to 4.31	7,500,000	6,194,531
US Treasury Bonds 4% 11/15/2042	3.77	14,000,000	12,943,438
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	5,817,000	5,147,818
US Treasury Bonds 4.125% 8/15/2053	4.18 to 5.00	41,293,000	37,323,388
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.78	78,700,000	72,643,789
US Treasury Bonds 4.25% 8/15/2054	4.65	4,977,000	4,594,393
US Treasury Bonds 4.5% 11/15/2054	4.69 to 4.91	16,200,000	15,598,195
US Treasury Bonds 4.625% 11/15/2044	4.52 to 5.12	11,210,000	11,105,782
US Treasury Bonds 4.625% 2/15/2055	4.52 to 4.88	15,100,000	14,838,198
US Treasury Bonds 4.625% 5/15/2054	4.64 to 4.65	7,200,000	7,074,000
US Treasury Bonds 4.75% 5/15/2055	4.82 to 4.91	16,342,000	16,393,069
US Treasury Bonds 4.75% 8/15/2055	4.91	8,400,000	8,428,875
US Treasury Bonds 5% 5/15/2045	4.91	370,000	384,221
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.58 to 2.66	2,016,807	1,970,927
US Treasury Notes 2.625% 7/31/2029	2.69	30,000,000	28,872,656
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	39,286,000	37,736,045
US Treasury Notes 3.5% 2/15/2033	3.49 to 3.92	73,600,000	71,452,375
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.61	49,200,000	48,946,313
US Treasury Notes 3.75% 4/15/2028	3.69	20,000	20,060
US Treasury Notes 3.75% 5/31/2030	3.98 to 3.99	47,700,000	47,733,539
US Treasury Notes 3.75% 8/31/2031	3.63	10,600,000	10,551,968
US Treasury Notes 3.875% 11/30/2029	3.65 to 3.73	55,000,000	55,354,492
US Treasury Notes 3.875% 8/15/2034	4.07 to 4.27	145,800,000	143,572,905
US Treasury Notes 3.875% 8/31/2032	3.93	34,300,000	34,198,172
US Treasury Notes 4% 1/31/2031	4.01	30,000,000	30,312,891
US Treasury Notes 4% 10/31/2029	4.14 to 4.26	53,000,000	53,596,250
US Treasury Notes 4% 2/15/2034	4.28 to 4.46	37,100,000	37,002,902
US Treasury Notes 4% 2/28/2030	4.07 to 4.18	52,000,000	52,603,281
US Treasury Notes 4% 4/30/2032	3.92 to 4.17	31,800,000	31,985,086
US Treasury Notes 4% 6/30/2032	3.98	44,500,000	44,729,453
US Treasury Notes 4% 7/31/2030	4.07	25,000,000	25,282,227
US Treasury Notes 4% 7/31/2032	3.92 to 4.14	82,800,000	83,188,125
US Treasury Notes 4.125% 11/30/2029	4.08	45,000,000	45,724,219
US Treasury Notes 4.125% 5/31/2032	4.05 to 4.17	31,335,000	31,733,728
US Treasury Notes 4.125% 8/31/2030	4.61	14,100,000	14,336,285
US Treasury Notes 4.25% 1/31/2030	4.34	46,000,000	46,973,906
US Treasury Notes 4.25% 5/15/2035	4.38 to 4.49	81,000,000	81,746,719
US Treasury Notes 4.25% 8/15/2035	4.04 to 4.08	53,500,000	53,934,688
US Treasury Notes 4.375% 11/30/2030	4.35	24,600,000	25,294,758
US Treasury Notes 4.5% 12/31/2031	4.43 to 4.44	57,000,000	58,977,188
US Treasury Notes 4.625% 2/15/2035	4.17 to 4.24	58,100,000	60,384,440
US Treasury Notes 4.625% 4/30/2031	4.46 to 4.49	45,200,000	47,050,375
US Treasury Notes 4.75% 2/15/2045	4.42 to 4.97	4,670,000	4,699,187
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,744,919,296)			1,710,056,669

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $46,249,738)	4.21	46,240,490	46,249,738

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.07% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/19/2029	3,310,000	97,319
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	980,000	31,456
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	2,290,000	76,480
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	5,870,000	185,554
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/30/2029	3,200,000	106,434
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/2029	2,000,000	60,821
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.108% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/28/2026	2,890,000	12,021
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	3,400,000	108,734
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	8,960,000	113,544
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	4,020,000	145,362
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/17/2030	1,670,000	59,360
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	980,000	30,663
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	100,000	3,619

TOTAL PUT SWAPTIONS			1,031,367
Call Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.07% and pay annually a floating rate based on US SOFR Index, expiring December 2034	12/19/2029	3,310,000	123,233
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	980,000	35,438
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	2,290,000	78,886
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	5,870,000	217,513
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/30/2029	3,200,000	99,220
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/2029	2,000,000	71,620
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.108% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/28/2026	2,890,000	118,664
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	3,400,000	122,980
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	8,960,000	280,768
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	4,020,000	126,384
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.887% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/17/2030	1,670,000	53,630
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	980,000	36,539
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	100,000	3,147

TOTAL CALL SWAPTIONS			1,368,022
TOTAL PURCHASED SWAPTIONS (Cost $2,955,447)			2,399,389

TOTAL INVESTMENT IN SECURITIES - 113.7% (Cost $3,975,161,878)	3,947,409,978
NET OTHER ASSETS (LIABILITIES) - (13.7)%	(474,469,976)
NET ASSETS - 100.0%	3,472,940,002

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 10/1/2055	(8,175,000)	(6,761,349)
Ginnie Mae II Pool 2.5% 10/1/2055	(4,600,000)	(3,959,670)
Ginnie Mae II Pool 3% 10/1/2055	(10,750,000)	(9,601,718)
Ginnie Mae II Pool 4% 10/1/2055	(4,850,000)	(4,560,492)
Ginnie Mae II Pool 4.5% 10/1/2055	(4,525,000)	(4,387,994)
Ginnie Mae II Pool 5% 10/1/2055	(29,700,000)	(29,542,308)
Ginnie Mae II Pool 5.5% 10/1/2055	(5,650,000)	(5,691,922)
Ginnie Mae II Pool 6% 10/1/2055	(16,075,000)	(16,350,410)
Uniform Mortgage Backed Securities 2% 10/1/2055	(137,200,000)	(110,574,625)
Uniform Mortgage Backed Securities 2% 11/1/2055	(1,400,000)	(1,128,477)
Uniform Mortgage Backed Securities 2.5% 10/1/2055	(33,650,000)	(28,347,497)
Uniform Mortgage Backed Securities 3% 10/1/2055	(14,100,000)	(12,384,316)
Uniform Mortgage Backed Securities 3.5% 10/1/2055	(1,000,000)	(913,710)
Uniform Mortgage Backed Securities 4% 10/1/2055	(11,100,000)	(10,459,582)
Uniform Mortgage Backed Securities 4.5% 10/1/2055	(12,975,000)	(12,584,737)
Uniform Mortgage Backed Securities 5% 10/1/2055	(8,350,000)	(8,280,526)
Uniform Mortgage Backed Securities 5.5% 10/1/2055	(16,500,000)	(16,637,285)
Uniform Mortgage Backed Securities 6% 10/1/2055	(5,600,000)	(5,720,313)
Uniform Mortgage Backed Securities 6.5% 10/1/2055	(2,350,000)	(2,428,486)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(290,315,417)

TOTAL TBA SALE COMMITMENTS (Proceeds $291,452,783)		(290,315,417)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	254	12/31/2025	52,925,266	42,574	42,574

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	62	12/19/2025	6,974,031	5,643	5,643
CBOT 5Y US Treasury Notes Contracts (United States)	24	12/31/2025	2,620,313	17,413	17,413
CBOT US Treasury Long Bond Contracts (United States)	2	12/19/2025	233,188	(441)	(441)
CBOT US Treasury Ultra Bond Contracts (United States)	2	12/19/2025	240,188	(441)	(441)

TOTAL SOLD					22,174

TOTAL FUTURES CONTRACTS					64,748
The notional amount of futures purchased as a percentage of Net Assets is 1.5%
The notional amount of futures sold as a percentage of Net Assets is 0.3%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	60,000	9,455	(15,268)	(5,813)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	10,000	1,576	(2,323)	(747)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	50,000	7,879	(11,288)	(3,409)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	80,000	12,606	(19,823)	(7,217)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	20,742	(11,375)	9,367
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	13,828	(7,686)	6,142
CMBX BB Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(5%)	Monthly	100,000	12,524	(14,796)	(2,272)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	6,914	(9,755)	(2,841)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	6,914	(7,172)	(258)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly	30,000	4,727	(7,671)	(2,944)
CMBX BBB- Series 18 Index		12/17/2057	JPMorgan Securities LLC	(3%)	Monthly	100,000	6,914	(4,920)	1,994
CMBX AAA Series 13 Index		12/16/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	990,000	(4,119)	(15,399)	(19,518)
CMBX AAA Series 13 Index		12/16/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	620,000	(2,580)	(4,020)	(6,600)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	20,000	3,152	(4,896)	(1,744)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	80,000	12,606	(18,555)	(5,949)
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	100,000	12,524	(14,610)	(2,086)
CMBX AAA Series 13 Index		12/16/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	760,000	(3,162)	(7,938)	(11,100)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	90,000	14,182	(19,440)	(5,258)
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	6,914	(3,901)	3,013
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	6,914	(3,610)	3,304
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	28,032	(31,816)	(3,784)

TOTAL BUY PROTECTION							178,542	(236,262)	(57,720)
Sell Protection
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,490,000	6,200	32,838	39,038
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	880,000	3,662	19,945	23,607
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	200,000	(2,608)	3,180	572
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	700,000	(9,129)	10,465	1,336
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	700,000	(9,178)	9,227	49
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	700,000	(9,129)	16,996	7,867
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	200,000	(2,608)	3,119	511
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(6,521)	6,603	82

TOTAL SELL PROTECTION							(29,311)	102,373	73,062
TOTAL CREDIT DEFAULT SWAPS							149,231	(133,889)	15,342

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2027	38,316,000	137,095	0	137,095
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2028	44,073,000	245,851	0	245,851
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2029	20,838,000	165,699	0	165,699
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2032	4,818,000	58,483	0	58,483
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	12/17/2035	530,000	(1,983)	0	(1,983)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2045	3,551,000	69,590	0	69,590
TOTAL INTEREST RATE SWAPS							674,735	0	674,735

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $529,591,906 or 15.2% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $487,408.
(j)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,573,990.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $365,798.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	53,378,703	565,732,982	572,862,193	2,237,043	246	-	46,249,738	46,240,490	0.1%
Fidelity Securities Lending Cash Central Fund	-	278,980,439	278,980,439	10,131	-	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	16,667,551	781,307	-	781,334	(32)	507,947	17,956,773	200,232	6.9%
Total	70,046,254	845,494,728	851,842,632	3,028,508	214	507,947	64,206,511

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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